Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	Fly Leasing Ltd
Entity Central Index Key	0001407298
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	true
Amendment Description	20-F/A
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	28,040,305
Manager Shares Outstanding	100

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets
Cash and cash equivalents	$ 163,124	$ 82,105
Restricted cash and cash equivalents	137,457	298,404
Rent receivables	3,124	3,186
Investment in unconsolidated subsidiaries	6,308	15,141
Flight equipment held for operating leases, net	2,616,864	2,762,289
Deferred tax asset, net	9,450	5,329
Fair market value of derivative assets	319	4,023
Other assets, net	32,026	28,021
Total assets	2,968,672	3,198,498
Liabilities
Accounts payable and accrued liabilities	15,662	10,429
Rentals received in advance	14,402	15,297
Payable to related parties	2,789	4,863
Security deposits	47,474	50,672
Maintenance payment liability	225,733	231,793
Secured borrowings, net	2,052,412	2,326,110
Fair market value of derivative liabilities	48,967	98,487
Other liabilities	29,231	17,814
Total liabilities	2,436,670	2,755,465
Shareholders' equity
Common shares, $0.001 par value; 499,999,900 shares authorized; 28,040,305 and 25,685,527 shares issued and outstanding at December 31, 2012 and 2011, respectively	28	26
Manager shares, $0.001 par value; 100 shares authorized, issued and outstanding
Additional paid-in capital	482,733	455,186
Retained earnings	83,138	57,982
Accumulated other comprehensive loss, net	(33,897)	(70,161)
Total shareholders' equity	532,002	443,033
Total liabilities and shareholders' equity	$ 2,968,672	$ 3,198,498

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Common shares, par value	$ 0.001	$ 0.001
Common shares, shares authorized	499,999,900	499,999,900
Common shares, shares issued	28,040,305	25,685,527
Common shares, shares outstanding	28,040,305	25,685,527
Manager shares, par value	$ 0.001	$ 0.001
Manager shares, shares authorized	100	100
Manager shares, shares issued	100	100
Manager shares, shares outstanding	100	100

Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Operating lease revenue	$ 376,437	$ 230,716	$ 219,655
Equity earnings from unconsolidated subsidiaries	9,383	5,647	2,901
Gain on sale of aircraft	8,360	9,137	13,449
Gain on sale of investment in unconsolidated subsidiary	36,882
Gain on sale of option to purchase notes payable			12,501
Lease termination settlement		2,135	2,298
Interest and other income	1,634	1,154	2,861
Total revenues	432,696	248,789	253,665
Expenses
Depreciation	136,633	95,718	84,032
Aircraft impairment	11,382	7,500
Interest expense	142,491	90,547	75,748
Debt extinguishment costs	7,628
Selling, general and administrative	40,192	27,248	25,413
Ineffective, dedesignated and terminated derivatives	31,871
Acquisition costs		18,038
Debt purchase option amortization			947
Maintenance and other costs	10,968	4,400	4,651
Total expenses	381,165	243,451	190,791
Net income before provision for income taxes	51,531	5,338	62,874
Provision for income taxes	3,862	4,242	10,207
Net income	$ 47,669	$ 1,096	$ 52,667
Weighted average number of shares:
Basic	25,792,932	25,843,348	28,264,227
Diluted	25,961,605	25,992,062	28,307,971
Earnings per share:
Basic	$ 1.81	$ 0.03	$ 1.86
Diluted	$ 1.8	$ 0.03	$ 1.86
Dividends declared and paid per share	$ 0.84	$ 0.8	$ 0.8

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 47,669		$ 1,096		$ 52,667
Other comprehensive income, net of tax
Change in fair value of derivatives, net of deferred tax	9,075	[1]	(4,959)	[1]	(12,885)	[1]
Reclassification from other comprehensive income into earnings due to termination of derivative liabilities, net of deferred tax	27,479	[2]
Reclassification from other comprehensive income into earnings, net of deferred tax	(290)	[3]	1,464	[3]	387	[3]
Comprehensive income (loss)	$ 83,933		$ (2,399)		$ 40,169

[1]	Deferred tax expense was $1.4 million and deferred tax benefit was $0.5 million and $1.8 million for the years ended December 31, 2012, 2011 and 2010, respectively.
[2]	Deferred tax expense was $3.9 million for the year ended December 31, 2012.
[3]	Deferred tax benefit was $41,000 and deferred tax expense was $0.2 million and $38,000 for the years ended December 31, 2012, 2011 and 2010, respectively.

Consolidated Statements of Comprehensive Income (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Deferred tax expense benefit related to fair value derivative	$ (1,400,000)	$ 500,000	$ 1,800,000
Deferred tax expense benefit related to termination of derivatives	(3,926,000)
Deferred tax expense benefit related to reclassification from other comprehensive income into earnings	$ 41,000	$ (200,000)	$ (38,000)

Consolidated Statements of Shareholders' Equity (USD $) In Thousands, except Share data	Total USD ($)		Manager Shares	Common Shares USD ($)	Additional Paid-in Capital USD ($)	Retained Earnings (Deficit) USD ($)	Accumulated Other Comprehensive Loss, net USD ($)
Beginning balance at Dec. 31, 2009	$ 484,524			$ 30	$ 490,818	$ 47,844	$ (54,168)
Beginning balance, shares at Dec. 31, 2009			100	30,279,948
Dividends to shareholders	(22,407)					(22,407)
Dividend equivalent	(120)					(120)
Shares repurchased, shares				(3,652,579)
Shares repurchased	(35,487)			(3)	(35,484)
Shares issued in connection with vested share grants, shares				80,132
Shares issued in connection with vested share grants	(4)				(4)
Share-based compensation	3,720				3,720
Capital contribution from Babcock & Brown	4,509				4,509
Net income	52,667					52,667
Net change in the fair value of derivatives, net of deferred tax asset of $1,840, $470 and $1,456 for the years ended December 31, 2010, 2011 and 2012 respectively	(12,885)	[1]					(12,885)
Reclassification from other comprehensive income into earnings, net of deferred tax	387	[2]					387
Ending balance at Dec. 31, 2010	474,904			27	463,559	77,984	(66,666)
Ending balance, shares at Dec. 31, 2010			100	26,707,501
Dividends to shareholders	(20,738)					(20,738)
Dividend equivalent	(360)					(360)
Shares repurchased, shares				(1,102,106)
Shares repurchased	(13,142)			(1)	(13,141)
Shares issued in connection with vested share grants, shares				80,132
Share-based compensation	4,768				4,768
Net income	1,096					1,096
Net change in the fair value of derivatives, net of deferred tax asset of $1,840, $470 and $1,456 for the years ended December 31, 2010, 2011 and 2012 respectively	(4,959)	[1]					(4,959)
Reclassification from other comprehensive income into earnings, net of deferred tax	1,464	[2]					1,464
Ending balance at Dec. 31, 2011	443,033			26	455,186	57,982	(70,161)
Ending balance, shares at Dec. 31, 2011			100	25,685,527
Dividends to shareholders	(21,629)					(21,629)
Dividend equivalent	(884)					(884)
Shares issued in connection with vested share grants, shares				163,718
Shares issued to Onex and Summit, shares				2,191,060
Shares issued to Onex and Summit, values	23,914			2	23,912
Share-based compensation	3,635				3,635
Net income	47,669					47,669
Net change in the fair value of derivatives, net of deferred tax asset of $1,840, $470 and $1,456 for the years ended December 31, 2010, 2011 and 2012 respectively	9,075	[1]					9,075
Reclassification from other comprehensive income into earnings due to termination of derivative liabilities, net of deferred tax	27,479	[3]					27,479
Reclassification from other comprehensive income into earnings, net of deferred tax	(290)	[2]					(290)
Ending balance at Dec. 31, 2012	$ 532,002			$ 28	$ 482,733	$ 83,138	$ (33,897)
Ending balance, shares at Dec. 31, 2012			100	28,040,305

[1]	Deferred tax expense was $1.4 million and deferred tax benefit was $0.5 million and $1.8 million for the years ended December 31, 2012, 2011 and 2010, respectively.
[2]	Deferred tax benefit was $41,000 and deferred tax expense was $0.2 million and $38,000 for the years ended December 31, 2012, 2011 and 2010, respectively.
[3]	Deferred tax expense was $3.9 million for the year ended December 31, 2012.

Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deferred tax liability and benefit for fair value of Derivatives	$ (1,456)	$ 470	$ 1,840
Deferred tax on reclassification	41	209	38
Underwriting commission	1,086
Deferred tax expense benefit related to termination of derivatives	(3,926)
Accumulated Other Comprehensive Loss, net
Deferred tax liability and benefit for fair value of Derivatives	(1,456)	470	1,840
Deferred tax on reclassification	41	209	38
Deferred tax expense benefit related to termination of derivatives	(3,926)
Additional Paid-in Capital
Underwriting commission	$ 1,086

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net income	$ 47,669	$ 1,096	$ 52,667
Adjustments to reconcile net income to net cash flows provided by operating activities:
Equity earnings from unconsolidated subsidiaries	(9,383)	(5,647)	(2,901)
Gain on sale of option to purchase notes payable			(12,501)
Gain on sale of aircraft	(8,360)	(9,137)	(13,449)
Gain on sale of investment in unconsolidated subsidiary	(36,882)
Depreciation	136,633	95,718	84,032
Aircraft impairment	11,382	7,500
Amortization of debt issuance costs and extinguishment costs	10,589	7,471	8,788
Amortization of lease incentives	6,989	6,856	5,095
Amortization of debt purchase option			947
Amortization of lease discounts/premiums and other items	6,281	1,307	366
Amortization of GAAM acquisition date fair market value adjustments	23,611	5,838
Amortization of terminated swaps	(331)
Share-based compensation	3,635	4,768	3,720
Deferred income taxes	(8,180)	2,562	9,069
Unrealized loss (gain) on derivative instruments	31,871	(1,489)	(303)
Professional fees paid by Babcock & Brown			2,180
Security deposits and maintenance payment liability relieved	(47,694)	(3,911)	(14,197)
Security deposits and maintenance payment claims applied towards operating lease revenues	(7,671)
Changes in operating assets and liabilities:
Rent receivables	(1,070)	120	(60)
Other assets	5,644	(1,913)
Payable to related parties	(4,837)	1,781	(8,178)
Accounts payable and accrued liabilities	8,148	2,415	963
Rentals received in advance	(1,240)	(2,923)	212
Other liabilities	13,578	(2,135)	(1,225)
Net cash flows provided by operating activities	180,382	110,277	115,225
Cash Flows from Investing Activities
Investment in unconsolidated subsidiaries		(28,054)	(8,750)
Distributions from unconsolidated subsidiaries	6,269	26,951	916
Proceeds from sale of investment in BBAM LP	49,500
Purchase of GAAM Portfolio, net of cash assumed		(113,623)
Purchase of additional flight equipment	(50,803)	(52,128)	(41,659)
Proceeds from sale of aircraft	67,740	126,913	100,911
Lessor contribution to maintenance	(16,626)	(11,312)	(4,068)
Net cash flows provided by (used in) investing activities	56,080	(51,253)	47,350
Cash Flows from Financing Activities
Restricted cash and cash equivalents	160,947	(21,712)	(25,694)
Security deposits received	9,398	3,567	5,186
Security deposits returned	(4,257)	(3,703)	(4,089)
Maintenance payment liability receipts	57,892	53,515	44,398
Maintenance payment liability disbursements	(28,150)	(14,544)	(6,143)
Proceeds from sale of option to purchase notes payable			12,501
Proceeds from secured borrowings	459,200	46,596	35,442
Debt issuance costs	(16,483)	(801)	(221)
Repayment of secured borrowings	(847,607)	(204,867)	(98,551)
Proceeds from sale of notes payable	87,282	33,765
Proceeds from (payment for) termination of interest rate swap contract	(35,066)	1,398	745
Shares repurchased		(13,142)	(35,487)
Proceeds from issuance of shares, net of fees paid	23,914
Dividends	(21,629)	(20,738)	(22,407)
Dividend equivalents	(884)	(360)	(120)
Net cash flows used in financing activities	(155,443)	(141,026)	(94,440)
Net increase (decrease) in cash	81,019	(82,002)	68,135
Cash at beginning of period	82,105	164,107	95,972
Cash at end of period	163,124	82,105	164,107
Cash paid during the period for:
Interest	118,672	74,804	65,688
Taxes	2,057	1,381	1,193
Noncash Activities:
Security deposits and maintenance payment liability disbursements applied as rentals received in advance	345
Security deposits assumed on purchase of flight equipment	1,080
Maintenance reserves assumed on purchase of flight equipment	8,482
Security deposit applied to rent receivables	1,128		769
Withholding taxes netted against distributions received from BBAM LP	1,847	1,264	1,080
Security deposits netted against sales price from sale of flight equipment	2,170	1,700	791
Security deposits netted against end of lease payments			2,280
Maintenance payment liabilities and claims netted against end of lease payments			436
Rent received netted against sales price from sale of flight equipment			319
Maintenance payment liabilities and claims netted against sales price from sale of flight equipment		8,006	5,411
Maintenance payment claim applied to rent receivables			1,416
Debt issuance costs netted with proceeds from secured borrowings		1,402	2,267
Capital contribution from Babcock & Brown			$ 4,509

Organization	12 Months Ended
Dec. 31, 2012
Organization [Abstract]
ORGANIZATION

1. ORGANIZATION

Fly Leasing Limited (the “Company” or “Fly”) is a Bermuda exempted company that was incorporated on May 3, 2007, under the provisions of Section 14 of the Companies Act 1981 of Bermuda. The Company was formed to acquire, finance, lease and sell commercial jet aircraft and other aviation assets directly or indirectly through its subsidiaries.

Although the Company is organized under the laws of Bermuda, it is a resident of Ireland for tax purposes and is subject to Irish corporation tax on its income in the same way, and to the same extent, as if the Company were organized under the laws of Ireland.

In accordance with the Company’s amended and restated bye-laws, Fly issued 100 shares (“Manager Shares”) with a par value of $0.001 to Fly Leasing Management Co. Limited (formerly Babcock & Brown Air Management Co. Limited, the “Manager”) for no consideration. Subject to the provisions of the Company’s amended and restated bye-laws, the Manager Shares have the right to appoint the nearest whole number of directors to the Company which is not more than 3/7th of the number of directors comprising the board of directors. The Manager Shares are not entitled to receive any dividends, are not convertible into common shares and, except as provided for in the Company’s amended and restated bye-laws, have no voting rights.

On April 29, 2010, the management team of the Company’s manager and servicer, through Summit Aviation Partners LLC (“Summit”) purchased substantially all of the aviation assets of Babcock & Brown and its affiliates, including Babcock & Brown’s ownership interests in the Manager and certain other companies that manage and service Fly and its aircraft portfolio (the “Aviation Assets Purchase Transaction”).

On April 29, 2010, the Company through its wholly-owned subsidiary, Fly-BBAM Holdings, Ltd. (“Fly-BBAM”), purchased a 15% interest in BBAM Limited Partnership (“BBAM LP”), a newly formed, privately-held aircraft leasing and management business for $8.75 million. Summit owned the remaining 85% interest in BBAM LP. On December 28, 2012, the Company sold its 15% interest in BBAM LP for $49.5 million to Onex Corporation and its affiliate (collectively, “Onex”). Concurrently with the closing of this transaction, Onex and Summit purchased 2,191,060 newly issued common shares of the Company for an aggregate of $25.0 million or $11.41 per share. BBAM LP provides management and administrative services to Fly, including servicing of its aircraft portfolio.

GAAM PORTFOLIO ACQUISITION

On October 14, 2011, the Company completed the acquisition of a portfolio of 49 aircraft and other assets (“GAAM Portfolio”) valued at approximately $1.4 billion and managed by Global Aviation Asset Management (“GAAM”). The purchase was funded with approximately $141.7 million of the Company’s unrestricted cash and the assumption of approximately $1.2 billion of secured, non-recourse debt. The Company incurred approximately $18.0 million in expenses in connection with the acquisition. These expenses include a one-time $12.5 million fee to BBAM LP for arranging the acquisition.

The acquisition of the GAAM Portfolio was accounted for as a business combination. Identifiable assets acquired and liabilities assumed were recorded at their fair values as of the acquisition date. The fair value of flight equipment acquired was determined using the market approach. In the aviation industry, appraisal data is considered to reflect the highest and best use of the flight equipment on an “in use” basis. The estimated fair value of GAAM’s flight equipment was recorded based on (i) appraisal data, (ii) management’s assessment of current market conditions and recent trading activity of similar aircraft, (iii) the current and long-term demand for each aircraft type, and (iv) the required maintenance condition of the underlying flight equipment upon redelivery to the lessor. The fair value assigned to identifiable intangible assets acquired was based on available market data and assumptions made by management. Intangible assets, consisting of lease discounts and premiums, are amortized over the remaining life of the lease. The fair value of the debt assumed on the GAAM Portfolio has been determined based on the income approach resulting in a discount totaling $52.1 million. The income approach was performed through the use of a net present value calculation using an appropriate discount rate.

The Company recognized a deferred tax item arising from temporary differences between the tax basis of the acquired assets and liabilities, and acquisition date fair values.

Presented below are the acquisition date fair values of the assets acquired, liabilities assumed and net asset acquired (in thousands):

Cash consideration	$141,749

Assets
Cash and cash equivalents	$28,126
Restricted cash and cash equivalents	111,757
Rent receivables	2,311
Flight equipment held for operating leases	1,268,730
Deferred tax asset, net	4,472
Fair value of derivative asset	836
Other assets	17,154

Total assets	1,433,386

Liabilities
Accounts payable and accrued liabilities	1,039
Rentals received in advance	8,252
Security deposits	20,505
Maintenance payment liability	70,342
Borrowings under aircraft acquisition facilities, net	1,172,811
Fair value of derivative liabilities	11,270
Other liabilities	7,418

Total liabilities	1,291,637

Net asset acquired	$141,749

Supplemental pro forma data (unaudited)

The unaudited pro forma statement of operations data below gives effect to the acquisition of the GAAM Portfolio as if it had occurred on January 1, 2010. The unaudited pro forma data is presented for illustrative purposes only and is not intended to be indicative of actual results that would have been achieved had the acquisition of the GAAM Portfolio been consummated as of January 1, 2010. The unaudited pro forma data should not be considered representative of our future financial condition or results of operations.

	Year ended December 31, 2011	Year ended December 31, 2010
	(Dollars in thousands)
Pro forma total revenue (1)	$372,752	$416,290
Pro forma total expenses (2)	369,288	365,933
Pro forma net (loss) income	(1,924)	40,777

(1)	Pro forma total revenue for 2010 included (i) end of lease revenues of $21.4 million and (ii) gain on sale of option to purchase notes payable of $12.5 million.
(2)	Pro forma total expenses for 2011 included (i) aircraft impairment of $7.5 million and $13.0 million recorded by Fly and GAAM, respectively and (ii) acquisition related expenses totaling $18.0 million. Pro forma total expenses for 2010 included an aircraft impairment of $20.8 million recorded by GAAM.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PREPARATION

Fly is a holding company that conducts its business through its subsidiaries. The Company directly or indirectly owns all of the common shares of its consolidated subsidiaries. The consolidated financial statements presented are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The consolidated financial statements include the accounts of Fly and all of its subsidiaries. In instances where it is the primary beneficiary, Fly would consolidate a Variable Interest Entity (“VIE”). All intercompany transactions and balances have been eliminated. The consolidated financial statements are stated in U.S. Dollars, which is the principal operating currency of the Company.

The Company has one operating and reportable segment which is aircraft leasing.

USE OF ESTIMATES

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The use of estimates is or could be a significant factor affecting the reported carrying values of flight equipment, deferred tax assets and accruals and reserves. To the extent available, the Company utilizes industry specific resources, third-party appraisers and other materials to support management’s estimates, particularly with respect to flight equipment. Despite management’s best efforts to accurately estimate such amounts, actual results could differ from those estimates.

RISKS AND UNCERTAINTIES

The Company encounters several types of risk during the course of its business, including credit and market risks. Credit risk addresses a lessee’s or derivative counterparty’s inability or unwillingness to make contractually required payments. Market risk reflects the change in the value of derivatives and credit facilities due to changes in interest rate spreads or other market factors, including the value of collateral underlying the Company’s credit facilities.

Other types of risk encountered by the Company include the following:

•

The success of the Company is dependent on the performance of the commercial aviation industry. A downturn in the industry could adversely impact the lessee’s ability to make payments, increase the risk of unscheduled lease terminations and depress lease rates and the value of the Company’s aircraft.

•	The Company will require access to the debt and equity markets to refinance its outstanding indebtedness and to grow its business through the acquisition of additional aircraft.

•	The Company relies and is dependent upon an external servicer to manage its business and service its aircraft portfolio.

CASH AND CASH EQUIVALENTS

The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents.

RESTRICTED CASH AND CASH EQUIVALENTS

Pursuant to certain of the Company’s debt facilities, payments received from lessees serve as collateral to the lenders and are thus subject to withdrawal restrictions. The Company’s restricted cash and cash equivalents consist primarily of (i) security deposits and certain maintenance payments received from lessees under the terms of various lease agreements, (ii) a portion of rents collected which may be required to be held as cash collateral and (iii) other cash, which may be subject to withdrawal restrictions pursuant to the Company’s credit agreements as further described in Note 6.

All restricted cash is held by major financial institutions in segregated accounts.

RENT RECEIVABLES

Rent receivables represent unpaid lessee obligations under existing lease contracts. Any allowance for doubtful accounts is established on a specific identification basis and is maintained at a level believed by management to be adequate to absorb probable losses inherent in rent receivables. The assessment of credit risk is primarily based on the extent to which amounts outstanding exceed the value of security held, the financial strength and condition of a debtor and the current economic and regulatory conditions of the debtor’s operating environment. Determination of the allowance is inherently subjective as it requires significant estimates, including the amounts and timing of expected future cash flows and consideration of current factors and economic trends impacting the lessees and its credit worthiness, all of which may be susceptible to significant change. Uncollectible rent receivables are charged off against the allowance, while recoveries of amounts previously charged off are credited to the allowance. A provision for credit losses is recorded based on management’s periodic evaluation of the factors previously mentioned, as well as other pertinent factors. As of December 31, 2012 and 2011, the Company had no allowance for doubtful accounts, although the Company had two lessees on non-accrual status as of these dates. The Company recognizes revenue from the two lessees when cash is received.

INVESTMENT IN UNCONSOLIDATED SUBSIDIARIES

Fly has a 57.4% interest in Fly-Z/C Aircraft Holdings LP (“Fly-Z/C LP”). On December 28, 2012, Fly sold its 15.0% interest in BBAM LP to Onex.

Fly accounts for its interest in unconsolidated subsidiaries using the equity method as the Company does not control the entities. Under the equity method, the Company’s investment is initially recorded at cost and the carrying amount is affected by its share of the unconsolidated subsidiaries’ undistributed earnings and losses, and distributions of dividends and capital.

The Company periodically reviews the carrying amount of its investment in the unconsolidated subsidiaries, or whenever events or changes in circumstances indicate that a decline in value may have occurred. If its investment is determined to be impaired on an other-than-temporary basis, a loss equal to the difference between the fair value of the investment and its carrying value is recorded in the period of identification.

FLIGHT EQUIPMENT HELD FOR SALE

In accordance with guidance provided by FASB, flight equipment is classified as held for sale when the Company commits to and commences a plan of sale that is reasonably expected to be completed within one year. Flight equipment held for sale is stated as the lesser of carrying value or fair value less estimated cost to sell.

Flight equipment held for sale is not depreciated. Subsequent changes to the asset’s fair value, either increases or decreases, are recorded as adjustments to the carrying value of the flight equipment. However, any such adjustment will not exceed the original carrying value of the flight equipment held for sale. There was no flight equipment held for sale as of December 31, 2012 and 2011.

FLIGHT EQUIPMENT HELD FOR OPERATING LEASES

Flight equipment held for operating leases are recorded at cost and depreciated to estimated residual values on a straight-line basis over their estimated remaining useful lives. Useful life is generally 25 years from the date of manufacture. Residual values are generally estimated to be 15% of original manufacturer’s estimated realized price for the flight equipment when new. Management may, at its discretion, make exceptions to this policy on a case by case basis when, in its judgment, the residual value calculated pursuant to this policy does not appear to reflect current expectations of residual values. Examples of such situations include, but are not limited to:

•	Flight equipment where original manufacturer’s prices are not relevant due to plane modifications and conversions.

•	Flight equipment which is out of production and may have a shorter useful life or lower residual value due to obsolescence.

•	The remaining life of a converted freighter is determined based on the date of conversion, in which case, the total useful life may extend beyond 25 years from the date of manufacture.

Estimated residual values and useful lives of flight equipment are reviewed and adjusted, if appropriate, at each reporting period.

Major improvements to be performed by the Company pursuant to the lease agreement are accounted for as lease incentives and are amortized against revenue over the term of the lease, assuming no lease renewals. Lessee specific modifications to the aircraft are capitalized and also amortized against revenue over the term of the lease. Generally, lessees are required to provide for repairs, scheduled maintenance and overhauls during the lease term and to be compliant with return conditions of flight equipment at lease termination.

Major improvements and modifications incurred for an aircraft that is off-lease are capitalized and depreciated over the remaining life of the flight equipment. In addition, costs paid by us for scheduled maintenance and overhauls are also capitalized and depreciated over a period to the next scheduled maintenance or overhaul event. Miscellaneous repairs are expensed when incurred.

At the time of an aircraft acquisition, the Company evaluates whether the lease acquired with the aircraft is at fair market value by comparing the contractual lease rates to the range of current lease rates of like aircraft. A lease premium is recognized when it is determined that the acquired lease’s terms are above market value; lease discounts are recognized when it is determined that the acquired lease’s terms are below fair market value. Lease discounts are capitalized into other liabilities and accreted as additional rental revenue on a straight-line basis over the lease term. Lease premiums are capitalized into other assets and amortized against rental revenue on a straight-line basis over the lease term.

IMPAIRMENT OF FLIGHT EQUIPMENT

The Company evaluates flight equipment for impairment when circumstances indicate that the carrying amounts of such assets may not be recoverable. The Company’s evaluation of impairment indicators include, but are not limited to, recent transactions for similar aircraft, adverse changes in market conditions for specific aircraft types, third party appraisals of specific aircraft, published values for similar aircraft, any occurrences of adverse changes in the aviation industry and the overall market conditions that could impact the fair value of our aircraft. The review for recoverability includes an assessment of the estimated future cash flows associated with the use of an asset and its eventual disposition. If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying amount of the asset, the Company will assess whether the carrying values of the flight equipment exceed the fair values and an impairment loss is required. The undiscounted cash flows consist of cash flows from currently contracted leases, future projected lease rates, transition costs, estimated down time and estimated residual or scrap values for an aircraft. The impairment loss is measured as the excess of the carrying amount of the impaired asset over its fair value. See Note 16 – Fair Value Measurements.

Future cash flows are assumed to occur under current market conditions and assume adequate time for a sale between a willing and able buyer and a willing seller. Expected future lease rates are based on all relevant information available, including the existing lease, current contracted rates for similar aircraft, appraisal data and industry trends. Residual value assumptions generally reflect an aircraft’s salvage value, except where more recent industry information indicates a different value is appropriate.

The preparation of these impairment analyses requires the use of assumptions and estimates, including the level of future rents, the residual value of the flight equipment to be realized upon sale at some date in the future, estimated downtime between re-leasing events and the amount of re-leasing costs. For the years ended December 31, 2012 and 2011, the Company recognized impairment losses of $11.4 million and $7.5 million, respectively. The impairment losses were related to two Boeing 737-500 aircraft which were manufactured in 1992 and an Airbus A320-200 aircraft which was manufactured in 2002. The leases related to the Boeing 737-500 aircraft expired in 2012 and the Company disposed of the aircraft in 2013. The Airbus A320-200 aircraft has been written down to its net realizable value and it was sold during the first quarter of 2013. There was no impairment loss recognized for the year ended December 31, 2010.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments to manage its exposure to interest rate and foreign currency risks. All derivatives are recognized on the balance sheet at their fair values. Pursuant to hedge accounting provisions, changes in the fair value of the item being hedged can be recognized into earnings in the same period and in the same income statement line as the change in the fair value of the derivative instrument. On the date that the Company enters into a derivative contract, the Company formally documents all relationships between the hedging instruments and the hedged items, as well as its risk management objective and strategy for undertaking each hedge transaction.

Derivative instruments designated in a hedge relationship to mitigate exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Cash flow hedges are accounted for by recording the fair value of the derivative instrument on the balance sheet as either a freestanding asset or liability. Changes in the fair value of a derivative that is designated and qualifies as an effective cash flow hedge are recorded in accumulated other comprehensive income, net of tax, until earnings are affected by the variability of cash flows of the hedged item. Any derivative gains and losses that are not effective in hedging the variability of expected cash flows of the hedged item or that do not qualify for hedge treatment are recognized directly into income.

At the hedge’s inception and at least quarterly thereafter, a formal assessment is performed to determine whether changes in cash flows of the derivative instrument have been highly effective in offsetting changes in the cash flows of the hedged items and whether they are expected to be highly effective in the future. The Company discontinues hedge accounting prospectively when (i) it determines that the derivative is no longer effective in offsetting changes in the cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; or (iii) management determines that designating the derivative as a hedging instrument is no longer appropriate. In all situations in which hedge accounting is discontinued and the derivative remains outstanding, the derivative instrument is carried at its fair market value on the balance sheet with changes in fair value recognized into current-period earnings. The remaining balance in accumulated other comprehensive income associated with the derivative that has been discontinued is not recognized in the income statement unless it is probable that the forecasted transaction will not occur. Such amounts are recognized in earnings when earnings are affected by the hedged transaction.

OTHER ASSETS

Other assets consist primarily of debt issuance costs, unamortized lease premiums, initial direct lease costs and other miscellaneous receivables. The Company capitalizes costs incurred in arranging financing as debt issuance costs. Debt issuance costs are amortized to interest expense using the effective interest method over the terms of the credit facilities. Lease premiums are amortized into operating lease income over the lease term.

SECURITY DEPOSITS

In the normal course of leasing aircraft to third parties under its lease agreements, the Company receives cash or letters of credit as security for certain contractual obligations. At December 31, 2012 and 2011, security deposits represent cash received from the lessee that is held on deposit until termination of the lease. Security deposits are returned to the lessee at lease termination or taken into income if the lessee fails to perform under their lease.

MAINTENANCE PAYMENT LIABILITY

The Company’s flight equipment is typically subject to triple-net leases under which the lessee is responsible for maintenance, insurance and taxes. Fly’s operating leases also obligate the lessees to comply with all governmental requirements applicable to the flight equipment, including without limitation, operational, maintenance, registration requirements and airworthiness directives.

Under the terms of the lease agreements, cash collected from lessees for future maintenance of the aircraft is recorded as maintenance payment liabilities. The Company does not recognize such maintenance payments as revenue during the lease. Maintenance payment liabilities are attributable to specific aircraft and are typically based on hours or cycles of utilization, depending upon the component. Upon the occurrence of qualified maintenance events, the lessee submits a request for reimbursement and upon disbursement of the funds, the liability is relieved.

In some leases, the lessor may be obligated to contribute to maintenance related expenses on an aircraft during the term of the lease. In other instances, the lessee or lessor may be obligated to make a payment to the other party at lease termination based on a computation stipulated in the lease agreement. The calculation is based on utilization and condition of the airframe, engines and other major life-limited components as determined at lease termination.

The Company may also incur maintenance expenses on off-lease aircraft. Scheduled major maintenance or overhaul activities and costs for certain high-value components that are paid by the Company are capitalized and depreciated over the period until the next overhaul is required. Such payments made by the Company for minor maintenance, repairs and re-leasing of aircraft are expensed as incurred.

Maintenance payment liability balances at the end of a lease or any amount received as part of a redelivery adjustment are recorded as lease revenue at lease termination, including early termination upon a default. When flight equipment is sold, the maintenance payment liability amounts may be remitted to the buyer in accordance with the terms of the related agreements and are released from the balance sheet as part of the disposition gain or loss.

REVENUE RECOGNITION

Revenue is recognized to the extent that it is probable that the economic benefits will flow to the Company and the revenue can be reliably measured. Where revenue amounts do not meet these recognition criteria, they are deferred and recognized in the period in which the recognition criteria are met. Rental income from aircraft is recognized on a straight-line basis over the initial term of the respective lease. The operating lease agreements generally do not provide for purchase options, however, the leases may allow the lessee the option to extend the lease for an additional term. Contingent rents are recognized as revenue when the contingency is resolved. Revenue is not recognized when collection is not reasonably assured.

SHARE-BASED COMPENSATION

The Company has a 2010 Omnibus Incentive Plan (“2010 Plan”) which permitted the issuance of up to 1,500,000 share grants in the form of (i) stock appreciation rights (“SARs”); (ii) restricted stock units (“RSUs”); (iii) nonqualified stock options; and (iv) other stock-based awards. In May 2012, the Company made an additional aggregate grant of 300,000 SARs and RSUs to certain employees of BBAM LP, who provide services to the Company pursuant to management and servicing agreements. As of December 31, 2012 and 2011, the Company had made grants aggregating 1,500,000 and 1,200,000 of total share grants under the 2010 Plan, respectively.

In accordance with GAAP, compensation expense associated with grants to employees are valued at the grant date and amortized on a straight-line basis over the service period. Grants to non-employees are initially measured at grant date, and then re-measured at each interim reporting period until the awards are vested. Determining the appropriate fair value model and calculation of the fair value of stock-based awards requires judgment, including estimating stock price volatility, forfeitures and expected grant life.

TAXES

The Company provides for income taxes by tax jurisdiction (see Note 9). Deferred income tax assets and liabilities are recognized for the future tax consequences of temporary differences between the financial statements and tax basis of existing assets and liabilities at the enacted tax rates expected to apply when the assets are recovered or liabilities are settled. A valuation allowance is used to reduce deferred tax assets to the amount which management ultimately expects to be more-likely-than-not realized.

The Company applies a recognition threshold of more-likely-than-not to be sustained in the examination of tax uncertainty in income taxes. Measurement of the tax uncertainty occurs if the recognition threshold has been met. The Company has elected to classify any interest on unpaid income taxes and penalties as a component of the provision for income taxes. No interest on unpaid income taxes and penalties were incurred during the years ended December 31, 2012, 2011 and 2010.

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued an accounting standard update to achieve common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”). The update does not require additional fair value measurements and is not intended to establish valuation standards or affect valuation practices outside of financial reporting. The accounting standard update is effective for interim and annual periods beginning in 2012. The accounting standard update did not have a material impact on the Company’s financial position or results of operations.

In June 2011, the FASB issued an accounting standard to facilitate convergence between GAAP and IFRS by eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The standard requires all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The standard is effective for interim and annual periods beginning in 2012. The Company adopted the standard of presenting components of other comprehensive income in a separate statement of comprehensive income.

Flight Equipment Held for Operating Leases	12 Months Ended
Dec. 31, 2012
Flight Equipment Held for Operating Leases [Abstract]
FLIGHT EQUIPMENT HELD FOR OPERATING LEASES

3. FLIGHT EQUIPMENT HELD FOR OPERATING LEASES

As of December 31, 2012 and 2011, the Company had 109 aircraft held for operating leases. During the year ended December 31, 2012, the Company purchased four aircraft for a total acquisition cost of $60.4 million. To partially finance the acquisitions, the Company entered into loan agreements with an international commercial bank to borrow a total of $50.0 million.

On October 14, 2011, the Company completed the acquisition of the GAAM Portfolio consisting of 49 aircraft valued at approximately $1.4 billion. The Company also purchased three additional aircraft for a total purchase price of $102.9 million in 2011.

During the year ended December 31, 2012, the Company sold four aircraft and recognized a pre-tax gain on sale totaling $8.4 million. A portion of the proceeds received was used to repay the debt associated with the four aircraft. During the year ended December 31, 2011, the Company sold two aircraft and recognized a gain on sale of $9.1 million. In connection with the aircraft sales, the Company repaid debt of $124.8 million.

For the years ended December 31, 2012 and 2011, the Company recognized impairment losses of $11.4 million and $7.5 million, respectively. The impairment losses were related to two Boeing 737-500 aircraft which were manufactured in 1992 and an Airbus A320-200 aircraft which was manufactured in 2002. The leases related to the Boeing 737-500 aircraft expired in 2012 and the Company disposed of the aircraft in 2013. The Airbus A320-200 aircraft has been written down to its net realizable value and it was sold during the first quarter of 2013. There was no impairment loss recognized for the year ended December 31, 2010.

Flight equipment held for operating leases consist of the following:

	December 31, 2012	December 31, 2011
	(Dollars in thousands)
Cost	$3,047,274	$3,070,820
Accumulated depreciation	(430,410)	(308,531)

Net flight equipment held for operating leases	$2,616,864	$2,762,289

The Company capitalized $11.4 million and $8.0 million, respectively, of major maintenance expenditures for the years ended December 31, 2012 and 2011. These amounts have been included in flight equipment held for operating leases.

The classification of the net book value of flight equipment held for operating leases and operating lease revenues by geographic region in the tables and discussion below is based on the principal operating location of the aircraft lessee.

The distribution of the net book value of flight equipment held for operating leases by geographic region is as follows:

	December 31, 2012		December 31, 2011
	(Dollars in thousands)
Europe:
United Kingdom	$365,411	14%	$383,234	14%
Germany	107,568	4%	190,793	7%
Other	606,507	23%	641,654	23%

Europe — Total	1,079,486	41%	1,215,681	44%

Asia and South Pacific:
China	300,568	11%	317,082	12%
India	146,659	6%	241,715	9%
Australia	128,584	5%	152,115	6%
Other	137,327	5%	83,838	2%

Asia and South Pacific — Total	713,138	27%	794,750	29%

North America:
United States	266,603	10%	281,991	10%
Other	34,650	2%	36,138	1%

North America — Total	301,253	12%	318,129	11%

Mexico, South and Central America:
Mexico	169,710	6%	178,321	7%
Other	97,319	4%	84,135	3%

Mexico, South and Central America — Total	267,029	10%	262,456	10%

Middle East and Africa — Total	163,489	6%	171,273	6%
Off-Lease — Total	92,469	4%	—	—

Total flight equipment held for operating leases, net	$2,616,864	100%	$2,762,289	100%

At December 31, 2012, aircraft held for operating leases were on lease to 55 lessees in 32 countries. The Company had six aircraft that were off-lease at December 31, 2012. At December 31, 2011, aircraft held for operating leases were on lease to 53 lessees in 29 countries.

The distribution of operating lease revenue by geographic region for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Year ended December 31, 2012		Year ended December 31, 2011		Year ended December 31, 2010
	(Dollars in thousands)
Europe:
United Kingdom	$45,916	12%	$19,444	8%	$9,255	4%
Germany	28,746	8%	15,560	7%	15,284	7%
Other	95,666	25%	74,387	32%	80,965	37%

Europe — Total	170,328	45%	109,391	47%	105,504	48%

Asia and South Pacific:
India	39,312	10%	22,341	10%	24,430	11%
China	36,918	10%	13,620	6%	15,636	7%
Australia	25,280	7%	5,392	2%	—	—
Other	9,226	3%	5,896	2%	4,882	2%

Asia and South Pacific — Total	110,736	30%	47,249	20%	44,948	20%

North America:
United States	41,311	11%	39,088	17%	41,725	19%
Other	3,891	1%	3,891	2%	4,932	2%

North America — Total	45,202	12%	42,979	19%	46,657	21%

Mexico, South and Central America:
Mexico	18,843	5%	16,276	7%	18,781	9%
Other	12,630	3%	1,687	1%	—	—

Mexico, South and Central America — Total	31,473	8%	17,963	8%	18,781	9%

Middle East and Africa — Total	18,698	5%	13,134	6%	3,765	2%

Total Operating Lease Revenue	$376,437	100%	$230,716	100%	$219,655	100%

The Company had no customer that accounted for 10% or more of total operating lease revenue for the years ended December 31, 2012, 2011 and 2010. The Company had two lessees which it placed on non-accrual status due to concerns about the lessees’ financial condition and only recognized revenue as cash was received. As of December 31, 2012, the Company had three aircraft on lease to these two lessees. During the years ended December 31, 2012, 2011 and 2010, the Company recognized revenue of $7.5 million, $10.4 million and $11.0 million, respectively, from these two lessees. The Company terminated the leases related to these three aircraft during the first quarter of 2013.

For the years ended December 31, 2012, 2011 and 2010, the Company recognized end of lease revenues totaling $49.8 million, $2.9 million and $21.4 million, respectively.

The amortization of lease premiums, net of lease discounts which have been included as a component of operating lease revenue was approximately $7.5 million for the year ended December 31, 2012. The amortization of lease discounts, net of lease premiums, was $1.9 million and $0.3 million for the years ended December 31, 2011 and 2010, respectively.

As of December 31, 2012 and 2011, the weighted average remaining lease term of the Company’s aircraft held for operating leases was 3.2 and 3.6 years, respectively.

Presented below are the contracted future minimum rental payments due under non-cancellable operating leases, as of December 31, 2012. For leases that have floating rental rates based on the six-month LIBOR, the future minimum rental payments due assume that the rental payment due as of December 31, 2012 is held constant for the duration of the lease.

Year ending December 31,	(Dollars in thousands)
2013	$299,730
2014	253,831
2015	192,541
2016	116,595
2017	79,696
Thereafter	42,542

Future minimum rental payments under operating leases	$984,935

For the years ended December 31, 2012, 2011 and 2010, amortization of lease incentives recorded as a reduction of operating lease revenue totaled $7.0 million, $6.9 million and $5.1 million, respectively. At December 31, 2012, lease incentive amortization for the next five years and thereafter is as follows:

Year ending December 31,	(Dollars in thousands)
2013	$8,010
2014	8,279
2015	7,739
2016	5,412
2017	3,728
‘Thereafter	3,254

Future amortization of lease incentives	$36,422

In connection with the early termination of four leases in a prior period, the Company reached a settlement with the guarantor of these leases in February 2009. Pursuant to the terms of the settlement agreement, the Company received a lump-sum payment of $6.3 million at the settlement date, with an additional $5.9 million that was paid in monthly installments through 2011 with interest at 8.0% per annum. During the years ended December 31, 2011 and 2010, payments totaling $2.1 million and $2.3 million, respectively, were received.

Investment in Unconsolidated Subsidiaries	12 Months Ended
Dec. 31, 2012
Investment in Unconsolidated Subsidiaries [Abstract]
INVESTMENT IN UNCONSOLIDATED SUBSIDIARIES

4. INVESTMENT IN UNCONSOLIDATED SUBSIDIARIES

Summarized financial information of the Company’s investment in unconsolidated subsidiaries is presented below (in thousands):

	As of December 31,
	2012	2011
Total assets (1)	$35,192	$113,435
Total liabilities (1)	25,250	78,570

	For the year ended December 31,
	2012	2011	2010
Total revenues	$159,356	$121,452	$67,470
Net income	58,565	42,905	22,385

(1)	Excludes the financial information of BBAM LP as of December 31, 2012. The Company sold its interest in BBAM LP on December 28, 2012.

Investment in BBAM LP

On April 29, 2010, the Company through its wholly-owned subsidiary, Fly-BBAM, purchased a 15% interest in BBAM LP, a privately-held aircraft leasing and management business for $8.75 million. BBAM provides management and administrative services to Fly, including servicing of its aircraft portfolio. On December 28, 2012, the Company sold its 15% interest in BBAM LP to Onex for $49.5 million and recognized a gain of $36.9 million.

For the years ended December 31, 2012, 2011 and 2010, the Company recognized $7.8 million, $5.4 million and $2.9 million, respectively, in equity earnings from its investment in BBAM LP. The Company amortized the difference between the cost of its initial investment and its share of underlying equity in the net assets of BBAM LP against its equity earnings from BBAM LP. The Company received distributions totaling $6.0 million and $5.0 million during the years ended December 31, 2012 and 2011, respectively.

Investment in Fly-Z/C LP

On February 9, 2011, the Company made a $16.4 million investment for a 57.4% limited partnership interest in Fly-Z/C LP, a joint venture that was formed for the purpose of acquiring, financing and eventually selling four commercial jet aircraft. Summit has a 10.2% interest in the joint venture and the limited partners appointed a subsidiary of BBAM LP as the general partner of the joint venture. During the year ended December 31, 2012, the Company recognized equity earnings of $1.6 million and received distributions of $0.5 million. During the year ended December 31, 2011, the Company recognized equity earnings of $0.3 million and received distributions of $23.2 million, of which $22.2 million was received in connection with the completion of a $40.0 million debt financing by the joint venture.

Other Assets	12 Months Ended
Dec. 31, 2012
Other Assets [Abstract]
OTHER ASSETS

5. OTHER ASSETS

The principal components of the Company’s other assets are as follows:

	December 31, 2012	December 31, 2011
	(Dollars in thousands)
Loan issuance costs, net	$18,461	$8,819
Lease premiums	8,718	14,833
Other assets	4,847	4,369

Total other assets	$32,026	$28,021

For the years ended December 31, 2012, 2011 and 2010, the Company amortized $3.2 million, $6.5 million and $8.1 million, respectively, of loan issuance cost into interest expense.

Secured Borrowings	12 Months Ended
Dec. 31, 2012
Secured Borrowings [Abstract]
SECURED BORROWINGS

6. SECURED BORROWINGS

The Company’s secured borrowings balance, net of unamortized debt discounts, as of December 31, 2012 is presented below:

	Net carrying value as of December 31,		Weighted average interest rate as of December 31,		Maturity date
	2012	2011	2012	2011
	(in thousands)
Notes Payable	$639,281	$599,805	0.88%	0.95%	November 2033
B&B Air Acquisition Facility	—	425,931	—	2.86%	—
Nord LB Facility	490,717	569,909	4.14%	3.98%	November 2018
BOS Facility	268,625	479,561	5.18%	4.98%	April 2013 – December 2017
Term Loan	377,646	—	5.75%	—	August 2018
Other aircraft secured borrowings	276,143	216,395	5.54%	5.70%	December 2013 – February 2019
Other secured borrowing	—	34,509	—	0.58%	—

Total	$2,052,412	$2,326,110

Future Minimum Principal Payments

During the year ended December 31, 2012, the Company made principal payments on its secured borrowings totaling $847.6 million. The anticipated future minimum principal payments due for its secured borrowings are as follows:

Year ending December 31,	(Dollars in thousands)
2013	$231,599
2014	284,354
2015	219,019
2016	143,437
2017	220,706
Thereafter	1,016,224

Future minimum principal payments due	$2,115,339

Notes Payable

	Balance as of
	December 31, 2012	December 31, 2011
	(in thousands)
Outstanding principal balance:
Notes issued	$660,444	$606,751
Unamortized discount	(21,163)	(6,946)

Notes payable, net	$639,281	$599,805

On October 2, 2007, B&B Air Funding issued $853.0 million of aircraft lease-backed Class G-1 notes (the “Notes”) at an offering price of 99.71282%. The Notes are direct obligations of B&B Air Funding and are not obligations of, or guaranteed by Fly. Interest is payable monthly based on the current one-month LIBOR plus a spread of 0.67%, which includes an amount payable to Ambac Assurance Corporation, the provider of a financial guaranty insurance policy (the “Policy Provider”) that supports payment of interest and in certain circumstances, principal on the Notes.

As of December 31, 2012 and 2011 accrued interest on the Notes totaled $0.3 million in each period.

The Notes are secured by: (i) first priority, perfected security interests in and pledges or assignments of equity ownership and beneficial interests in the subsidiaries of B&B Air Funding; (ii) interests in the leases of the aircraft they own; (iii) cash held by or for them; and (iv) rights under agreements with BBAM, the initial liquidity facility provider, hedge counterparties and the insurance policy provider. Rentals paid under leases and proceeds from the sale of aircraft are placed in the collections account and paid out according to the priority of payments set forth in the indenture. The Notes are also secured by a lien or similar interest in any of the aircraft B&B Air Funding currently owns that are registered in the United States or Ireland. B&B Air Funding may not encumber the aircraft it currently owns or incur additional indebtedness except as permitted under the securitization related documents.

In 2009, the Company repurchased through a wholly-owned subsidiary, an aggregate principal amount of $169.4 million of the Notes for $83.0 million. These amounts include $50.0 million principal amount of Notes purchased on exercise of an option.

During the year ended December 31, 2010, the Company sold to an unrelated third party its remaining option to purchase up to $50.0 million principal amount of Notes for 48% of the principal amount and received $12.5 million as consideration.

In 2011, the Company sold $40.8 million principal amount of these repurchased Notes for $33.8 million. In the first quarter of 2012, the Company sold the remaining $106.7 million principal amount of repurchased Notes for $87.3 million. The resulting discount of $26.4 million is being amortized over the remaining term of the Notes. As of December 31, 2012 and 2011, the outstanding principal amount of the Notes was $660.4 million and $606.8 million, respectively.

Until August 2012, there were scheduled minimum principal payments of approximately $1.0 million per month, subject to satisfying certain debt service coverage ratios and other covenants. In 2012 and 2011, the Company made principal payments of $14.4 million and $10.6 million, respectively, net of $0.1 million and $1.9 million, respectively, which were paid back to the Company in respect of the Notes it previously held.

Commencing August 2012, all revenues collected during each monthly period have been applied to service the outstanding balance of the Notes, after the payment of certain expenses and other costs, including the fees to the Policy Provider, interest and interest rate swap payments. The final maturity date of the Notes is November 14, 2033.

Prior to August 2012, a portion of the proceeds received from the sale of any aircraft included in the Initial Portfolio was applied to repay the debt allocated to such aircraft. In 2012, three aircraft were sold and the Company repaid debt of $38.8 million associated with these aircraft. The Company wrote-off loan costs and unamortized discounts of $1.5 million associated with the repaid debt. In connection with the sale of aircraft in 2011, the Company repaid approximately $26.1 million of associated debt and approximately $3.9 million was returned to the Company’s subsidiary, in respect of the Notes it purchased.

The Company may, on a payment date, redeem the Notes in whole or from time to time in part, at the outstanding principal amount, together with accrued and unpaid interest, as specified in the indenture governing the Notes.

B&B Air Funding is subject to financial and operating covenants which relate to, among other things, its operations, disposition of aircraft, lease concentration limits, restrictions on the acquisition of additional aircraft, and restrictions on the modification of aircraft and capital expenditures. Commencing August 2012, it was subject to an interest coverage ratio. A breach of the covenants could result in the acceleration of the Notes and exercise of remedies available in relation to the collateral, including the sale of aircraft at public or private sale. As of December 31, 2012, B&B Air Funding was not in default under the Notes.

On April 29, 2010, the servicing agreement for B&B Air Funding was amended to include the following servicer termination events:

•	Bankruptcy or insolvency of BBAM LP;

•	BBAM LP ceases to own, directly or indirectly, at least 50% of the Servicer;

•

Summit ceases to own, directly or indirectly, at least 33.33% of the partnership interests in BBAM LP; provided that a sale that results in such ownership being at a level below 33.33% shall not constitute a servicer termination event if the sale is to a publicly listed entity or other person with a net worth of at least $100 million; and

•

50% or more of the Servicer’s key finance and legal team or technical and marketing team cease to be employed by BBAM LP and are not replaced with employees with reasonably comparable experience within 90 days.

In connection with the issuance of the Notes, B&B Air Funding entered into a revolving credit facility (“Note Liquidity Facility”) that provides additional liquidity of up to $60.0 million. Subject to the terms and conditions of the Note Liquidity Facility, advances may be drawn for the benefit of the Note holders to cover certain expenses of B&B Air Funding, including maintenance expenses, interest rate swap payments and interest on the Notes. Advances shall bear interest at one-month LIBOR plus a spread of 1.20%. A commitment fee of 0.40% per annum is due and payable on each payment date based on the unused portion of the Note Liquidity Facility. As of December 31, 2012 and 2011, B&B Air Funding had not drawn on the Note Liquidity Facility.

The financial guaranty insurance policy (the “Policy”) issued by the Policy Provider supports the payment of interest due on the Notes and the payment of the outstanding principal balance of the Notes on the final maturity date and, under certain circumstances, prior thereto. A downgrade of the Policy Provider’s credit rating or its failure to meet its obligations under the Policy will not have a direct impact on B&B Air Funding’s obligations or rights under the Notes.

Aircraft Acquisition Facility

Aircraft Acquisition Facility:	Balance as of December 31, 2012	Balance as of December 31, 2011
	(Dollars in thousands)
Principal — Tranche A	$—	$241,931
Principal — Tranche B	—	184,000

Borrowings under B&B Air Acquisition Facility	—	425,931
Equity Tranche	—	96,000

Total facility	$—	$521,931

In November 2007, B&B Air Acquisition entered into a credit facility that provided for aircraft financing (“B&B Air Acquisition Facility”). The facility was funded in two tranches, Tranche A and B. Tranche A was senior to Tranche B. Borrowings under the B&B Air Acquisition Facility incurred interest at a rate based on one-month LIBOR plus an applicable margin. The applicable margins for Tranche A and B were 1.50% per annum and 4.00% per annum, respectively.

On August 9, 2012, the B&B Air Acquisition Facility, which financed 16 aircraft at that time, was repaid with proceeds from a new Term Loan (see below) and approximately $122.5 million of the Company’s cash. In connection with the early repayment of the facility, $2.5 million of accrued interest was waived by the lenders.

Nord LB Facility

	Balance as of
	December 31, 2012	December 31, 2011
	(in thousands)
Outstanding principal balance	$508,942	$598,198
Unamortized debt discount	(18,225)	(28,289)

Nord LB Facility balance, net	$490,717	$569,909

In connection with 19 of the 49 aircraft acquired in the GAAM Portfolio, the Company assumed a debt facility (the “Nord LB Facility”) provided by Norddeutsche Landesbank Gironzentrale (“Nord LB”). On February 6, 2012, the Company completed an extension of the Nord LB Facility to November 2018. The Company paid $25.0 million to Nord LB which was applied towards repayment of outstanding principal amounts on February 14, 2012. At the beginning of the extension term on November 14, 2012, the Company made an additional principal payment of $15.0 million to Nord LB.

From February 6, 2012 until November 14, 2012, the Company paid Nord LB a fee equal to 0.45% per annum, or $1.9 million, based on the amount which was estimated to be outstanding as of November 14, 2012.

Prior to November 14, 2012, the Nord LB Facility was structured as a single loan facility pursuant to which one of the Company’s subsidiaries was the borrower. The Nord LB Facility is now structured as individual loans with each aircraft owning subsidiary acting as the borrower of its respective loan. Borrowings are secured by Fly’s equity interest in the subsidiaries which own the financed aircraft, the related leases, maintenance reserves and other deposits. The loans are cross-collateralized and contain cross-default provisions.

Commencing November 14, 2012, the loans under the Nord LB Facility bear interest at one month LIBOR plus 3.30% until the final maturity date of November 14, 2018. To mitigate its exposure to interest rate fluctuations, the Company has entered into interest rate swap arrangements. As of December 31, 2012, the blended weighted average interest rate for the facility was 4.14%, excluding the debt discount amortization. As of December 31, 2012 and 2011, interest accrued on the facility totaled $0.9 million and $1.2 million, respectively.

Commencing December 2012, the Company pays 95% of lease rentals actually received in the corresponding monthly collections period towards interest and principal. Upon the termination or expiration of a lease, no payments are due under the Nord LB Facility with respect to the outstanding loan amount for that aircraft until the earlier of six months from such termination or expiration or the date the aircraft is re-leased. Interest during this period increases the outstanding balance under the facility. If an aircraft remains off-lease after six months from the termination or expiration, interest must be paid on each payment date. If an aircraft remains off-lease after twelve months, the Company must pay debt service equal to 85% of the lease rate paid under the prior lease agreement. The lenders may require payment in full or foreclose on an aircraft that remains off-lease after 24 months, but the lenders may not foreclose on any other aircraft. During the year ended December 31, 2012, the Company made total principal payments of $89.5 million under the Nord Facility.

In the event the Company sells any of the financed aircraft, substantially all sales proceeds (after payment of certain expenses) must first be used to repay the debt associated with such aircraft and second to repay the outstanding amounts which finance the other aircraft unless certain conditions are met. In addition, any security deposit amounts that the Company retains after termination of a lease and any maintenance reserve amounts which are retained and are not expected to be required for future maintenance will be used to prepay the Nord LB Facility. If the Company earns a 10% return on its equity investment after full repayment of the facility, Fly will pay Nord LB a fee equal to 10% of returns in excess of 10%, up to a maximum of $5.0 million.

On November 30, 2012, the Company sold an aircraft financed by the Nord Facility. The Company repaid $20.6 million of debt and wrote off $0.8 million of unamortized discount associated with the debt.

An event of default with respect to the loan on any aircraft will trigger an event of default on the loans with respect to every other financed aircraft. Events of default under the Nord LB Facility include, among other things:

•	interest or principal is not paid within three business days of its due date,

•	failure to make certain other payments under the Nord LB Facility and such payments are not made within five business days of receiving written notice,

•	failure to maintain required insurance levels,

•	failure to comply with certain other covenants, including compliance with required insurance levels and such noncompliance continuing for 30 days after receipt of written notice,

•	any of the aircraft owning entities becoming the subject of insolvency proceedings,

•	any of the aircraft owning entities defaults in respect of obligations in excess of $10,000,000 and holders of such obligation accelerate or demand repayment of amounts due thereunder.

The Nord LB Facility does not contain any financial covenants. However, the Nord LB Facility does contain certain operating covenants relating to the maintenance, registration and insurance of the financed aircraft. The Nord LB Facility also contains certain conditions and restrictions which relate to the servicing and management of the financed aircraft, including covenants relating to the disposition and re-leasing of the aircraft. As of December 31, 2012, there was no default under the Nord LB Facility.

BOS Facility

	Balance as of
	December 31, 2012	December 31, 2011
	(in thousands)
Outstanding principal balance:
Senior tranches	$242,815	$440,106
Junior tranches	32,701	53,341

Total outstanding principal balance	275,516	493,447
Unamortized debt discount	(6,891)	(13,886)

BOS Facility balance, net	$268,625	$479,561

In connection with 21 of the 49 aircraft acquired in the GAAM Portfolio, the Company’s subsidiaries assumed a debt facility provided by Bank of Scotland plc and Commonwealth Bank of Australia (“BOS Facility”). Subsequent to the acquisition of the GAAM Portfolio, ten aircraft were refinanced. One aircraft which was refinanced in 2011, resulted in a repayment of $20.0 million, and the nine other aircraft, which were refinanced in 2012, resulted in repayments of $194.9 million under this facility. The Company incurred debt extinguishment costs of $1.6 million which includes non-cash write-offs of loan costs and unamortized debt discount totaling $1.4 million. At December 31, 2012, eleven aircraft remained financed through this facility.

The BOS Facility consists of individual loans with respect to each financed aircraft which have maturity dates matching the scheduled lease termination dates for the financed aircraft. The loan maturity dates range from 2013 to 2017. Each loan may consist of a senior and junior tranche. The loans are cross-collateralized and lenders may require payment in full or foreclose on any aircraft in this facility in the event of a default.

Borrowings under the BOS Facility accrue interest at either a fixed or variable interest rate. Variable borrowings bear interest based on one-month LIBOR plus an applicable composite margin of 1.43% for the senior tranche and 2.70% for the junior tranche. As of December 31, 2012 and 2011, the weighted average interest rates on senior and junior tranche loans, excluding the debt discount amortization, are presented below:

	December 31, 2012	December 31, 2011
Fixed rate loans:
Senior tranches	5.88%	5.58%
Junior tranches	7.39%	7.29%
Variable rate loans:
Senior tranches	1.64%	2.13%
Junior tranches	2.91%	3.78%
Facility weighted average interest rate	5.18%	4.91%

As of December 31, 2012 and 2011, interest accrued on the facility totaled $0.4 million and $1.0 million, respectively.

The Company makes scheduled monthly payments of principal and interest on each loan in accordance with a fixed amortization schedule. In addition, the Company is required to repay the associated debt upon lease termination or sale of an aircraft. Upon a lease termination or expiration, the Company may elect to extend the loan maturity date for up to six months during which only interest is payable. If the aircraft is re-leased during this six month period with the consent of the facility agent, the loan will be extended. If the Company is unable to re-lease the aircraft on terms acceptable to the lenders or sell the aircraft, the loan becomes due and payable at the end of this six month period. In 2012, total scheduled payments of $23.0 million were made by the Company.

If any lessee fails to make a payment of rent on a financed aircraft, the Company may pay the interest and principal due under the loan from its own funds on four successive occasions or on any six occasions. If a lease event of default continues and the Company is no longer permitted to make such payments, the lenders may instruct the Company to terminate the relevant lease agreement and re-pay the loan subject to the six month remarketing period described above.

Borrowings under the facility are secured by Fly’s equity interest in the subsidiaries which own the aircraft, the related leases, maintenance reserves and other deposits. If, upon the repayment of any loan, (x) the BOS facility finances eight or fewer aircraft or (y) the number of different lessees to whom the aircraft are leased is three or fewer and the ratio of the total principal amount outstanding under the BOS Facility to the aggregate appraised value of the aircraft is greater than 80%, Fly will be required to pay an amount as is required to reduce this ratio to 80% into a collateral account.

Events of default under the BOS Facility include, among other things:

•	failure to make any payments due under the BOS Facility within five business days,

•	failure to comply with certain other covenants and such noncompliance continues for 15 or 30 days after receipt of written notice,

•	any of the borrower entities becoming the subject of insolvency proceedings,

•	the occurrence of any event of default under the hedging arrangements related to the loans, or

•	any of the borrower entities ceasing to be a direct or indirect subsidiary of Fly.

The borrowers in the BOS Facility are subject to certain operating covenants relating to the maintenance, registration and insurance of the aircraft owned by them. The BOS Facility also contains certain conditions and constraints which relate to the servicing and management of the financed aircraft, including covenants relating to the disposition of aircraft and future leasing of the aircraft.

As of December 31, 2012, there was no default under the BOS Facility.

Term Loan

	Balance as of
	December 31, 2012	December 31, 2011
	(in thousands)
Outstanding principal balance	$390,062	$—
Unamortized debt discount	(12,416)	—

Term loan, net	$377,646	$—

On August 9, 2012, the Company, through a wholly-owned subsidiary, entered into a $395.0 million senior secured term loan that matures in 2018 (the “Term Loan”) with a consortium of lenders. At that time, the Term Loan was issued at an offering price of 96% of par value, or a discount of $15.8 million, bearing interest at LIBOR plus a margin of 5.50%, with a LIBOR floor of 1.25%.

Debt proceeds of $266.7 million, along with approximately $122.5 million of the Company’s cash, were applied towards full repayment of the B&B Air Acquisition Facility which financed 16 aircraft. The Company received the remaining proceeds of $112.5 million as seven additional aircraft, which were previously financed in the BOS Facility, were delivered into the Term Loan. These proceeds were applied towards full repayment of debt outstanding in the BOS Facility in respect of these seven aircraft, as well as associated break costs. During the first quarter of 2013, the Company sold one aircraft under the Term Loan.

On December 18, 2012, the Company re-priced the Term Loan to reduce the interest rate margin from 5.50% to 4.50%. In conjunction with the re-pricing, the Company paid the lenders a one-time prepayment penalty of 1.00% of the outstanding principal amount which totaled $3.9 million. The Company recorded debt extinguishment costs of $4.2 million associated with the lenders who did not participate in the re-pricing and whom were replaced with new lenders.

The Term Loan requires quarterly principal payments of 1.25% of the original loan amount. The Company made a principal payment of $4.9 million in 2012. In addition, the aggregate principal amount outstanding as measured on a quarterly basis must not exceed 67.5% of the lower of the mean or median of half-life adjusted base value of the financed aircraft as determined by three independent appraisers (“LTV Maintenance Test”). As of December 31, 2012, there was no breach of the LTV Maintenance Test. The Company is required to seek new appraisals semi-annually.

Until December 2013, the Term Loan can be prepaid in part or in whole for an amount equal to 101% of the outstanding principal amount being repaid. Beginning December 2013, the Term Loan can be prepaid in part or in whole for an amount equal to 100% of the outstanding principal amount being repaid.

Borrowings under the Term Loan are secured by the Company’s equity interests in the aircraft owning and/or leasing subsidiaries, the aircraft and related leases and other deposits. The loan is also guaranteed by the Company. The Term Loan contains certain concentration limits with respect to types of aircraft which can be financed in the Term Loan, as well as geographic and single lessee concentration limits. These concentration limits apply upon the sale, removal or substitution of an aircraft.

The Term Loan also includes certain customary covenants, including reporting requirements, maintenance of public ratings, maintenance of insurance and limitations on our ability to incur additional indebtedness in respect of the aircraft financed by the Term Loan.

Events of default under the Term Loan include, among other things:

•	failure to make any principal payments or interest payments due within three business days;

•	any representation, warranty or certification made which is proven to be materially incorrect and continues unremedied for 30 days after receipt of written notice;

•	failure to comply with certain other covenants and such noncompliance continues for 60 days after receipt of written notice;

•	any of the aircraft owning entities defaults in respect of obligations in excess of $50,000,000 and holders of such obligation accelerate or demand repayment of amounts due thereunder; or

•	any of the borrower entities becoming the subject of insolvency proceedings.

As of December 31, 2012, there was no default under the Term Loan.

Fly Acquisition II Facility

On November 7, 2012, the Company, through a wholly-owned subsidiary, Fly Acquisition II Limited, entered into a senior secured revolving credit facility with Deutsche Bank Trust Company Americas and several other lenders. The Fly Acquisition II Facility provides for loans in an aggregate amount of up to $250.0 million for an availability period of two years followed by a three year term, with a final maturity date of November 7, 2017. Borrowings under the Fly Acquisition II Facility will be used to finance the acquisition of additional aircraft which may not be more than eight years of age at the time of such funding. As of December 31, 2012, the Company has not drawn down on the Fly Acquisition II Facility.

The Fly Acquisition II Facility is available for a period of up to two years. The availability period ends on November 7, 2014. The availability of loans is limited such that the outstanding aggregate amount cannot exceed the sum of (i) for each aircraft in the portfolio, 72.5% of the lower of the (x) purchase price depreciated on a straight line basis assuming a 25-year useful life of the aircraft and (y) the lower of the current market value or appraisal, and (ii) if at the end of the availability period, certain concentration criteria are not met, then 50% of maintenance reserves paid with respect to the aircraft.

Fly Acquisition II will pay a commitment fee of 0.75% per annum on a monthly basis to each lender on the undrawn amount of their commitment which accrues during the availability period. Borrowings under the Fly Acquisition II Facility will bear interest at a rate based on the one-month LIBOR plus an applicable margin. The applicable margin for the first two years will be 3.75% and increased to 4.25%, 4.75% and 5.25%, respectively, for each consecutive year during the term.

During the availability period, Fly Acquisition II is required to make monthly principal payments equal to the aggregate outstanding principal amount of the loans less 72.5% of the aggregate purchase price of the aircraft depreciated on a straight line basis assuming a 25-year useful life of the aircraft.

Fly Acquisition II may make voluntary prepayments under the Fly Acquisition II Facility. In addition, Fly Acquisition II is required to make partial prepayments with any proceeds for the sale of aircraft and all insurance and other proceeds received with respect to any event of total loss of aircraft under the Fly Acquisition II Facility.

Borrowings are secured by the beneficial interests in Fly Acquisition II and each of its subsidiaries, the aircraft and related leases, certain cash collateral and other deposits. In addition, Fly Acquisition II is required to maintain cash collateral equal to 2% of the aggregate outstanding principal balance of the loans.

Fly Acquisition II is subject to certain operating covenants relating to the maintenance, registration and insurance of the acquired aircraft as well as the servicing and management of such aircraft, including maintaining certain lease concentration limits and the disposition of aircraft.

Events of default under the Fly Acquisition II Facility include, among other things:

•	principal or interest is not paid when due;

•	failure to make certain other payments and such payments are not made within 20 business days of receiving written notice;

•	failure to maintain required insurance levels;

•	failure to comply with certain other covenants and such noncompliance continues for 20 business days after receipt of written notice;

•	Fly Acquisition II or any of its subsidiaries becoming the subject of insolvency proceedings;

•	a final judgment for a payment obligation is rendered against Fly Acquisition II or any of its subsidiaries in an amount in excess of $2,500,000 which remains undischarged for 45 days; or

•	certain early termination of Fly Acquisition II’s swap agreements.

As of December 31, 2012, Fly Acquisition II was not in default under the Fly Acquisition II Facility.

Other Aircraft Secured Debt

In addition to the debt financings described above, the Company has entered into and may periodically enter into secured, non-recourse debt to finance the acquisition of aircraft. These borrowings may finance the acquisition of one or more aircraft and are usually structured as individual loans which are secured by pledges of the Company’s rights, title and interest in the financed aircraft and leases. The maturity date on each loan matches the corresponding lease expiration date. The Company makes scheduled monthly payments of principal and interest on each loan in accordance with a fixed amortization schedule. Principal payments totaled $21.8 million in 2012.

These loans all contain customary covenants relating to the maintenance, registration and insurance of the financed aircraft, as well as restrictions on our activities, including investments and other activities of the borrowers and restrictions on the granting of liens or other security interests in the aircraft. None of these loans include any financial covenants. These loans also contain certain conditions and restrictions which relate to the servicing and management of the financed aircraft, including covenants relating to the disposition of aircraft and re-leasing of the aircraft. The Company was not in default under any of these debt financings at December 31, 2012.

Other aircraft secured debt borrowings include: (i) three loans financing nine aircraft that were assumed with the acquisition of the GAAM Portfolio, (ii) three loans that were arranged in connection with the re-lease of aircraft from the GAAM Portfolio and (iii) eight loans that were arranged in connection with the purchase of additional aircraft. As of December 31, 2012 and 2011, interest accrued on these loans totaled $1.0 million and $0.8 million, respectively.

The following table contains a summary of the key terms related to these other aircraft secured debt financings:

	Number of Aircraft Financed	Principal Balance Outstanding as of December 31,		Weighted Average Interest Rates (1)	Maturity Date
		2012	2011
		(in thousands)
GAAM Facility No. 1 (2) (4)	6	$42,090	$46,126	5.81%	May 2017 – June 2017
GAAM Facility No. 2	2	31,630	34,010	6.30%	August 2014 – December 2015
GAAM Note Payable 1 (3)	1	19,989	20,836	1.82%	December 2015
GAAM Note Payable 2	1	16,696	18,000	6.22%	December 2017
GAAM Note Payable 3	1	14,194	—	5.69%	December 2016
GAAM Note Payable 4	1	14,419	—	5.87%	January 2018
Aircraft Note Payable 1	1	26,560	28,343	6.41%	December 2018
Aircraft Note Payable 2	1	27,008	28,715	7.20%	February 2019
Aircraft Note Payable 3	1	23,894	26,566	5.14%	December 2015
Aircraft Note Payable 4	1	17,611	19,599	5.33%	May 2016
Aircraft Note Payable 5	1	10,909	—	4.32%	December 2013
Aircraft Note Payable 6	1	10,835	—	4.65%	December 2013
Aircraft Note Payable 7	1	12,267	—	5.12%	June 2015
Aircraft Note Payable 8	1	12,273	—	5.12%	June 2015

Total outstanding principal balance		$280,375	$222,195
Unamortized debt discount (2) (3)		(4,232)	(5,800)

Other aircraft secured borrowings balance, net		$276,143	$216,395

(1)	Represents the contractual interest rates.
(2)	As of December 31, 2012 and 2011, the unamortized discount associated with GAAM Facility No. 1 totaled $3.2 million and $4.3 million, respectively.
(3)	As of December 31, 2012 and 2011, the unamortized discount associated with GAAM Note Payable 1 totaled $1.0 million and $1.5 million, respectively.
(4)	The loans in this facility are cross-collateralized and the lenders may require payment in full or foreclose on any aircraft upon an event of default on any loan.

Other Secured Borrowing

The Company had an $85.0 million credit facility agreement with an international commercial bank. As of December 31, 2011, this facility had an outstanding principal balance of $34.5 million. The facility was fully repaid in the first quarter of 2012.

Derivatives	12 Months Ended
Dec. 31, 2012
Derivatives [Abstract]
DERIVATIVES

7. DERIVATIVES

Derivatives are used by the Company to manage its exposure to identified risks, such as interest rate and foreign currency exchange fluctuations. The Company uses interest rate swap contracts to hedge variable interest payments due on loans associated with aircraft with fixed rate rentals. The swap contracts allow the Company to pay fixed interest rates and receive variable interest rates with the swap counterparty based on the one-month LIBOR on the notional amounts over the life of the contracts. The notional amounts decrease over time. As of December 31, 2012 and 2011, the Company had interest rate swap contracts with notional amounts aggregating $933.3 million and $1,187.6 million, respectively. Six of the interest rate swap contracts were assumed in connection with the acquisition of the GAAM Portfolio. Sixteen of the interest rate swap contracts were entered into in connection with the extension of the Nord LB Facility. The unrealized fair market value loss on the interest rate swap contracts, reflected as derivative liabilities, was $47.5 million and $94.2 million as of December 31, 2012 and 2011, respectively.

To mitigate its exposure to foreign currency exchange fluctuations, the Company enters into cross currency coupon swap contracts in conjunction with leases in which a portion or all of the lease rentals are denominated in currency other than U.S. dollars (“USD”). Pursuant to such cross currency swaps, the Company receives USD based on a fixed conversion rate through the maturity date of the respective swap contract. Seven cross currency swap contracts were assumed in connection with the acquisition of the GAAM Portfolio, of which three have been terminated. As of December 31, 2012 and 2011, the unrealized fair market value gain on the Euro cross currency swap contracts, reflected as a derivative asset, was $0.3 million and $4.0 million, respectively. The unrealized fair market value loss on the Australian dollar (“AUD”) cross currency swap contracts, reflected as derivative liabilities, was $1.4 million and $4.3 million as of December 31, 2012 and 2011, respectively.

The Company determines the fair value of derivative instruments using a discounted cash flow model. The model incorporates an assessment of the risk of non-performance by the swap counterparty in valuing derivative assets and an evaluation of the Company’s credit risk in valuing derivative liabilities.

The Company considers in its assessment of non-performance risk, if applicable, netting arrangements under master netting agreements, any collateral requirement, and the derivative payment priority in the Company’s debt agreements. The valuation model uses various inputs including contractual terms, interest rate curves, credit spreads and measures of volatility.

Designated Derivatives

The Company’s interest rate derivatives have been designated as cash flow hedges. The effective portion of changes in fair value of these derivatives are recorded as a component of accumulated other comprehensive income, net of a provision for income taxes. Changes in the fair value of these derivatives are subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings. For the year ended December 31, 2012, the Company recorded a net unrealized gain of $9.1 million, after the applicable net tax expense of $1.4 million. For the year ended December 31, 2011, the Company recorded a net unrealized loss of $5.0 million, after the applicable net tax benefit of $0.5 million. For the year ended December 31, 2010, the Company recorded a net unrealized loss of $12.9 million, after the applicable net tax benefit of $1.8 million.

As of December 31, 2012, the Company had the following designated derivative instruments classified as derivative liabilities on the balance sheet (dollar amounts in thousands):

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Fair Market Value of Derivative Liability	Credit Risk Adjustment	Adjusted Fair Market Value of Derivative Liability	Deferred Tax Benefit	Loss Recognized in Accumulated Comprehensive Loss	Loss Recognized into Earnings
Interest rate swap contacts	27	1/14/2015 - 11/14/2018	0.90% - 4.93%	$993,278	$(49,491)	$3,096	$(46,395)	$4,889	$(35,199)	$(377)
Accrued interest				—	(1,140)	—	(1,140)	—	—	—

Total – designated derivative liabilities	27			$993,278	$(50,631)	$3,096	$(47,535)	$4,889	$(35,199)	$(377)

Undesignated Derivatives

Cross currency swap contracts assumed in connection with the acquisition of the GAAM Portfolio have historically qualified for hedge accounting treatment. However, due to foreign currency exchange rates of the underlying contracts being different from market rates at the acquisition date, these contracts no longer qualified for hedge accounting treatment and were de-designated. Changes in the fair value of these derivatives are recorded directly into income.

As of December 31, 2012, the Company had the following undesignated derivative liability (dollar amounts in thousands):

Type	Quantity	Maturity Dates	Hedge Interest Rates	Contracted Fixed Conversion Rate to U.S. Dollar	Swap Contract Notional Amount	Fair Market Value of Derivative Liability	Credit Risk Adjustment	Adjusted Fair Market Value of Derivative Liability	Gain Recognized into Earnings
Cross currency swap contracts	1	01/23/2014	—	$1AUD to 0.7803	$370	$(1,467)	$35	$(1,432)	$841

Total – non-designated derivative liabilities	1				$370	$(1,467)	$35	$(1,432)	$841

As of December 31, 2012, the Company had the following undesignated derivative assets (dollar amounts in thousands):

Type	Quantity	Maturity Dates	Contracted Fixed Conversion Rate to U.S. Dollar		Swap Contract Notional Amount	Fair Market Value of Derivative Asset	Credit Risk Adjustment	Adjusted Fair Market Value of Derivative Asset	Loss Recognized into Earnings
Cross currency swap contracts	3	4/8/2013	$ $	1EURO to 1.4299 - 1.4769	$1,005	$319	$—	$319	$(756)

Total – non-designated derivative assets	3				$1,005	$319	$—	$319	$(756)

Terminated Derivatives

In 2010 and 2011, the Company terminated two interest rate swap contracts and received settlement proceeds totaling $2.1 million which are being amortized as a reduction to interest expense over the original term of the contracts. The amounts from the terminated interest rate swap contracts that will be amortized into interest expense for the next five years and thereafter is as follows:

Year ending December 31,	(Dollars in thousands)
2013	$310
2014	287
2015	262
2016	236
2017	208
Thereafter	185

Total future amortization of terminated interest rate swap contract	$1,488

During 2008, the Company terminated a cross currency swap contract and received settlement proceeds totaling $2.1 million which is being amortized into operating lease revenue through April 15, 2016, the original contract maturity date. In connection with the sale of the aircraft and associated lease rentals, the remaining amount of $1.1 million was fully amortized in 2011.

During the year ended December 31, 2012, the Company terminated four cross currency swap contracts and received net settlement proceeds of $1.3 million. The gain associated with the terminated contracts totaled $0.7 million.

In connection with the repayment of the B&B Air Acquisition Facility, the Company terminated eleven swaps associated with the facility and made payments totaling $36.3 million in the third quarter of 2012. The loss recognized into earnings associated with the terminated contracts totaled $32.3 million.

Share-Based Compensation	12 Months Ended
Dec. 31, 2012
Share Based Compensation [Abstract]
SHARE-BASED COMPENSATION

8. SHARE-BASED COMPENSATION

Description of Plan

On April 29, 2010, the Company adopted the 2010 Omnibus Incentive Plan (“2010 Plan”) and reserved 1,500,000 shares for issuance under the 2010 Plan. The 2010 Plan permits the grant of (i) SARs; (ii) RSUs; (iii) nonqualified stock options; and (iv) other stock-based awards. In 2010, the Company made an initial grant aggregating 599,999 SARs and RSUs to certain employees of BBAM LP who provide services to the Company pursuant to management and servicing agreements. On March 1, 2011 and May 2, 2012, the Company made additional grants of 600,001 and 300,000 SARs and RSUs, respectively. As of December 2012, 2011 and 2010, the Company made grants aggregating 1,500,000, 1,200,000 and 599,999 of total share grants under the 2010 Plan, respectively.

SARs entitle the holder to receive any increase in value between the grant date price of Fly’s ADSs and their value on the exercise date. RSUs entitle the holder to receive a number of Fly’s ADSs equal to the number of RSUs awarded upon vesting. The granted SARs and RSUs vest in three equal installments and expire on the tenth anniversary of the grant date. The Company settles SARs and RSUs with newly issued ADSs.

The holder of a SAR or RSU is also entitled to dividend equivalent rights (“Dividend Equivalent”) on each SAR and RSU. For each Dividend Equivalent, the holder shall have the non-forfeitable right to receive a cash amount equal to the per share dividend paid by the Company during the period between the grant date and the earlier of the (i) award exercise date, (ii) termination date or (iii) expiration date (“Dividend Amount”). Dividend Equivalents expire at the same time and in the same proportion that the SARs and RSUs are either exercised, cancelled, forfeited or expired. Dividend Amounts are payable to the holder only when the SAR or RSU on which the Dividend Equivalent applies has vested.

Valuation Assumptions

The Company accounts for grants to the CEO and CFO as grants to employees and grants to other BBAM LP employees as grants to non-employees. Grants to employees are valued at the grant date and amortized on a straight-line basis into share-based compensation expense over the service period. Grants to non-employees are initially measured at grant date, and then re-measured at each interim reporting period until the awards are vested.

The Company uses the Black-Scholes option pricing model to determine the fair value of SARs. The fair value of SARs expected to vest is estimated on the date of grant, or if applicable, on the measurement date using the following assumptions:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Risk-free interest rate	0.90% – 2.73%	1.67% – 3.47%	2.73% – 3.04%
Volatility	54% – 70%	60% – 70%	65% – 70%
Expected life	6 – 10 years	6 – 9 years	6 – 9 years

The expected stock price volatility was determined based on the historical volatility of the Company’s common shares as well as other companies operating in similar businesses. The risk-free interest rate is based on the US Treasury yield curve in effect at the time of grant, or as applicable as of the measurement date, for the period corresponding with the expected life of the SAR. The dividend yield assumption was not factored into the valuation model as the SAR grant holder is entitled to the Dividend Amount.

Grant Activity

A summary of the Company’s SAR activity for the years ended December 31, 2012, 2011 and 2010 are presented as follows:

	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding at January 1, 2010	—	—	—
SARs granted	359,605	$12.42	—
SARs exercised	—	—	—
SARs canceled or forfeited	—	—	—

Outstanding at December 31, 2010	359,605	12.42	9.3
SARs granted	349,235	13.30	—
SARs exercised	—	—	—
SARs canceled or forfeited	—	—	—

Outstanding at December 31, 2011	708,840	12.85	8.8
SARs granted	183,164	12.28	—
SARs exercised	—	—	—
SARs canceled or forfeited	—	—	—

Outstanding at December 31, 2012	892,004	12.74	8.1
Exercisable at December 31, 2012	476,019	$12.64	7.5

SARs granted to employees and non-employees during the year ended December 31, 2012 totaled 33,096 and 150,068, respectively. SARs granted to employees and non-employees during the year ended December 31, 2011 totaled 63,104 and 286,131, respectively. SARs granted to employees and non-employees during the year ended December 31, 2010 totaled 69,363 and 290,242, respectively.

The aggregate intrinsic value of the SARs is calculated as the difference between the exercise price of the underlying awards and the Company’s closing ADS price of $12.32, $12.52 and $13.66 as of December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012 and 2011, the unvested SARs had no intrinsic value. The SARs had an intrinsic value of $0.3 million as of December 31, 2010. The grant date fair value of the SARs granted in 2012, 2011 and 2010 was $1.4 million, $3.2 million and $2.9 million, respectively.

A summary of the Company’s RSU activity for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Number of shares	Weighted average grant date fair value
Outstanding and unvested at January 1, 2010	—	—
RSUs granted	240,394	$12.42
RSUs vested	(80,132)	12.42
RSUs canceled or forfeited	—	—

Outstanding and unvested at December 31, 2010	160,262	$12.42
RSUs granted	250,766	$13.30
RSUs vested	(80,132)	12.42
RSUs canceled or forfeited	—	—

Outstanding and unvested at December 31, 2011	330,896	$13.09
RSUs granted	116,836	$12.28
RSUs vested	(163,718)	12.87
RSUs canceled or forfeited	—	—

Outstanding and unvested at December 31, 2012	284,014	$12.88

RSUs granted to employees and non-employees during the year ended December 31, 2012 totaled 21,112 and 95,724, respectively. RSUs granted to employees and non-employees during the year ended December 31, 2011 totaled 45,312 and 205,454, respectively. RSUs granted to employees and non-employees during the year ended December 31, 2010 totaled 46,368 and 194,026, respectively.

The weighted average grant date fair value of the RSUs was determined based on the closing market price of the Company’s ADSs on the date of the award. As of December 31, 2012, the aggregate intrinsic value of RSUs outstanding using the closing price of $12.32 per ADS was $3.5 million. The aggregate intrinsic value of RSUs outstanding using the closing price of $12.52 per ADS as of December 31, 2011 was $4.1 million. The aggregate intrinsic value of RSUs outstanding using the closing price of $13.66 per ADS as of December 31, 2010 was $2.2 million.

Share-based compensation expense related to SARs and RSUs is recorded as a component of selling, general and administrative expenses, and totaled $3.6 million, $4.8 million and $3.7 for the years ended December 31, 2012, 2011 and 2010, respectively. Unamortized share-based compensation expense totaled $2.6 million, $3.6 million and $2.9 million at December 31, 2012, 2011 and 2010, respectively. As of December 31, 2012, 2011 and 2010, unvested RSUs and SARs had a weighted average remaining vesting term of 1.0 years, 1.0 years and 1.3 years, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
INCOME TAXES

9. INCOME TAXES

Fly is a tax resident of Ireland and has wholly-owned subsidiaries in Ireland, France, Luxembourg, Australia and the Cayman Islands that are tax residents in those jurisdictions. In general, Irish resident companies pay corporation tax at the rate of 12.5% on trading income and 25.0% on non-trading income. In calculating net trading income, Fly and its Irish tax resident subsidiaries are entitled to a deduction for trading expenses and tax depreciation on their aircraft. In addition, repatriated earnings and any undistributed earnings from the Company’s Cayman and Australian subsidiaries will be taxed at the 25.0% and 12.5% tax rate, respectively. Fly’s French resident subsidiaries pay a corporation tax of 33.33%, Fly’s Luxembourg resident subsidiary pays a corporation tax of 28.8% and Fly’s Australian resident subsidiaries pay a corporation tax of 30.0% on their net trading income.

In connection with the taxable gain resulting from the sale of its investment in BBAM LP to Onex, Fly recorded a tax provision at the Irish capital gains tax rate of 33.0%. In 2012, a wholly-owned Irish subsidiary recorded a tax benefit for interest that had been accruing on an inter-company note and for which no tax benefit had been provided. The interest was paid in 2013 and this deduction could be utilized to offset the Irish taxes recognized on the gain from the sale of the Company’s 15.0% interest in BBAM LP.

The Company’s tax provision also included U.S. federal and state taxes on its share of BBAM LP’s taxable income sourced in the U.S. BBAM LP operates in jurisdictions in which it, rather than its partners, is responsible for the taxes levied. These taxes are included in BBAM LP’s results and are reflected in the Company’s equity earnings from BBAM LP.

Fly-BBAM was subject to Irish tax on dividends paid to it by BBAM LP at either 12.5% or 25.0% depending on the underlying source of income. Subject to limitations under current Irish law, U.S. taxes paid by the Company or taxes paid by BBAM LP’s subsidiaries may be credited against an Irish tax liability associated with its investment in BBAM LP.

Income tax expense by jurisdiction is shown below:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
	(Dollars in thousands)
Current tax expense:
Ireland	10,201	95	149
France	32	25	67
Luxembourg	26	—	—
United States	1,783	1,560	922

Current tax expense — total	12,042	1,680	1,138

Deferred tax expense (benefit):
Ireland	$(10,118)	$1,639	$9,138
France	(2)	6	5
Australia	2,101	731	—
United States	(161)	186	(74)

Deferred tax expense (benefit)— total	(8,180)	2,562	9,069

Total income tax expense	$3,862	$4,242	$10,207

The Company had no unrecognized tax benefits as of December 31, 2012 and 2011. The principal components of the Company’s net deferred tax asset were as follows:

	December 31, 2012	December 31, 2011
	(Dollars in thousands)
Deferred tax asset:
Net operating loss carry forwards	$165,397	$151,268
Deductible intra-group interest	8,663	—
Net unrealized losses on derivative instruments	6,928	13,298
Basis difference on acquisition of GAAM Australian assets	16,493	16,493
Other	61	—
Valuation allowance	(24,588)	(16,493)

Total deferred tax asset	172,954	164,566

Deferred tax liability:
Excess of tax depreciation over book depreciation	(137,509)	(127,660)
Book/tax differences identified in connection with GAAM Portfolio acquisition:
Debt	(4,324)	(6,826)
Security deposits and maintenance reserve liability	(551)	(1,451)
Lease premiums, net	(307)	(1,028)
Net earnings of non-European Union member subsidiaries	(20,813)	(22,110)
Other	—	(162)

Total deferred tax liability	(163,504)	(159,237)

Deferred tax asset, net	$9,450	$5,329

In 2011, the Company recorded a deferred tax asset in connection with the acquisition of GAAM’s Australian assets. The Company established a valuation allowance against the resulting deferred tax asset as it has determined that it is not more likely than not that sufficient capital gains will be generated to utilize the deferred tax asset.

During 2012, the Company recorded a valuation allowance against an Irish subsidiary’s net operating loss carryforward as it has determined that it is not more likely than not that sufficient future taxable income will be generated to utilize the deferred tax asset.

The Company records valuation allowances to reduce deferred tax assets to the extent it believes it is more likely than not that a portion of such assets will not be realized. In making such determinations, the Company considers all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies, and its ability to carry back losses to prior years. The Company is required to make assumptions and judgments about potential outcomes that may be outside its control. Critical factors include the projection, source, and character of future taxable income. Although realization is not assured, the Company believes it is more likely than not that deferred tax assets, net of valuation allowance, will be realized. The amount of deferred tax assets considered realizable, however, could be reduced in the near term if estimates of future taxable income during the carryforward periods are reduced or current tax planning strategies are not implemented.

The Company is allowed to carry forward its net operating losses for an indefinite period to be offset against income of the same trade under current tax rules in Ireland.

The table below is a reconciliation of the Irish statutory corporation tax rate of 12.5% on trading income to the Company’s recorded income tax expense (benefit):

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
	(Percentage)
Irish statutory corporate tax rate on trading income	12.5%	12.5%	12.5%
Equity earnings from Fly-Z/C LP	(0.4%)	(0.7%)	—
Tax on investment in BBAM LP	1.3%	20.4%	0.9%
Tax impact on repurchased and resold Notes	(1.2%)	(3.0%)	2.0%
Share-based compensation	0.9%	11.2%	0.7%
Tax on gain on sale of investment in BBAM LP	9.1%	—	—
Deductible intra-group interest	(12.9%)	—	—
Foreign tax rate differentials	(2.4%)	(2.8%)	—
True-up of prior year tax provision	1.1%	—	—
Non-deductible transaction fees and expenses	—	40.7%	—
Other	(0.5%)	1.2%	0.1%

Income tax expense	7.5%	79.5%	16.2%

The Company is subject to taxation in Ireland, France, Australia, Luxembourg and the U.S. The Company is not under examination in any tax jurisdiction at the present time. The tax years from 2008 onwards are open for examination by the tax authorities.

Other Liabilities	12 Months Ended
Dec. 31, 2012
Other Liabilities [Abstract]
OTHER LIABILITIES

10. OTHER LIABILITIES

The following table describes the principal components of the Company’s other liabilities:

	December 31, 2012	December 31, 2011
	(Dollars in thousands)
Net tax provision	$9,985	$116
Lease incentive obligation	9,483	11,358
Deferred rent payable	7,773	4,463
Unamortized lease discounts	1,345	1,877
Other	645	—

Total other liabilities	$29,231	$17,814

For the years ended December 31, 2012 and 2011, amortization of lease discounts recorded into rental revenue totaled $0.5 million and $0.4 million, respectively.

Shareholders' Equity	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

11. SHAREHOLDERS’ EQUITY

During the years ended December 31, 2012, 2011 and 2010, the Company declared and paid dividends of $0.84 per share or $22.5 million, $0.80 per share or $21.1 million and $0.80 per share or $22.5 million, respectively. On January 15, 2013, the Company declared a dividend of $0.22 per share or approximately $6.2 million, including dividend equivalents paid to vested SARs, which was paid on February 20, 2013 to shareholders of record at January 31, 2013.

The Company’s Board of Directors (the “Board”) approved certain share repurchase programs pursuant to which the Company may make share repurchases from time to time in the open market or in privately negotiated transactions. The timing of the repurchases under these programs, as set forth below, may depend on a variety of factors, including market conditions, and the program may be suspended or discontinued at any time prior to the expiration date.

Board Approval Date	Expiration Date	Maximum dollar value of shares that may be purchased under this program	Calendar year shares were purchased	Total number of shares purchased		Average price paid per share
May 3, 2010	May 2011	$30.0 million	2010	1,641,314	(1)	$10.70
			2011	23,135		$12.43
May 3, 2011	May 2012	$30.0 million	2011	43,533		$10.87
May 2, 2012	May 2013	$25.0 million	—	—		—

(1)	Includes 1,411,264 shares that were repurchased from Babcock &Brown at $10.50 per share or $14.8 million.

The Company also made share repurchases outside of these programs. On April 29, 2010, pursuant to a Securities Repurchase Agreement, the Company repurchased 2,011,265 of its shares from Babcock & Brown at a price of $8.78 per share or $17.7 million.

On March 8, 2011, the Company repurchased 1,035,438 of its shares from a third party at a price of $11.93 per share or $12.3 million pursuant to a Stock Purchase Agreement.

On December 28, 2012, Summit and Onex invested $5.0 million and $20.0 million, respectively, for a total of 2,191,060 newly issued common shares of the Company at a price of $11.41 per share. The share price represents a 5% discount to the volume-weighted average price of the Company’s common shares in the five-day period ended November 29, 2012. The shares are subject to lock-up provisions, and the Company has agreed to register these shares with the Securities and Exchange Commission pursuant to a registration rights agreement.

As of December 31, 2012, 2011 and 2010, there were 28,040,305 shares, 25,685,527 shares and 26,707,501 shares outstanding, respectively.

Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
EARNINGS PER SHARE

12. EARNINGS PER SHARE

SARs and RSUs granted by the Company that contain non-forfeitable rights to receive dividend equivalents are deemed participating securities (see Note 11). Net income available to common shareholders is determined by reducing the Company’s net income for the period by dividend equivalents paid on vested RSUs and SARs during the period.

Basic earnings per share are calculated by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted earnings per share are calculated by dividing net income available to common shareholders by the sum of the weighted average number of common shares outstanding and the potential number of dilutive common shares outstanding during the period, excluding the effect of any anti-dilutive securities.

The following table sets forth the calculation of basic and diluted earnings per share:

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
	(Dollars in thousands, except share and per share data)
Numerator
Net income	$47,669	$1,096	$52,667
Less: Dividend equivalents paid to vested RSUs and SARs	(884)	(360)	(120)

Net income available to common shareholders	$46,785	$736	$52,547

Denominator
Weighted average shares outstanding-Basic	25,792,932	25,843,348	28,264,227
Dilutive common equivalent shares:
RSUs	164,998	143,344	40,165
SARs	3,675	5,370	3,579

Weighted average shares outstanding-Diluted	25,961,605	25,992,062	28,307,971

Earnings per share:
Basic	$1.81	$0.03	$1.86
Diluted	$1.80	$0.03	$1.86

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES	13. COMMITMENTS AND CONTINGENCIES From time to time, the Company contracts with third-party service providers to perform maintenance or overhaul activities on its off-lease aircraft.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

14. RELATED PARTY TRANSACTIONS

Fly has no employees and has outsourced the daily operations of the Company by entering into management, servicing and administrative agreements (the “Agreements”) with BBAM. Services to be rendered under these agreements include acquiring and disposing of aircraft; marketing of aircraft for lease and re-lease; collecting rent and other payments from the lessees; monitoring maintenance, insurance and other obligations under the leases; enforcing the Company’s rights under the lease terms; and maintaining the books and records of the Company and its subsidiaries. The Manager manages the Company under the direction of its chief executive officer and chief financial officer. Pursuant to the terms of the Agreements, certain fees and expenses that may be payable to the Manager may be reduced for any like payments made to other BBAM affiliates.

In connection with the acquisition of the GAAM Portfolio, the Company amended its agreement with its Manager and entered into new servicing agreements with affiliates of BBAM LP related to the GAAM portfolio.

On December 28, 2012, in connection with the sale of the Company’s 15% interest in BBAM to Onex, the Management Agreement was amended and the term of the agreement was extended to December 28, 2022, with an automatic five year renewal period unless the Company pays a termination fee to the Manager of $8.0 million, subject to potential future adjustment. In addition, BBAM has agreed to provide the Company with certain information regarding BBAM’s financial results as well as information about purchases and disposition of aircraft by entities managed or serviced by BBAM. The Company has also agreed that it will not have the right to terminate the Management Agreement upon the departure of Steven Zissis, the current president and chief executive of Summit and BBAM. In connection with the sale of its 15% interest in BBAM LP, the Company paid BBAM a fee equal to 1.5% of the selling price or $0.7 million.

Pursuant to the Agreements, BBAM is entitled to receive servicing fees. With respect to the Company’s Initial Portfolio, BBAM is entitled to receive a base fee of $150,000 per month, subject to certain adjustments, and a rent fee equal to 1.0% of the aggregate amount of aircraft rent due and 1% of rent actually collected. With respect to all other aircraft, BBAM is entitled to receive a servicing fee equal to 3.5% of the aggregate amount of rent actually received for such aircraft. For the years ended December 31, 2012, 2011 and 2010, base and rent fees incurred amounted to $12.6 million, $8.5 million and $7.2 million, respectively.

BBAM is entitled to an administrative agency fee from B&B Air Funding equal to $750,000 per annum, subject to adjustments based on the Consumer Price Index. Until August 2012, BBAM was entitled to an administrative fee from B&B Air Acquisition of $240,000 per annum. For all other aircraft, BBAM is entitled to an administrative fee of $1,000 per month per aircraft. In addition, BBAM is entitled to a servicer administrative fee of $10,000 per month under each of the Term Loan and Fly Acquisition II Facility. For the years ended December 31, 2012, 2011 and 2010, $1.8 million, $1.2 million and $1.0 million of administrative fees were paid in each respective period.

For its role as exclusive arranger, BBAM receives a fee equal to 1.5% of the purchase price of aircraft acquired, excluding aircraft in the Initial Portfolio. BBAM also receives 1.5% of the sales proceeds of all disposed aircraft. However, in connection with the acquisition of the 49 aircraft in the GAAM Portfolio, the Company paid its Manager a one-time acquisition fee of $12.5 million. In addition, the Company will pay the Manager a disposition fee equal to 2% of the gross proceeds in respect of the disposition of any of these 49 aircraft made on or prior to October 14, 2013 if the gross proceeds on such disposition exceed the net book value of such aircraft. The disposition fee payable on these 49 acquired aircraft after October 14, 2013 will be 1.5% of the aggregate gross proceeds on disposition. For the year ended December 31, 2012, $0.9 million and $1.2 million of fees were incurred for aircraft acquired and disposed, respectively. For the year ended December 31, 2011, $1.5 million and $2.1 million of fees were incurred for aircraft acquired and disposed, respectively. For the year ended December 31, 2010, $0.6 million and $1.6 million of fees were incurred for aircraft acquired and disposed, respectively.

On December 28, 2012, the Company issued 2,191,060 shares at $11.41 per share or $25.0 million to Summit and Onex. The share price represents a 5% discount to the volume-weighted average price of the Company’s common shares in the five-day period ended November 29, 2012. The shares are subject to lock-up provisions, and the Company has agreed to register these shares with the Securities and Exchange Commission pursuant to a registration rights agreement. The Company paid a 4.0% commission or $1.0 million to BBAM in connection with the issuance of these shares.

The Company makes quarterly payments to the Manager as compensation for providing the chief executive officer, the chief financial officer and other personnel, and for certain corporate overhead costs related to Fly (“Management Expenses”), subject to adjustments tied to the Consumer Price Index. Beginning on October 15, 2011, the Company has agreed to make quarterly payments to the Manager in the amount of $2.5 million, subject to an annual adjustment tied to the Consumer Price Index applicable to the prior calendar year. The amount is subject to adjustment by notice from the Manager and the approval of the independent members of the Company’s board of directors. For the years ended December 31, 2012, 2011 and 2010, the Company incurred $10.3 million, $7.2 million and $6.2 million of Management Expenses, respectively.

In connection with its services, the Manager may incur expenses such as insurance, as well as legal and professional advisory fees on behalf of the Company. The Company had $0.5 million and $0.1 million of reimbursable expenses due to the Manager at December 31, 2012 and 2011, respectively.

In connection with the repricing of the Term loan on December 18, 2012, the Company paid a one-time success fee to BBAM of $0.2 million. In the year ended December 31, 2010, the Company paid BBAM a fee of $1.0 million in conjunction with a sale of an option to purchase an aircraft. Also in 2010, Summit purchased 1,000,000 shares of the Company from Babcock & Brown. Fly has a right of first refusal on any sale of these shares by Summit until April 2015.

The Company’s minimum long-term contractual obligations with BBAM LP as of December 31, 2012, excluding rent fees, consisted of the following:

	2013	2014	2015	2016	2017	Thereafter	Total
	(Dollars in thousands)
Fixed base fee payments (1)	$1,984	$1,984	$1,984	$1,984	$1,984	$15,867	$25,787
Fixed administrative agency fee payments due by B&B Air Funding (1)	826	826	826	826	826	6,614	10,744
Fixed administrative agency fee payments due by Fly Acquisition II	120	120	120	120	102	—	582
Fixed administrative services fee due by Fly Peridot	360	351	300	211	192	270	1,684
Fixed administrative agency fee payments due by other subsidiaries	551	425	317	226	147	71	1,737
Fixed payments for Management Expenses (1) (2)	10,174	10,174	10,174	10,174	10,174	58,871	109,741

Total	$14,015	$13,880	$13,721	$13,541	$13,425	$81,693	$150,275

(1)	Amounts in the table assume CPI rates in effect for 2013 remain constant in future periods.
(2)	The initial term of the Management Agreement is for ten years, with an automatic five year renewal period. The agreement provides for an early termination fee of $8.0 million, subject to potential future adjustment. The table assumes termination of the agreement after the initial ten year term and payment of the applicable termination fee.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

15. FAIR VALUE MEASUREMENTS

Assets and liabilities recorded at fair value on a recurring basis in the consolidated balance sheets are categorized based upon the level of judgment associated with the inputs used to measure their fair values. The hierarchy levels established by FASB give the highest priority to quoted prices in active markets and the lowest priority to unobservable data. Fair value measurements are disclosed by level within the following fair value hierarchy:

Level 1 — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable for the asset or liability through correlation with market data at the measurement date and for the duration of the instrument’s anticipated life.

Level 3 — Inputs reflect management’s best estimate of what market participants would use in pricing the asset or liability at the measurement date. Consideration is given to the risk inherent in the valuation technique and the risk inherent in the inputs to the model.

The Company’s financial instruments consist principally of cash and cash equivalents, restricted cash and cash equivalents, accounts receivable, derivative instruments, accounts payable and secured borrowings. Fair value is defined as the price at which an asset could be exchanged in a current transaction between knowledgeable, willing and able parties. A liability’s fair value is defined as the amount that would be paid to transfer the liability to a new obligor, not the amount that would be paid to settle the liability with the creditor.

The fair value of the Company’s cash and cash equivalents, restricted cash and cash equivalents, accounts receivable, and accounts payable approximate their carrying value. (The fair values of cash, restricted cash and cash equivalents are a Level 1 hierarchy. The fair values of accounts receivable and accounts payable are Level 2 hierarchy.) Where available, the fair value of the Company’s notes payable and debt facilities are based on observable market prices or parameters or derived from such prices or parameters (Level 2). Where observable prices or inputs are not available, valuation models are applied, using the net present value of cash flow streams over the term using estimated market rates for similar instruments and remaining terms (Level 3). These valuation techniques involve some level of management estimation and judgment, the degree of which is dependent on the price transparency for the instruments or market and the instruments’ complexity. The Company determines the fair value of its derivative instruments using a discounted cash flow model which incorporates an assessment of the risk of non-performance by the swap counterparty and an evaluation of Fly’s credit risk in valuing derivative liabilities. The valuation model uses various inputs including contractual terms, interest rate curves, credit spreads and measures of volatility.

The Company also measures the fair value for certain assets and liabilities on a non-recurring basis, when GAAP requires the application of fair value, including events or changes in circumstances that indicate that the carrying amounts of assets may not be recoverable. Assets subject to these measurements include Fly’s investments in unconsolidated affiliates and flight equipment held for operating leases. Fly accounts for its investments in unconsolidated affiliates under the equity method and records impairment when its fair value is less than its carrying value (Level 3). No impairment was recorded by the Company in regards its investments in unconsolidated affiliates during the years ended December 31, 2012 and 2011.

The Company records flight equipment at fair value when the carrying value may not be recoverable. Such fair value measurements are based on management’s best estimates and judgment, and uses Level 3 inputs which include assumptions as to future cash proceeds from the leasing and eventual disposition of the aircraft. For the year ended December 31, 2012, the Company wrote down three aircraft to their net realizable value and recognized a charge of $11.4 million. For the year ended December 31, 2011, the Company wrote down two aircraft to their net realizable value and recognized a charge of $7.5 million.

The carrying amounts and fair values of the Company’s financial instruments are as follows:

	December 31, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(Dollars in thousands)
Notes payable	$639,281	$587,795	$599,805	$491,468
Aircraft Acquisition Facility	—	—	425,931	414,300
Nord LB Facility	490,717	490,717	569,909	569,909
BOS Facility	268,625	266,794	479,561	479,561
Term Loan	377,646	397,864	—	—
Other aircraft secured debt	276,143	275,122	216,395	216,395
Other secured debt	—	—	34,509	34,509
Derivative asset	319	319	4,023	4,023
Derivative liabilities	48,967	48,967	98,487	98,487

As of December 31, 2012 and 2011, the categorized asset and liabilities measured at fair value on a recurring basis, based upon the lowest level of significant inputs to the valuations are as follows:

	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
December 31, 2012:
Derivative asset	—	319	—	319
Derivative liabilities	—	48,967	—	48,967
December 31, 2011:
Derivative asset	—	4,023	—	4,023
Derivative liabilities	—	98,487	—	98,487

Unaudited Quarterly Condensed Consolidated Financial Information	12 Months Ended
Dec. 31, 2012
Unaudited Quarterly Condensed Consolidated Financial Information [Abstract]
UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION

16. UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION

The unaudited quarterly financial statements for the year ended December 31, 2012 are presented below:

(Dollars in thousands, except per share data)	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Total revenues	$104,507	$110,910	$86,408	$130,871
Net income (loss)	$20,387	$25,729	$(29,439)	$30,992
Earnings (loss) per share — Basic	$0.78	$1.00	$(1.15)	$1.18
Earnings (loss) per share — Diluted	$0.78	$0.99	$(1.15)	$1.17

The unaudited quarterly financial statements for the year ended December 31, 2011 are presented below:

(Dollars in thousands, except per share data)	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Total revenues	$49,669	$55,171	$49,437	$94,512
Net income (loss)	$2,763	$4,098	$3,416	$(9,181)
Earnings (loss) per share — Basic and Diluted	$0.10	$0.16	$0.13	$(0.37)

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

17. SUBSEQUENT EVENTS

On January 15, 2013, the Company declared a dividend of $0.22 per share or approximately $6.2 million, which was paid on February 20, 2013 to shareholders of record at January 31, 2013.

During the first quarter of 2013, the Company sold three aircraft for an aggregate purchase price of $14.0 million. A portion of the proceeds received was used to pay down the debt associated with the aircraft.

Consolidated Financial Information of Parent	12 Months Ended
Dec. 31, 2012
Consolidated Financial Information of Parent [Abstract]
Consolidated financial information of parent

Schedule I — Consolidated financial information of parent

Condensed Balance Sheets

AS OF DECEMBER 31, 2012 AND 2011

(Dollar amounts in thousands)

	December 31, 2012	December 31, 2011
Assets
Cash and cash equivalents	$82,124	$59,821
Receivable from subsidiaries	—	24,802
Notes receivable from subsidiaries	5,986	51,586
Investments in subsidiaries	473,665	327,215
Investment in unconsolidated subsidiary	6,308	5,135
Other assets, net	445	452

Total assets	568,528	469,011

Liabilities
Payable to related parties	1,126	5
Payable to subsidiaries	9,814	—
Note payable to subsidiaries	3,986	4,486
Deferred tax liability, net	19,609	20,700
Accrued and other liabilities	1,991	787

Total liabilities	36,526	25,978

Shareholders’ equity	532,002	443,033

Total liabilities and shareholders’ equity	$568,528	$469,011

Condensed Statements of Income

FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

(Dollar amounts in thousands, except per share data)

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Revenues
Equity in earnings of subsidiaries	$47,602	$6,613	$62,920
Equity in earnings from unconsolidated subsidiary	1,631	279	—
Intercompany management fee income	16,154	9,550	5,100
Interest and other income	176	79	61

Total revenues	65,563	16,521	68,081

Expense
Selling, general and administrative	19,053	15,923	13,246

Net income from continuing operations before provision for income taxes	46,510	598	54,835
Income tax provision (benefit)	(1,159)	(498)	2,168

Net income	$47,669	$1,096	$52,667

Weighted average number of shares:
Basic	25,792,932	25,843,348	28,264,227
Diluted	25,961,605	25,992,062	28,307,971
Earnings per share:
Basic	$1.81	$0.03	$1.86
Diluted	$1.80	$0.03	$1.86

Condensed Statements of Cash Flows

FOR THE YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

(Dollar amounts in thousands)

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Cash Flows from Operating Activities
Net Income	$47,669	$1,096	$52,667
Adjustments to reconcile net income to net cash flow provided by operating activities:
Equity in earnings of subsidiaries	(47,602)	(6,613)	(62,920)
Equity in earnings of unconsolidated subsidiary	(1,631)	(279)	—
Income tax benefit	(1,203)	(497)	2,168
Share-based compensation	3,635	4,768	3,720
Professional fees paid by Babcock & Brown	—	—	260
Changes in operating assets and liabilities:
Receivable/(payable) to subsidiaries	(3,330)	13,967	23,103
Other assets	7	(69)	44
Payable to related parties	1,121	(22)	(5,751)
Accrued and other liabilities	1,316	(133)	(53)

Net cash flows (used in) provided by operating activities	(18)	12,218	13,238

Cash Flows from Investing Activities
Capital contributions to subsidiaries	(21,000)	(122,703)	(20,212)
Distributions received from subsidiaries	41,462	102,109	123,584
Capital contributions to unconsolidated subsidiary	—	(5,863)	—
Distributions received from unconsolidated subsidiary	458	1,007	—
Notes payable to subsidiaries	—	(47,100)	—

Net cash flows provided by (used in) investing activities	20,920	(72,550)	103,372

Cash Flows from Financing Activities
Proceeds from issuance of shares, net of fees paid	23,914	—	—
Dividends	(21,629)	(20,738)	(22,407)
Dividend equivalents	(884)	(360)	(120)
Shares repurchased	—	(13,142)	(35,487)

Net cash flows provided by (used in) financing activities	1,401	(34,240)	(58,014)

Net (decrease) increase in cash	22,303	(94,572)	58,596
Cash at beginning of period	59,821	154,393	95,797

Cash at end of period	$82,124	$59,821	$154,393

Supplemental Disclosure of Non Cash Activities:
Taxes paid	$—	$—	$—

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
BASIS OF PREPARATION

BASIS OF PREPARATION

Fly is a holding company that conducts its business through its subsidiaries. The Company directly or indirectly owns all of the common shares of its consolidated subsidiaries. The consolidated financial statements presented are prepared in accordance with U.S. generally accepted accounting principles (“GAAP”). The consolidated financial statements include the accounts of Fly and all of its subsidiaries. In instances where it is the primary beneficiary, Fly would consolidate a Variable Interest Entity (“VIE”). All intercompany transactions and balances have been eliminated. The consolidated financial statements are stated in U.S. Dollars, which is the principal operating currency of the Company.

The Company has one operating and reportable segment which is aircraft leasing.

USE OF ESTIMATES

USE OF ESTIMATES

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The use of estimates is or could be a significant factor affecting the reported carrying values of flight equipment, deferred tax assets and accruals and reserves. To the extent available, the Company utilizes industry specific resources, third-party appraisers and other materials to support management’s estimates, particularly with respect to flight equipment. Despite management’s best efforts to accurately estimate such amounts, actual results could differ from those estimates.

RISKS AND UNCERTAINTIES

RISKS AND UNCERTAINTIES

The Company encounters several types of risk during the course of its business, including credit and market risks. Credit risk addresses a lessee’s or derivative counterparty’s inability or unwillingness to make contractually required payments. Market risk reflects the change in the value of derivatives and credit facilities due to changes in interest rate spreads or other market factors, including the value of collateral underlying the Company’s credit facilities.

Other types of risk encountered by the Company include the following:

•

The success of the Company is dependent on the performance of the commercial aviation industry. A downturn in the industry could adversely impact the lessee’s ability to make payments, increase the risk of unscheduled lease terminations and depress lease rates and the value of the Company’s aircraft.

•	The Company will require access to the debt and equity markets to refinance its outstanding indebtedness and to grow its business through the acquisition of additional aircraft.

•	The Company relies and is dependent upon an external servicer to manage its business and service its aircraft portfolio.

CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents.
RESTRICTED CASH AND CASH EQUIVALENTS

RESTRICTED CASH AND CASH EQUIVALENTS

Pursuant to certain of the Company’s debt facilities, payments received from lessees serve as collateral to the lenders and are thus subject to withdrawal restrictions. The Company’s restricted cash and cash equivalents consist primarily of (i) security deposits and certain maintenance payments received from lessees under the terms of various lease agreements, (ii) a portion of rents collected which may be required to be held as cash collateral and (iii) other cash, which may be subject to withdrawal restrictions pursuant to the Company’s credit agreements as further described in Note 6.

All restricted cash is held by major financial institutions in segregated accounts.

RENT RECEIVABLES

RENT RECEIVABLES

Rent receivables represent unpaid lessee obligations under existing lease contracts. Any allowance for doubtful accounts is established on a specific identification basis and is maintained at a level believed by management to be adequate to absorb probable losses inherent in rent receivables. The assessment of credit risk is primarily based on the extent to which amounts outstanding exceed the value of security held, the financial strength and condition of a debtor and the current economic and regulatory conditions of the debtor’s operating environment. Determination of the allowance is inherently subjective as it requires significant estimates, including the amounts and timing of expected future cash flows and consideration of current factors and economic trends impacting the lessees and its credit worthiness, all of which may be susceptible to significant change. Uncollectible rent receivables are charged off against the allowance, while recoveries of amounts previously charged off are credited to the allowance. A provision for credit losses is recorded based on management’s periodic evaluation of the factors previously mentioned, as well as other pertinent factors. As of December 31, 2012 and 2011, the Company had no allowance for doubtful accounts, although the Company had two lessees on non-accrual status as of these dates. The Company recognizes revenue from the two lessees when cash is received.

INVESTMENT IN UNCONSOLIDATED SUBSIDIARIES

INVESTMENT IN UNCONSOLIDATED SUBSIDIARIES

Fly has a 57.4% interest in Fly-Z/C Aircraft Holdings LP (“Fly-Z/C LP”). On December 28, 2012, Fly sold its 15.0% interest in BBAM LP to Onex.

Fly accounts for its interest in unconsolidated subsidiaries using the equity method as the Company does not control the entities. Under the equity method, the Company’s investment is initially recorded at cost and the carrying amount is affected by its share of the unconsolidated subsidiaries’ undistributed earnings and losses, and distributions of dividends and capital.

The Company periodically reviews the carrying amount of its investment in the unconsolidated subsidiaries, or whenever events or changes in circumstances indicate that a decline in value may have occurred. If its investment is determined to be impaired on an other-than-temporary basis, a loss equal to the difference between the fair value of the investment and its carrying value is recorded in the period of identification.

FLIGHT EQUIPMENT HELD FOR SALE

FLIGHT EQUIPMENT HELD FOR SALE

In accordance with guidance provided by FASB, flight equipment is classified as held for sale when the Company commits to and commences a plan of sale that is reasonably expected to be completed within one year. Flight equipment held for sale is stated as the lesser of carrying value or fair value less estimated cost to sell.

Flight equipment held for sale is not depreciated. Subsequent changes to the asset’s fair value, either increases or decreases, are recorded as adjustments to the carrying value of the flight equipment. However, any such adjustment will not exceed the original carrying value of the flight equipment held for sale. There was no flight equipment held for sale as of December 31, 2012 and 2011.

FLIGHT EQUIPMENT HELD FOR OPERATING LEASES

FLIGHT EQUIPMENT HELD FOR OPERATING LEASES

Flight equipment held for operating leases are recorded at cost and depreciated to estimated residual values on a straight-line basis over their estimated remaining useful lives. Useful life is generally 25 years from the date of manufacture. Residual values are generally estimated to be 15% of original manufacturer’s estimated realized price for the flight equipment when new. Management may, at its discretion, make exceptions to this policy on a case by case basis when, in its judgment, the residual value calculated pursuant to this policy does not appear to reflect current expectations of residual values. Examples of such situations include, but are not limited to:

•	Flight equipment where original manufacturer’s prices are not relevant due to plane modifications and conversions.

•	Flight equipment which is out of production and may have a shorter useful life or lower residual value due to obsolescence.

•	The remaining life of a converted freighter is determined based on the date of conversion, in which case, the total useful life may extend beyond 25 years from the date of manufacture.

Estimated residual values and useful lives of flight equipment are reviewed and adjusted, if appropriate, at each reporting period.

Major improvements to be performed by the Company pursuant to the lease agreement are accounted for as lease incentives and are amortized against revenue over the term of the lease, assuming no lease renewals. Lessee specific modifications to the aircraft are capitalized and also amortized against revenue over the term of the lease. Generally, lessees are required to provide for repairs, scheduled maintenance and overhauls during the lease term and to be compliant with return conditions of flight equipment at lease termination.

Major improvements and modifications incurred for an aircraft that is off-lease are capitalized and depreciated over the remaining life of the flight equipment. In addition, costs paid by us for scheduled maintenance and overhauls are also capitalized and depreciated over a period to the next scheduled maintenance or overhaul event. Miscellaneous repairs are expensed when incurred.

At the time of an aircraft acquisition, the Company evaluates whether the lease acquired with the aircraft is at fair market value by comparing the contractual lease rates to the range of current lease rates of like aircraft. A lease premium is recognized when it is determined that the acquired lease’s terms are above market value; lease discounts are recognized when it is determined that the acquired lease’s terms are below fair market value. Lease discounts are capitalized into other liabilities and accreted as additional rental revenue on a straight-line basis over the lease term. Lease premiums are capitalized into other assets and amortized against rental revenue on a straight-line basis over the lease term.

IMPAIRMENT OF FLIGHT EQUIPMENT

IMPAIRMENT OF FLIGHT EQUIPMENT

The Company evaluates flight equipment for impairment when circumstances indicate that the carrying amounts of such assets may not be recoverable. The Company’s evaluation of impairment indicators include, but are not limited to, recent transactions for similar aircraft, adverse changes in market conditions for specific aircraft types, third party appraisals of specific aircraft, published values for similar aircraft, any occurrences of adverse changes in the aviation industry and the overall market conditions that could impact the fair value of our aircraft. The review for recoverability includes an assessment of the estimated future cash flows associated with the use of an asset and its eventual disposition. If the sum of the expected future cash flows (undiscounted and without interest charges) is less than the carrying amount of the asset, the Company will assess whether the carrying values of the flight equipment exceed the fair values and an impairment loss is required. The undiscounted cash flows consist of cash flows from currently contracted leases, future projected lease rates, transition costs, estimated down time and estimated residual or scrap values for an aircraft. The impairment loss is measured as the excess of the carrying amount of the impaired asset over its fair value. See Note 16 – Fair Value Measurements.

Future cash flows are assumed to occur under current market conditions and assume adequate time for a sale between a willing and able buyer and a willing seller. Expected future lease rates are based on all relevant information available, including the existing lease, current contracted rates for similar aircraft, appraisal data and industry trends. Residual value assumptions generally reflect an aircraft’s salvage value, except where more recent industry information indicates a different value is appropriate.

The preparation of these impairment analyses requires the use of assumptions and estimates, including the level of future rents, the residual value of the flight equipment to be realized upon sale at some date in the future, estimated downtime between re-leasing events and the amount of re-leasing costs. For the years ended December 31, 2012 and 2011, the Company recognized impairment losses of $11.4 million and $7.5 million, respectively. The impairment losses were related to two Boeing 737-500 aircraft which were manufactured in 1992 and an Airbus A320-200 aircraft which was manufactured in 2002. The leases related to the Boeing 737-500 aircraft expired in 2012 and the Company disposed of the aircraft in 2013. The Airbus A320-200 aircraft has been written down to its net realizable value and it was sold during the first quarter of 2013. There was no impairment loss recognized for the year ended December 31, 2010.

DERIVATIVE FINANCIAL INSTRUMENTS

DERIVATIVE FINANCIAL INSTRUMENTS

The Company uses derivative financial instruments to manage its exposure to interest rate and foreign currency risks. All derivatives are recognized on the balance sheet at their fair values. Pursuant to hedge accounting provisions, changes in the fair value of the item being hedged can be recognized into earnings in the same period and in the same income statement line as the change in the fair value of the derivative instrument. On the date that the Company enters into a derivative contract, the Company formally documents all relationships between the hedging instruments and the hedged items, as well as its risk management objective and strategy for undertaking each hedge transaction.

Derivative instruments designated in a hedge relationship to mitigate exposure to variability in expected future cash flows, or other types of forecasted transactions, are considered cash flow hedges. Cash flow hedges are accounted for by recording the fair value of the derivative instrument on the balance sheet as either a freestanding asset or liability. Changes in the fair value of a derivative that is designated and qualifies as an effective cash flow hedge are recorded in accumulated other comprehensive income, net of tax, until earnings are affected by the variability of cash flows of the hedged item. Any derivative gains and losses that are not effective in hedging the variability of expected cash flows of the hedged item or that do not qualify for hedge treatment are recognized directly into income.

At the hedge’s inception and at least quarterly thereafter, a formal assessment is performed to determine whether changes in cash flows of the derivative instrument have been highly effective in offsetting changes in the cash flows of the hedged items and whether they are expected to be highly effective in the future. The Company discontinues hedge accounting prospectively when (i) it determines that the derivative is no longer effective in offsetting changes in the cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; or (iii) management determines that designating the derivative as a hedging instrument is no longer appropriate. In all situations in which hedge accounting is discontinued and the derivative remains outstanding, the derivative instrument is carried at its fair market value on the balance sheet with changes in fair value recognized into current-period earnings. The remaining balance in accumulated other comprehensive income associated with the derivative that has been discontinued is not recognized in the income statement unless it is probable that the forecasted transaction will not occur. Such amounts are recognized in earnings when earnings are affected by the hedged transaction.

OTHER ASSETS

OTHER ASSETS

Other assets consist primarily of debt issuance costs, unamortized lease premiums, initial direct lease costs and other miscellaneous receivables. The Company capitalizes costs incurred in arranging financing as debt issuance costs. Debt issuance costs are amortized to interest expense using the effective interest method over the terms of the credit facilities. Lease premiums are amortized into operating lease income over the lease term.

SECURITY DEPOSITS

SECURITY DEPOSITS

In the normal course of leasing aircraft to third parties under its lease agreements, the Company receives cash or letters of credit as security for certain contractual obligations. At December 31, 2012 and 2011, security deposits represent cash received from the lessee that is held on deposit until termination of the lease. Security deposits are returned to the lessee at lease termination or taken into income if the lessee fails to perform under their lease.

MAINTENANCE PAYMENT LIABILITY

MAINTENANCE PAYMENT LIABILITY

The Company’s flight equipment is typically subject to triple-net leases under which the lessee is responsible for maintenance, insurance and taxes. Fly’s operating leases also obligate the lessees to comply with all governmental requirements applicable to the flight equipment, including without limitation, operational, maintenance, registration requirements and airworthiness directives.

Under the terms of the lease agreements, cash collected from lessees for future maintenance of the aircraft is recorded as maintenance payment liabilities. The Company does not recognize such maintenance payments as revenue during the lease. Maintenance payment liabilities are attributable to specific aircraft and are typically based on hours or cycles of utilization, depending upon the component. Upon the occurrence of qualified maintenance events, the lessee submits a request for reimbursement and upon disbursement of the funds, the liability is relieved.

In some leases, the lessor may be obligated to contribute to maintenance related expenses on an aircraft during the term of the lease. In other instances, the lessee or lessor may be obligated to make a payment to the other party at lease termination based on a computation stipulated in the lease agreement. The calculation is based on utilization and condition of the airframe, engines and other major life-limited components as determined at lease termination.

The Company may also incur maintenance expenses on off-lease aircraft. Scheduled major maintenance or overhaul activities and costs for certain high-value components that are paid by the Company are capitalized and depreciated over the period until the next overhaul is required. Such payments made by the Company for minor maintenance, repairs and re-leasing of aircraft are expensed as incurred.

Maintenance payment liability balances at the end of a lease or any amount received as part of a redelivery adjustment are recorded as lease revenue at lease termination, including early termination upon a default. When flight equipment is sold, the maintenance payment liability amounts may be remitted to the buyer in accordance with the terms of the related agreements and are released from the balance sheet as part of the disposition gain or loss.

REVENUE RECOGNITION

REVENUE RECOGNITION

Revenue is recognized to the extent that it is probable that the economic benefits will flow to the Company and the revenue can be reliably measured. Where revenue amounts do not meet these recognition criteria, they are deferred and recognized in the period in which the recognition criteria are met. Rental income from aircraft is recognized on a straight-line basis over the initial term of the respective lease. The operating lease agreements generally do not provide for purchase options, however, the leases may allow the lessee the option to extend the lease for an additional term. Contingent rents are recognized as revenue when the contingency is resolved. Revenue is not recognized when collection is not reasonably assured.

SHARE-BASED COMPENSATION

SHARE-BASED COMPENSATION

The Company has a 2010 Omnibus Incentive Plan (“2010 Plan”) which permitted the issuance of up to 1,500,000 share grants in the form of (i) stock appreciation rights (“SARs”); (ii) restricted stock units (“RSUs”); (iii) nonqualified stock options; and (iv) other stock-based awards. In May 2012, the Company made an additional aggregate grant of 300,000 SARs and RSUs to certain employees of BBAM LP, who provide services to the Company pursuant to management and servicing agreements. As of December 31, 2012 and 2011, the Company had made grants aggregating 1,500,000 and 1,200,000 of total share grants under the 2010 Plan, respectively.

In accordance with GAAP, compensation expense associated with grants to employees are valued at the grant date and amortized on a straight-line basis over the service period. Grants to non-employees are initially measured at grant date, and then re-measured at each interim reporting period until the awards are vested. Determining the appropriate fair value model and calculation of the fair value of stock-based awards requires judgment, including estimating stock price volatility, forfeitures and expected grant life.

TAXES

TAXES

The Company provides for income taxes by tax jurisdiction (see Note 9). Deferred income tax assets and liabilities are recognized for the future tax consequences of temporary differences between the financial statements and tax basis of existing assets and liabilities at the enacted tax rates expected to apply when the assets are recovered or liabilities are settled. A valuation allowance is used to reduce deferred tax assets to the amount which management ultimately expects to be more-likely-than-not realized.

The Company applies a recognition threshold of more-likely-than-not to be sustained in the examination of tax uncertainty in income taxes. Measurement of the tax uncertainty occurs if the recognition threshold has been met. The Company has elected to classify any interest on unpaid income taxes and penalties as a component of the provision for income taxes. No interest on unpaid income taxes and penalties were incurred during the years ended December 31, 2012, 2011 and 2010.

NEW ACCOUNTING PRONOUNCEMENTS

NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued an accounting standard update to achieve common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”). The update does not require additional fair value measurements and is not intended to establish valuation standards or affect valuation practices outside of financial reporting. The accounting standard update is effective for interim and annual periods beginning in 2012. The accounting standard update did not have a material impact on the Company’s financial position or results of operations.

In June 2011, the FASB issued an accounting standard to facilitate convergence between GAAP and IFRS by eliminating the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity. The standard requires all nonowner changes in stockholders’ equity be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The standard is effective for interim and annual periods beginning in 2012. The Company adopted the standard of presenting components of other comprehensive income in a separate statement of comprehensive income.

Organization (Tables)	12 Months Ended
Dec. 31, 2012
Organization [Abstract]
Acquisition date fair values of the assets acquired, liabilities assumed and net asset acquired

Cash consideration	$141,749

Assets
Cash and cash equivalents	$28,126
Restricted cash and cash equivalents	111,757
Rent receivables	2,311
Flight equipment held for operating leases	1,268,730
Deferred tax asset, net	4,472
Fair value of derivative asset	836
Other assets	17,154

Total assets	1,433,386

Liabilities
Accounts payable and accrued liabilities	1,039
Rentals received in advance	8,252
Security deposits	20,505
Maintenance payment liability	70,342
Borrowings under aircraft acquisition facilities, net	1,172,811
Fair value of derivative liabilities	11,270
Other liabilities	7,418

Total liabilities	1,291,637

Net asset acquired	$141,749

Pro forma statement of operations

	Year ended December 31, 2011	Year ended December 31, 2010
	(Dollars in thousands)
Pro forma total revenue (1)	$372,752	$416,290
Pro forma total expenses (2)	369,288	365,933
Pro forma net (loss) income	(1,924)	40,777

(1)	Pro forma total revenue for 2010 included (i) end of lease revenues of $21.4 million and (ii) gain on sale of option to purchase notes payable of $12.5 million.
(2)	Pro forma total expenses for 2011 included (i) aircraft impairment of $7.5 million and $13.0 million recorded by Fly and GAAM, respectively and (ii) acquisition related expenses totaling $18.0 million. Pro forma total expenses for 2010 included an aircraft impairment of $20.8 million recorded by GAAM.

Flight Equipment Held for Operating Leases (Tables)	12 Months Ended
Dec. 31, 2012
Flight Equipment Held for Operating Leases [Abstract]
Flight equipment held for operating leases

	December 31, 2012	December 31, 2011
	(Dollars in thousands)
Cost	$3,047,274	$3,070,820
Accumulated depreciation	(430,410)	(308,531)

Net flight equipment held for operating leases	$2,616,864	$2,762,289

Summary of net book value of flight equipment held for operating leases by geographic region

	December 31, 2012		December 31, 2011
	(Dollars in thousands)
Europe:
United Kingdom	$365,411	14%	$383,234	14%
Germany	107,568	4%	190,793	7%
Other	606,507	23%	641,654	23%

Europe — Total	1,079,486	41%	1,215,681	44%

Asia and South Pacific:
China	300,568	11%	317,082	12%
India	146,659	6%	241,715	9%
Australia	128,584	5%	152,115	6%
Other	137,327	5%	83,838	2%

Asia and South Pacific — Total	713,138	27%	794,750	29%

North America:
United States	266,603	10%	281,991	10%
Other	34,650	2%	36,138	1%

North America — Total	301,253	12%	318,129	11%

Mexico, South and Central America:
Mexico	169,710	6%	178,321	7%
Other	97,319	4%	84,135	3%

Mexico, South and Central America — Total	267,029	10%	262,456	10%

Middle East and Africa — Total	163,489	6%	171,273	6%
Off-Lease — Total	92,469	4%	—	—

Total flight equipment held for operating leases, net	$2,616,864	100%	$2,762,289	100%

Summary of distribution of operating lease revenue by geographic region

	Year ended December 31, 2012		Year ended December 31, 2011		Year ended December 31, 2010
	(Dollars in thousands)
Europe:
United Kingdom	$45,916	12%	$19,444	8%	$9,255	4%
Germany	28,746	8%	15,560	7%	15,284	7%
Other	95,666	25%	74,387	32%	80,965	37%

Europe — Total	170,328	45%	109,391	47%	105,504	48%

Asia and South Pacific:
India	39,312	10%	22,341	10%	24,430	11%
China	36,918	10%	13,620	6%	15,636	7%
Australia	25,280	7%	5,392	2%	—	—
Other	9,226	3%	5,896	2%	4,882	2%

Asia and South Pacific — Total	110,736	30%	47,249	20%	44,948	20%

North America:
United States	41,311	11%	39,088	17%	41,725	19%
Other	3,891	1%	3,891	2%	4,932	2%

North America — Total	45,202	12%	42,979	19%	46,657	21%

Mexico, South and Central America:
Mexico	18,843	5%	16,276	7%	18,781	9%
Other	12,630	3%	1,687	1%	—	—

Mexico, South and Central America — Total	31,473	8%	17,963	8%	18,781	9%

Middle East and Africa — Total	18,698	5%	13,134	6%	3,765	2%

Total Operating Lease Revenue	$376,437	100%	$230,716	100%	$219,655	100%

Schedule of contracted future minimum rental payments due under non-cancellable operating leases

Year ending December 31,	(Dollars in thousands)
2013	$299,730
2014	253,831
2015	192,541
2016	116,595
2017	79,696
Thereafter	42,542

Future minimum rental payments under operating leases	$984,935

Summary of lease incentive amortization

Year ending December 31,	(Dollars in thousands)
2013	$8,010
2014	8,279
2015	7,739
2016	5,412
2017	3,728
‘Thereafter	3,254

Future amortization of lease incentives	$36,422

Investment in Unconsolidated Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2012
Investment in Unconsolidated Subsidiaries [Abstract]
Summarized financial information of the Company's investment in unconsolidated subsidiaries

	As of December 31,
	2012	2011
Total assets (1)	$35,192	$113,435
Total liabilities (1)	25,250	78,570

	For the year ended December 31,
	2012	2011	2010
Total revenues	$159,356	$121,452	$67,470
Net income	58,565	42,905	22,385

(1)	Excludes the financial information of BBAM LP as of December 31, 2012. The Company sold its interest in BBAM LP on December 28, 2012.

Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets [Abstract]
Principal components of other assets

	December 31, 2012	December 31, 2011
	(Dollars in thousands)
Loan issuance costs, net	$18,461	$8,819
Lease premiums	8,718	14,833
Other assets	4,847	4,369

Total other assets	$32,026	$28,021

Secured Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Debt Instrument [Line Items]
Secured borrowings balance, net of unamortized debt discounts

	Net carrying value as of December 31,		Weighted average interest rate as of December 31,		Maturity date
	2012	2011	2012	2011
	(in thousands)
Notes Payable	$639,281	$599,805	0.88%	0.95%	November 2033
B&B Air Acquisition Facility	—	425,931	—	2.86%	—
Nord LB Facility	490,717	569,909	4.14%	3.98%	November 2018
BOS Facility	268,625	479,561	5.18%	4.98%	April 2013 – December 2017
Term Loan	377,646	—	5.75%	—	August 2018
Other aircraft secured borrowings	276,143	216,395	5.54%	5.70%	December 2013 – February 2019
Other secured borrowing	—	34,509	—	0.58%	—

Total	$2,052,412	$2,326,110

Future Minimum Principal Payments

Year ending December 31,	(Dollars in thousands)
2013	$231,599
2014	284,354
2015	219,019
2016	143,437
2017	220,706
Thereafter	1,016,224

Future minimum principal payments due	$2,115,339

Notes Payable [Member]
Debt Instrument [Line Items]
Schedule of Debt

	Balance as of
	December 31, 2012	December 31, 2011
	(in thousands)
Outstanding principal balance:
Notes issued	$660,444	$606,751
Unamortized discount	(21,163)	(6,946)

Notes payable, net	$639,281	$599,805

B and B Air Acquisition Facility [Member]
Debt Instrument [Line Items]
Schedule of Debt

Aircraft Acquisition Facility:	Balance as of December 31, 2012	Balance as of December 31, 2011
	(Dollars in thousands)
Principal — Tranche A	$—	$241,931
Principal — Tranche B	—	184,000

Borrowings under B&B Air Acquisition Facility	—	425,931
Equity Tranche	—	96,000

Total facility	$—	$521,931

Nord LB Facility [Member]
Debt Instrument [Line Items]
Schedule of Debt

	Balance as of
	December 31, 2012	December 31, 2011
	(in thousands)
Outstanding principal balance	$508,942	$598,198
Unamortized debt discount	(18,225)	(28,289)

Nord LB Facility balance, net	$490,717	$569,909

BOS Facility [Member]
Debt Instrument [Line Items]
Schedule of Debt

	Balance as of
	December 31, 2012	December 31, 2011
	(in thousands)
Outstanding principal balance:
Senior tranches	$242,815	$440,106
Junior tranches	32,701	53,341

Total outstanding principal balance	275,516	493,447
Unamortized debt discount	(6,891)	(13,886)

BOS Facility balance, net	$268,625	$479,561

Weighted average interest rates on senior and junior tranche loans, excluding the debt discount amortization

	December 31, 2012	December 31, 2011
Fixed rate loans:
Senior tranches	5.88%	5.58%
Junior tranches	7.39%	7.29%
Variable rate loans:
Senior tranches	1.64%	2.13%
Junior tranches	2.91%	3.78%
Facility weighted average interest rate	5.18%	4.91%

Term Loan [Member]
Debt Instrument [Line Items]
Schedule of Debt

	Balance as of
	December 31, 2012	December 31, 2011
	(in thousands)
Outstanding principal balance	$390,062	$—
Unamortized debt discount	(12,416)	—

Term loan, net	$377,646	$—

Other Aircraft Secured Borrowings [Member]
Debt Instrument [Line Items]
Schedule of Debt

	Number of Aircraft Financed	Principal Balance Outstanding as of December 31,		Weighted Average Interest Rates (1)	Maturity Date
		2012	2011
		(in thousands)
GAAM Facility No. 1 (2) (4)	6	$42,090	$46,126	5.81%	May 2017 – June 2017
GAAM Facility No. 2	2	31,630	34,010	6.30%	August 2014 – December 2015
GAAM Note Payable 1 (3)	1	19,989	20,836	1.82%	December 2015
GAAM Note Payable 2	1	16,696	18,000	6.22%	December 2017
GAAM Note Payable 3	1	14,194	—	5.69%	December 2016
GAAM Note Payable 4	1	14,419	—	5.87%	January 2018
Aircraft Note Payable 1	1	26,560	28,343	6.41%	December 2018
Aircraft Note Payable 2	1	27,008	28,715	7.20%	February 2019
Aircraft Note Payable 3	1	23,894	26,566	5.14%	December 2015
Aircraft Note Payable 4	1	17,611	19,599	5.33%	May 2016
Aircraft Note Payable 5	1	10,909	—	4.32%	December 2013
Aircraft Note Payable 6	1	10,835	—	4.65%	December 2013
Aircraft Note Payable 7	1	12,267	—	5.12%	June 2015
Aircraft Note Payable 8	1	12,273	—	5.12%	June 2015

Total outstanding principal balance		$280,375	$222,195
Unamortized debt discount (2) (3)		(4,232)	(5,800)

Other aircraft secured borrowings balance, net		$276,143	$216,395

(1)	Represents the contractual interest rates.
(2)	As of December 31, 2012 and 2011, the unamortized discount associated with GAAM Facility No. 1 totaled $3.2 million and $4.3 million, respectively.
(3)	As of December 31, 2012 and 2011, the unamortized discount associated with GAAM Note Payable 1 totaled $1.0 million and $1.5 million, respectively.
(4)	The loans in this facility are cross-collateralized and the lenders may require payment in full or foreclose on any aircraft upon an event of default on any loan.

Derivatives (Tables)	12 Months Ended
Dec. 31, 2012
Derivatives Fair Value [Line Items]
Designated derivative instruments classified as derivative liabilities

Type	Quantity	Maturity Dates	Hedge Interest Rates	Swap Contract Notional Amount	Fair Market Value of Derivative Liability	Credit Risk Adjustment	Adjusted Fair Market Value of Derivative Liability	Deferred Tax Benefit	Loss Recognized in Accumulated Comprehensive Loss	Loss Recognized into Earnings
Interest rate swap contacts	27	1/14/2015 - 11/14/2018	0.90% - 4.93%	$993,278	$(49,491)	$3,096	$(46,395)	$4,889	$(35,199)	$(377)
Accrued interest				—	(1,140)	—	(1,140)	—	—	—

Total – designated derivative liabilities	27			$993,278	$(50,631)	$3,096	$(47,535)	$4,889	$(35,199)	$(377)

Undesignated Derivative Liabilities [Member]
Derivatives Fair Value [Line Items]
Undesignated derivative

Type	Quantity	Maturity Dates	Hedge Interest Rates	Contracted Fixed Conversion Rate to U.S. Dollar	Swap Contract Notional Amount	Fair Market Value of Derivative Liability	Credit Risk Adjustment	Adjusted Fair Market Value of Derivative Liability	Gain Recognized into Earnings
Cross currency swap contracts	1	01/23/2014	—	$1AUD to 0.7803	$370	$(1,467)	$35	$(1,432)	$841

Total – non-designated derivative liabilities	1				$370	$(1,467)	$35	$(1,432)	$841

Undesignated Derivative Assets [Member]
Derivatives Fair Value [Line Items]
Undesignated derivative

Type	Quantity	Maturity Dates	Contracted Fixed Conversion Rate to U.S. Dollar		Swap Contract Notional Amount	Fair Market Value of Derivative Asset	Credit Risk Adjustment	Adjusted Fair Market Value of Derivative Asset	Loss Recognized into Earnings
Cross currency swap contracts	3	4/8/2013	$ $	1EURO to 1.4299 - 1.4769	$1,005	$319	$—	$319	$(756)

Total – non-designated derivative assets	3				$1,005	$319	$—	$319	$(756)

Terminated Derivatives [Member]
Derivatives Fair Value [Line Items]
Summary of amortization of terminated interest rate swap

Year ending December 31,	(Dollars in thousands)
2013	$310
2014	287
2015	262
2016	236
2017	208
Thereafter	185

Total future amortization of terminated interest rate swap contract	$1,488

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share Based Compensation [Abstract]
The fair value of SARs expected to vest is estimated on the following assumptions

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
Risk-free interest rate	0.90% – 2.73%	1.67% – 3.47%	2.73% – 3.04%
Volatility	54% – 70%	60% – 70%	65% – 70%
Expected life	6 – 10 years	6 – 9 years	6 – 9 years

Summary of the Company's SAR activity

	Number of shares	Weighted average exercise price	Weighted average remaining contractual life (in years)
Outstanding at January 1, 2010	—	—	—
SARs granted	359,605	$12.42	—
SARs exercised	—	—	—
SARs canceled or forfeited	—	—	—

Outstanding at December 31, 2010	359,605	12.42	9.3
SARs granted	349,235	13.30	—
SARs exercised	—	—	—
SARs canceled or forfeited	—	—	—

Outstanding at December 31, 2011	708,840	12.85	8.8
SARs granted	183,164	12.28	—
SARs exercised	—	—	—
SARs canceled or forfeited	—	—	—

Outstanding at December 31, 2012	892,004	12.74	8.1
Exercisable at December 31, 2012	476,019	$12.64	7.5

Summary of the Company's RSU activity

	Number of shares	Weighted average grant date fair value
Outstanding and unvested at January 1, 2010	—	—
RSUs granted	240,394	$12.42
RSUs vested	(80,132)	12.42
RSUs canceled or forfeited	—	—

Outstanding and unvested at December 31, 2010	160,262	$12.42
RSUs granted	250,766	$13.30
RSUs vested	(80,132)	12.42
RSUs canceled or forfeited	—	—

Outstanding and unvested at December 31, 2011	330,896	$13.09
RSUs granted	116,836	$12.28
RSUs vested	(163,718)	12.87
RSUs canceled or forfeited	—	—

Outstanding and unvested at December 31, 2012	284,014	$12.88

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income tax expense by jurisdiction

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
	(Dollars in thousands)
Current tax expense:
Ireland	10,201	95	149
France	32	25	67
Luxembourg	26	—	—
United States	1,783	1,560	922

Current tax expense — total	12,042	1,680	1,138

Deferred tax expense (benefit):
Ireland	$(10,118)	$1,639	$9,138
France	(2)	6	5
Australia	2,101	731	—
United States	(161)	186	(74)

Deferred tax expense (benefit)— total	(8,180)	2,562	9,069

Total income tax expense	$3,862	$4,242	$10,207

Components of the Company's net deferred tax asset

	December 31, 2012	December 31, 2011
	(Dollars in thousands)
Deferred tax asset:
Net operating loss carry forwards	$165,397	$151,268
Deductible intra-group interest	8,663	—
Net unrealized losses on derivative instruments	6,928	13,298
Basis difference on acquisition of GAAM Australian assets	16,493	16,493
Other	61	—
Valuation allowance	(24,588)	(16,493)

Total deferred tax asset	172,954	164,566

Deferred tax liability:
Excess of tax depreciation over book depreciation	(137,509)	(127,660)
Book/tax differences identified in connection with GAAM Portfolio acquisition:
Debt	(4,324)	(6,826)
Security deposits and maintenance reserve liability	(551)	(1,451)
Lease premiums, net	(307)	(1,028)
Net earnings of non-European Union member subsidiaries	(20,813)	(22,110)
Other	—	(162)

Total deferred tax liability	(163,504)	(159,237)

Deferred tax asset, net	$9,450	$5,329

Reconciliation of the income tax expense (benefit)

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
	(Percentage)
Irish statutory corporate tax rate on trading income	12.5%	12.5%	12.5%
Equity earnings from Fly-Z/C LP	(0.4%)	(0.7%)	—
Tax on investment in BBAM LP	1.3%	20.4%	0.9%
Tax impact on repurchased and resold Notes	(1.2%)	(3.0%)	2.0%
Share-based compensation	0.9%	11.2%	0.7%
Tax on gain on sale of investment in BBAM LP	9.1%	—	—
Deductible intra-group interest	(12.9%)	—	—
Foreign tax rate differentials	(2.4%)	(2.8%)	—
True-up of prior year tax provision	1.1%	—	—
Non-deductible transaction fees and expenses	—	40.7%	—
Other	(0.5%)	1.2%	0.1%

Income tax expense	7.5%	79.5%	16.2%

Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities [Abstract]
Principal components of the Company's other liabilities

	December 31, 2012	December 31, 2011
	(Dollars in thousands)
Net tax provision	$9,985	$116
Lease incentive obligation	9,483	11,358
Deferred rent payable	7,773	4,463
Unamortized lease discounts	1,345	1,877
Other	645	—

Total other liabilities	$29,231	$17,814

Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Shareholders' Equity [Abstract]
Schedule of share repurchase program

Board Approval Date	Expiration Date	Maximum dollar value of shares that may be purchased under this program	Calendar year shares were purchased	Total number of shares purchased		Average price paid per share
May 3, 2010	May 2011	$30.0 million	2010	1,641,314	(1)	$10.70
			2011	23,135		$12.43
May 3, 2011	May 2012	$30.0 million	2011	43,533		$10.87
May 2, 2012	May 2013	$25.0 million	—	—		—

(1)	Includes 1,411,264 shares that were repurchased from Babcock &Brown at $10.50 per share or $14.8 million.

Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Calculation of basic and diluted earnings per share

	Year ended December 31, 2012	Year ended December 31, 2011	Year ended December 31, 2010
	(Dollars in thousands, except share and per share data)
Numerator
Net income	$47,669	$1,096	$52,667
Less: Dividend equivalents paid to vested RSUs and SARs	(884)	(360)	(120)

Net income available to common shareholders	$46,785	$736	$52,547

Denominator
Weighted average shares outstanding-Basic	25,792,932	25,843,348	28,264,227
Dilutive common equivalent shares:
RSUs	164,998	143,344	40,165
SARs	3,675	5,370	3,579

Weighted average shares outstanding-Diluted	25,961,605	25,992,062	28,307,971

Earnings per share:
Basic	$1.81	$0.03	$1.86
Diluted	$1.80	$0.03	$1.86

Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Minimum long-term contractual obligations with BBAM LP, excluding rent fees

	2013	2014	2015	2016	2017	Thereafter	Total
	(Dollars in thousands)
Fixed base fee payments (1)	$1,984	$1,984	$1,984	$1,984	$1,984	$15,867	$25,787
Fixed administrative agency fee payments due by B&B Air Funding (1)	826	826	826	826	826	6,614	10,744
Fixed administrative agency fee payments due by Fly Acquisition II	120	120	120	120	102	—	582
Fixed administrative services fee due by Fly Peridot	360	351	300	211	192	270	1,684
Fixed administrative agency fee payments due by other subsidiaries	551	425	317	226	147	71	1,737
Fixed payments for Management Expenses (1) (2)	10,174	10,174	10,174	10,174	10,174	58,871	109,741

Total	$14,015	$13,880	$13,721	$13,541	$13,425	$81,693	$150,275

(1)	Amounts in the table assume CPI rates in effect for 2013 remain constant in future periods.
(2)	The initial term of the Management Agreement is for ten years, with an automatic five year renewal period. The agreement provides for an early termination fee of $8.0 million, subject to potential future adjustment. The table assumes termination of the agreement after the initial ten year term and payment of the applicable termination fee.

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurements [Abstract]
Carrying amounts and fair values of financial instruments

	December 31, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(Dollars in thousands)
Notes payable	$639,281	$587,795	$599,805	$491,468
Aircraft Acquisition Facility	—	—	425,931	414,300
Nord LB Facility	490,717	490,717	569,909	569,909
BOS Facility	268,625	266,794	479,561	479,561
Term Loan	377,646	397,864	—	—
Other aircraft secured debt	276,143	275,122	216,395	216,395
Other secured debt	—	—	34,509	34,509
Derivative asset	319	319	4,023	4,023
Derivative liabilities	48,967	48,967	98,487	98,487

Asset and liabilities measured at fair value on a recurring basis

	Level 1	Level 2	Level 3	Total
	(Dollars in thousands)
December 31, 2012:
Derivative asset	—	319	—	319
Derivative liabilities	—	48,967	—	48,967
December 31, 2011:
Derivative asset	—	4,023	—	4,023
Derivative liabilities	—	98,487	—	98,487

Unaudited Quarterly Condensed Consolidated Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Unaudited Quarterly Condensed Consolidated Financial Information [Abstract]
Unaudited quarterly financial statements

(Dollars in thousands, except per share data)	March 31, 2012	June 30, 2012	September 30, 2012	December 31, 2012
Total revenues	$104,507	$110,910	$86,408	$130,871
Net income (loss)	$20,387	$25,729	$(29,439)	$30,992
Earnings (loss) per share — Basic	$0.78	$1.00	$(1.15)	$1.18
Earnings (loss) per share — Diluted	$0.78	$0.99	$(1.15)	$1.17

The unaudited quarterly financial statements for the year ended December 31, 2011 are presented below:

(Dollars in thousands, except per share data)	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Total revenues	$49,669	$55,171	$49,437	$94,512
Net income (loss)	$2,763	$4,098	$3,416	$(9,181)
Earnings (loss) per share — Basic and Diluted	$0.10	$0.16	$0.13	$(0.37)

Organization (Details) (USD $) In Thousands, unless otherwise specified	Oct. 14, 2011	Dec. 31, 2012 GAAM Portfolio [Member]
Acquisition date fair values of the assets acquired, liabilities assumed and net asset acquired
Cash consideration	$ 141,700	$ 141,749
Assets
Cash and cash equivalents		28,126
Restricted cash and cash equivalents		111,757
Rent receivables		2,311
Flight equipment held for operating leases		1,268,730
Deferred tax asset, net		4,472
Fair value of derivative asset		836
Other assets		17,154
Total assets		1,433,386
Liabilities
Accounts payable and accrued liabilities		1,039
Rentals received in advance		8,252
Security deposits		20,505
Maintenance payment liability		70,342
Borrowings under aircraft acquisition facilities, net		1,172,811
Fair value of derivative liabilities		11,270
Other liabilities		7,418
Total liabilities		1,291,637
Net asset acquired		$ 141,749

Organization (Details 1) (GAAM Portfolio [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
GAAM Portfolio [Member]
Pro forma statement of operations
Pro forma total revenue	$ 372,752	$ 416,290
Pro forma total expenses	369,288	365,933
Pro forma net (loss) income	$ (1,924)	$ 40,777

Organization (Details Textual) (USD $)	1 Months Ended	12 Months Ended					12 Months Ended				1 Months Ended
	Oct. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 28, 2012	Oct. 14, 2011 Aircraft	Dec. 31, 2011 GAAM Portfolio [Member]	Dec. 31, 2010 GAAM Portfolio [Member]	Dec. 31, 2012 GAAM Portfolio [Member]	Oct. 14, 2011 Aircraft [Member]	Dec. 31, 2012 BBAM LP [Member]	Apr. 29, 2010 BBAM LP [Member]
Organization (Additional Textual) [Abstract]
Purchased interest in BBAM Limited Partnership												15.00%
Privately-held aircraft leasing and management business												$ 8,750,000
Owned the remaining interest in BBAM Limited Partnership												85.00%
Company sold its interest in BBAM LP											49,500,000
Acquisition of a portfolio of aircraft						49
Expenses in connection with acquisition	18,000,000		18,038,000
Arrangement fee included in acquisition expenses	12,500,000
Aircraft impairment included in pro forma total expense		11,382,000	7,500,000	0			13,000,000	20,800,000
Organization (Textual) [Abstract]
Manager shares, shares issued		100	100
Manager shares, par value		$ 0.001	$ 0.001
No consideration		0
Voting rights		No voting rights
Appoint the nearest whole number of directors		not more than 3/7th of the number of directors
Common shares, shares issued		28,040,305	25,685,527		2,191,060
Newly issued common shares, aggregate value					25,000,000
Newly issued common shares, per share					$ 11.41
Other assets valued at approximately										1,400,000
Company's unrestricted cash						141,700,000			141,749,000
Secured, non-recourse debt						1,200,000,000
Fair value of debt assumed	52,100,000
End of lease revenues				21,400,000
Gain on sale of option to purchase notes payable				$ 12,501,000

Summary of Significant Accounting Policies (Details Textual) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended				12 Months Ended								12 Months Ended
	Dec. 31, 2012 Segment Lease Lessee	Dec. 31, 2011	Dec. 31, 2010	May 31, 2012 2010 Plan [Member]	Dec. 31, 2012 2010 Plan [Member]	Dec. 31, 2011 2010 Plan [Member]	Dec. 31, 2010 2010 Plan [Member]	Apr. 29, 2010 2010 Plan [Member]	Dec. 31, 2012 Boeing 737-500 [Member] Aircraft	Dec. 31, 2011 Boeing 737-500 [Member]	Dec. 31, 2012 Fly-Z/C Aircraft Holdings LP [Member]	Feb. 09, 2011 Fly-Z/C Aircraft Holdings LP [Member]	Dec. 28, 2012 BBAM LP [Member]	Apr. 29, 2010 BBAM LP [Member]	Dec. 31, 2012 Flight [Member]	Dec. 31, 2011 Flight [Member]	Dec. 31, 2012 Assets Held-for-sale [Member]	Dec. 31, 2012 Flight Equipment Held for Operating Leases [Member]
Summary of Significant Accounting Policies (Textual) [Abstract]
Flight equipment held for sale															$ 0	$ 0
Percentage of limited partnership interest											57.40%	57.40%		15.00%
Company sold its interest in BBAM LP, percentage													15.00%
Expected period of plan of sale																	1 year
Useful life																		25 years
Percentage of residual values																		15.00%
Total useful life																		25 years
Additional aggregate grants of SAR and RSU				300,000
Number of Boeing 737-500 aircraft for which impairment loss recognized									2
Aggregate initial grants					1,500,000	1,200,000	599,999
Issue of shares					1,500,000			1,500,000
Impairment losses recognized	11,382,000	7,500,000	0						11,400,000	7,500,000
Operating lease expiration year									2012
Summary of Significant Accounting Policies (Additional Textual) [Abstract]
Number of operating and reportable segment	1
Maturity period of highly liquid investments	3 months
Allowances for doubtful accounts	0	0
Lessees on non accrual status	2
Interest on unpaid income tax and penalties	$ 0	$ 0	$ 0
Number of operating lease renewals	0

Flight Equipment Held for Operating Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Flight equipment held for operating leases
Cost	$ 3,047,274	$ 3,070,820
Accumulated depreciation	(430,410)	(308,531)
Net flight equipment held for operating leases	$ 2,616,864	$ 2,762,289

Flight Equipment Held for Operating Leases (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	$ 2,616,864	$ 2,762,289
Property on lease held by geographic region, percentage	100.00%	100.00%
Off Lease [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	92,469
Property on lease held by geographic region, percentage	4.00%
Europe [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	1,079,486	1,215,681
Property on lease held by geographic region, percentage	41.00%	44.00%
Europe [Member] | United Kingdom [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	365,411	383,234
Property on lease held by geographic region, percentage	14.00%	14.00%
Europe [Member] | Germany [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	107,568	190,793
Property on lease held by geographic region, percentage	4.00%	7.00%
Europe [Member] | Other Country [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	606,507	641,654
Property on lease held by geographic region, percentage	23.00%	23.00%
Asia and South Pacific [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	713,138	794,750
Property on lease held by geographic region, percentage	27.00%	29.00%
Asia and South Pacific [Member] | China [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	300,568	317,082
Property on lease held by geographic region, percentage	11.00%	12.00%
Asia and South Pacific [Member] | India [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	146,659	241,715
Property on lease held by geographic region, percentage	6.00%	9.00%
Asia and South Pacific [Member] | Australia [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	128,584	152,115
Property on lease held by geographic region, percentage	5.00%	6.00%
Asia and South Pacific [Member] | Other Country [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	137,327	83,838
Property on lease held by geographic region, percentage	5.00%	2.00%
North America [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	301,253	318,129
Property on lease held by geographic region, percentage	12.00%	11.00%
North America [Member] | United States [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	266,603	281,991
Property on lease held by geographic region, percentage	10.00%	10.00%
North America [Member] | Other Country [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	34,650	36,138
Property on lease held by geographic region, percentage	2.00%	1.00%
Mexico South and Central America [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	267,029	262,456
Property on lease held by geographic region, percentage	10.00%	10.00%
Mexico South and Central America [Member] | Mexico [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	169,710	178,321
Property on lease held by geographic region, percentage	6.00%	7.00%
Mexico South and Central America [Member] | Other Country [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	97,319	84,135
Property on lease held by geographic region, percentage	4.00%	3.00%
Middle East and Africa [Member]
Summary of net book value of flight equipment held for operating leases by geographic region
Property on lease held by geographic region	$ 163,489	$ 171,273
Property on lease held by geographic region, percentage	6.00%	6.00%

Flight Equipment Held for Operating Leases (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	$ 376,437	$ 230,716	$ 219,655
Operating lease revenue, Percentage	100.00%	100.00%	100.00%
Europe [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	170,328	109,391	105,504
Operating lease revenue, Percentage	45.00%	47.00%	48.00%
Europe [Member] | United Kingdom [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	45,916	19,444	9,255
Operating lease revenue, Percentage	12.00%	8.00%	4.00%
Europe [Member] | Germany [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	28,746	15,560	15,284
Operating lease revenue, Percentage	8.00%	7.00%	7.00%
Europe [Member] | Other Country [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	95,666	74,387	80,965
Operating lease revenue, Percentage	25.00%	32.00%	37.00%
Asia and South Pacific [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	110,736	47,249	44,948
Operating lease revenue, Percentage	30.00%	20.00%	20.00%
Asia and South Pacific [Member] | India [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	39,312	22,341	24,430
Operating lease revenue, Percentage	10.00%	10.00%	11.00%
Asia and South Pacific [Member] | China [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	36,918	13,620	15,636
Operating lease revenue, Percentage	10.00%	6.00%	7.00%
Asia and South Pacific [Member] | Australia [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	25,280	5,392
Operating lease revenue, Percentage	7.00%	2.00%
Asia and South Pacific [Member] | Other Country [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	9,226	5,896	4,882
Operating lease revenue, Percentage	3.00%	2.00%	2.00%
North America [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	45,202	42,979	46,657
Operating lease revenue, Percentage	12.00%	19.00%	21.00%
North America [Member] | United States [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	41,311	39,088	41,725
Operating lease revenue, Percentage	11.00%	17.00%	19.00%
North America [Member] | Other Country [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	3,891	3,891	4,932
Operating lease revenue, Percentage	1.00%	2.00%	2.00%
Mexico South and Central America [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	31,473	17,963	18,781
Operating lease revenue, Percentage	8.00%	8.00%	9.00%
Mexico South and Central America [Member] | Mexico [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	18,843	16,276	18,781
Operating lease revenue, Percentage	5.00%	7.00%	9.00%
Mexico South and Central America [Member] | Other Country [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	12,630	1,687
Operating lease revenue, Percentage	3.00%	1.00%
Middle East and Africa [Member]
Summary of distribution of operating lease revenue by geographic region
Operating lease revenue	$ 18,698	$ 13,134	$ 3,765
Operating lease revenue, Percentage	5.00%	6.00%	2.00%

Flight Equipment Held for Operating Leases (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Contracted future minimum rentals due under operating leases
2013	$ 299,730
2014	253,831
2015	192,541
2016	116,595
2017	79,696
Thereafter	42,542
Future minimum rental payments under operating leases	$ 984,935

Flight Equipment Held for Operating Leases (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Summary of lease incentive amortization
2013	$ 8,010
2014	8,279
2015	7,739
2016	5,412
2017	3,728
Thereafter	3,254
Future amortization of lease incentives	$ 36,422

Flight Equipment Held for Operating Leases (Details Textual) (USD $)	1 Months Ended	12 Months Ended				3 Months Ended		12 Months Ended
	Feb. 28, 2009 Lease	Dec. 31, 2012 Aircraft Customer Lessee Country Lease	Dec. 31, 2011 Aircraft Customer Country Lessee	Dec. 31, 2010 Customer	Oct. 14, 2011 Aircraft	Mar. 31, 2013 Airbus 320-232 [Member] Aircraft	Mar. 31, 2013 Boeing 737-500 [Member] Aircraft	Dec. 31, 2012 Boeing 737-500 [Member]	Dec. 31, 2011 Boeing 737-500 [Member]	Dec. 31, 2012 Aircraft [Member] Aircraft	Mar. 31, 2013 Aircraft [Member]	Dec. 31, 2011 Aircraft [Member] Aircraft	Oct. 14, 2011 Aircraft [Member]
Flight Equipment Held for Operating Leases (Textual) [Abstract]
Number of aircraft held for operating leases										109		109
Gain on sale of aircraft										$ 8,400,000	$ 14,000,000	$ 9,100,000
Number of aircraft held by GAAM Portfolio					49
Fair value of assets acquired in a business acquisition													1,400,000
Expiration period of leases related to aircrafts										2012
Number of major customer		0	0	0
Number of aircraft sold		4	2			1	2
Flight Equipment Held for Operating Leases (Additional Textual) [Abstract]
Number of aircraft purchased during the period		4	3
Acquisition cost of aircraft purchased		60,400,000	102,900,000
Outstanding principal balance		50,000,000
Repayment of debt			124,800,000
Major maintenance expenditures capitalized		11,400,000	8,000,000
Number of lessees in operating lease		55	53
Number of countries aircraft held for operating lease to lessees		32	29
Number of aircraft off lease		6
Revenue recognized		7,500,000	10,400,000	11,000,000
Revenue recognized from number of lessees		2
Number of lease terminated in 2013		3
Revenue recognized at the end of lease		49,800,000	2,900,000	21,400,000
Impairment losses recognized		11,382,000	7,500,000	0				11,400,000	7,500,000
Amortization of lease premiums net of lease discounts		7,500,000	1,900,000	300,000
Weighted average remaining lease term of the Company's aircraft held for operating leases		3 years 2 months 12 days	3 years 7 months 6 days
Amortization of lease incentives		6,989,000	6,856,000	5,095,000
Number of lease termination	4
Payment received in connection with early lease terminations		6,300,000
Monthly payments received in connection with early lease termination			5,900,000
Interest received along with monthly installment			8.00%
Lease termination settlement			$ 2,135,000	$ 2,298,000

Investment in Unconsolidated Subsidiaries (Details) (Unconsolidated Subsidiaries [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unconsolidated Subsidiaries [Member]
Summarized financial information of the Company's investment in unconsolidated subsidiaries
Total assets	$ 35,192	$ 113,435
Total liabilities	25,250	78,570
Total revenues	159,356	121,452	67,470
Net income	$ 58,565	$ 42,905	$ 22,385

Investment in Unconsolidated Subsidiaries (Details Textual) (USD $)	12 Months Ended				1 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Feb. 09, 2011 Aircraft	Dec. 31, 2012 BBAM LP [Member]	Dec. 31, 2012 BBAM LP [Member]	Dec. 31, 2011 BBAM LP [Member]	Dec. 31, 2010 BBAM LP [Member]	Dec. 28, 2012 BBAM LP [Member]	Apr. 29, 2010 BBAM LP [Member]	Dec. 31, 2012 Fly-Z/C Aircraft Holdings LP [Member]	Dec. 31, 2011 Fly-Z/C Aircraft Holdings LP [Member]	Feb. 09, 2011 Fly-Z/C Aircraft Holdings LP [Member]
Investment in Unconsolidated Subsidiaries (Textual) [Abstract]
Percentage of limited partnership interest										15.00%	57.40%		57.40%
Privately-held aircraft leasing and management business										$ 8,750,000			$ 16,400,000
Company sold its interest in BBAM LP, percentage									15.00%
Company sold its interest in BBAM LP					49,500,000
Gain on sale of investment in unconsolidated subsidiary	36,882,000					36,900,000
Equity earnings from investment	9,383,000	5,647,000	2,901,000			7,800,000	5,400,000	2,900,000			1,600,000	300,000
Distributions from unconsolidated subsidiaries	6,269,000	26,951,000	916,000			6,000,000	5,000,000				500,000	23,200,000
Number of commercial jet aircraft sold				4
Summit interest in joint venture													10.20%
Received in connection with the completion												22,200,000
Debt financing by the joint venture												$ 40,000,000

Other Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Principal components of other assets
Loan issuance costs, net	$ 18,461	$ 8,819
Lease premiums	8,718	14,833
Other assets	4,847	4,369
Total other assets	$ 32,026	$ 28,021

Other Assets (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Assets (Textual) [Abstract]
Amortized of loan issuance cost into interest expense	$ 3.2	$ 6.5	$ 8.1

Secured Borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Secured borrowings balance, net of unamortized debt discounts
Outstanding principal balance	$ 2,052,412	$ 2,326,110
Weighted average interest rate	5.18%	4.91%
Notes Payable [Member]
Secured borrowings balance, net of unamortized debt discounts
Outstanding principal balance	639,281	599,805
Weighted average interest rate	0.88%	0.95%
Maturity Date	Nov 14, 2033
B and B Air Acquisition Facility [Member]
Secured borrowings balance, net of unamortized debt discounts
Outstanding principal balance		425,931
Weighted average interest rate		2.86%
Nord LB Facility [Member]
Secured borrowings balance, net of unamortized debt discounts
Outstanding principal balance	490,717	569,909
Weighted average interest rate	4.14%	3.98%
Maturity Date	Nov 14, 2018
BOS Facility [Member]
Secured borrowings balance, net of unamortized debt discounts
Outstanding principal balance	268,625	479,561
Weighted average interest rate	5.18%	4.98%
BOS Facility [Member] | Minimum [Member]
Secured borrowings balance, net of unamortized debt discounts
Maturity Date	Apr 30, 2013
BOS Facility [Member] | Maximum [Member]
Secured borrowings balance, net of unamortized debt discounts
Maturity Date	Dec 31, 2017
Term Loan [Member]
Secured borrowings balance, net of unamortized debt discounts
Outstanding principal balance	377,646
Weighted average interest rate	5.75%
Maturity Date	Aug 31, 2018
Other Aircraft Secured Borrowings [Member]
Secured borrowings balance, net of unamortized debt discounts
Outstanding principal balance	276,143	216,395
Weighted average interest rate	5.54%	5.70%
Other Aircraft Secured Borrowings [Member] | Minimum [Member]
Secured borrowings balance, net of unamortized debt discounts
Maturity Date	Dec 31, 2013
Other Aircraft Secured Borrowings [Member] | Maximum [Member]
Secured borrowings balance, net of unamortized debt discounts
Maturity Date	Feb 28, 2019
Other Secured Borrowings [Member]
Secured borrowings balance, net of unamortized debt discounts
Outstanding principal balance		$ 34,509
Weighted average interest rate		0.58%

Secured Borrowings (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future minimum principal payments
2013	$ 231,599
2014	284,354
2015	219,019
2016	143,437
2017	220,706
Thereafter	1,016,224
Future minimum principal payments due	$ 2,115,339

Secured Borrowings (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Oct. 02, 2007
Outstanding principal balance:
Notes issued	$ 50,000
Notes payable, net	2,052,412		2,326,110
Notes Payable [Member]
Outstanding principal balance:
Notes issued	660,444		606,751	853,000
Unamortized discount	(21,163)	(26,400)	(6,946)
Notes payable, net	$ 639,281		$ 599,805

Secured Borrowings (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instruments
Secured borrowings, net	$ 2,052,412	$ 2,326,110
B and B Air Acquisition Facility [Member]
Debt Instruments
Secured borrowings, net		425,931
Equity Tranche		96,000
Total facility		521,931
Tranche A [Member] | B and B Air Acquisition Facility [Member]
Debt Instruments
Secured borrowings, net		241,931
Tranche B [Member] | B and B Air Acquisition Facility [Member]
Debt Instruments
Secured borrowings, net		$ 184,000

Secured Borrowings (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instruments
Outstanding principal balance	$ 50,000
Notes payable, net	2,052,412	2,326,110
Nord LB Facility [Member]
Debt Instruments
Outstanding principal balance	508,942	598,198
Unamortized debt discount	(18,225)	(28,289)
Notes payable, net	$ 490,717	$ 569,909

Secured Borrowings (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instruments
Outstanding principal balance	$ 50,000
Notes payable, net	2,052,412	2,326,110
BOS Facility [Member]
Debt Instruments
Outstanding principal balance	275,516	493,447
Unamortized debt discount	(6,891)	(13,886)
Notes payable, net	268,625	479,561
BOS Facility [Member] | Senior tranches [Member]
Debt Instruments
Outstanding principal balance	242,815	440,106
BOS Facility [Member] | Junior tranches [Member]
Debt Instruments
Outstanding principal balance	$ 32,701	$ 53,341

Secured Borrowings (Details 6)	Dec. 31, 2012	Dec. 31, 2011
Variable rate loans:
Facility weighted average interest rate	5.18%	4.91%
Senior tranches [Member]
Fixed rate loans:
Fixed rate loans	5.88%	5.58%
Variable rate loans:
Variable rate loans	1.64%	2.13%
Junior tranches [Member]
Fixed rate loans:
Fixed rate loans	7.39%	7.29%
Variable rate loans:
Variable rate loans	2.91%	3.78%

Secured Borrowings (Details 7) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Aug. 09, 2012	Dec. 31, 2011
Debt Instruments
Outstanding principal balance	$ 50,000
Notes payable, net	2,052,412		2,326,110
Term Loan [Member]
Debt Instruments
Outstanding principal balance	390,062	395,000
Unamortized debt discount	(12,416)	(15,800)
Notes payable, net	$ 377,646

Secured Borrowings (Details 8) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Aircraft	Dec. 31, 2011
Debt Instruments
Weighted average interest rate	5.18%	4.91%
Outstanding principal balance	$ 50,000
Notes payable, net	2,052,412	2,326,110
Other Aircraft Secured Borrowings [Member]
Debt Instruments
Weighted average interest rate	5.54%	5.70%
Outstanding principal balance	280,375	222,195
Unamortized discount	(4,232)	(5,800)
Notes payable, net	276,143	216,395
Other Aircraft Secured Borrowings [Member] | GAAM Facility No. 1 [Member]
Debt Instruments
Number of Aircraft Financed	6
Weighted average interest rate	5.81%
Outstanding principal balance	42,090	46,126
Unamortized discount	(3,200)	(4,300)
Other Aircraft Secured Borrowings [Member] | GAAM Facility No. 1 [Member] | Minimum [Member]
Debt Instruments
Maturity Date	May 2017
Other Aircraft Secured Borrowings [Member] | GAAM Facility No. 1 [Member] | Maximum [Member]
Debt Instruments
Maturity Date	June 2017
Other Aircraft Secured Borrowings [Member] | GAAM Facility No. 2 [Member]
Debt Instruments
Number of Aircraft Financed	2
Weighted average interest rate	6.30%
Outstanding principal balance	31,630	34,010
Other Aircraft Secured Borrowings [Member] | GAAM Facility No. 2 [Member] | Minimum [Member]
Debt Instruments
Maturity Date	August 2014
Other Aircraft Secured Borrowings [Member] | GAAM Facility No. 2 [Member] | Maximum [Member]
Debt Instruments
Maturity Date	December 2015
Other Aircraft Secured Borrowings [Member] | GAAM Note Payable 1 [Member]
Debt Instruments
Number of Aircraft Financed	1
Weighted average interest rate	1.82%
Maturity Date	December 2015
Outstanding principal balance	19,989	20,836
Unamortized discount	(1,000)	(1,500)
Other Aircraft Secured Borrowings [Member] | GAAM Note Payable 2 [Member]
Debt Instruments
Number of Aircraft Financed	1
Weighted average interest rate	6.22%
Maturity Date	December 2017
Outstanding principal balance	16,696	18,000
Other Aircraft Secured Borrowings [Member] | GAAM Note Payable 3 [Member]
Debt Instruments
Number of Aircraft Financed	1
Weighted average interest rate	5.69%
Maturity Date	December 2016
Outstanding principal balance	14,194
Other Aircraft Secured Borrowings [Member] | GAAM Note Payable 4 [Member]
Debt Instruments
Number of Aircraft Financed	1
Weighted average interest rate	5.87%
Maturity Date	January 2018
Outstanding principal balance	14,419
Other Aircraft Secured Borrowings [Member] | Aircraft Note Payable 1 [Member]
Debt Instruments
Number of Aircraft Financed	1
Weighted average interest rate	6.41%
Maturity Date	December 2018
Outstanding principal balance	26,560	28,343
Other Aircraft Secured Borrowings [Member] | Aircraft Note Payable 2 [Member]
Debt Instruments
Number of Aircraft Financed	1
Weighted average interest rate	7.20%
Maturity Date	February 2019
Outstanding principal balance	27,008	28,715
Other Aircraft Secured Borrowings [Member] | Aircraft Note Payable 3 [Member]
Debt Instruments
Number of Aircraft Financed	1
Weighted average interest rate	5.14%
Maturity Date	December 2015
Outstanding principal balance	23,894	26,566
Other Aircraft Secured Borrowings [Member] | Aircraft Note Payable 4 [Member]
Debt Instruments
Number of Aircraft Financed	1
Weighted average interest rate	5.33%
Maturity Date	May 2016
Outstanding principal balance	17,611	19,599
Other Aircraft Secured Borrowings [Member] | Aircraft Note Payable 5 [Member]
Debt Instruments
Number of Aircraft Financed	1
Weighted average interest rate	4.32%
Maturity Date	December 2013
Outstanding principal balance	10,909
Other Aircraft Secured Borrowings [Member] | Aircraft Note Payable 6 [Member]
Debt Instruments
Number of Aircraft Financed	1
Weighted average interest rate	4.65%
Maturity Date	December 2013
Outstanding principal balance	10,835
Other Aircraft Secured Borrowings [Member] | Aircraft Note Payable 7 [Member]
Debt Instruments
Number of Aircraft Financed	1
Weighted average interest rate	5.12%
Maturity Date	June 2015
Outstanding principal balance	12,267
Other Aircraft Secured Borrowings [Member] | Aircraft Note Payable 8 [Member]
Debt Instruments
Number of Aircraft Financed	1
Weighted average interest rate	5.12%
Maturity Date	June 2015
Outstanding principal balance	$ 12,273

Secured Borrowings (Details Textual) (USD $)	12 Months Ended					1 Months Ended			9 Months Ended	12 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended				1 Months Ended		1 Months Ended		1 Months Ended		3 Months Ended		8 Months Ended	12 Months Ended						1 Months Ended					1 Months Ended	12 Months Ended			12 Months Ended					12 Months Ended											1 Months Ended		1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Nord LB Facility [Member]	Nov. 30, 2012 Nord LB Facility [Member]	Feb. 29, 2012 Nord LB Facility [Member]	Nov. 14, 2012 Nord LB Facility [Member]	Dec. 31, 2012 Nord LB Facility [Member]	Dec. 31, 2011 Nord LB Facility [Member]	Dec. 31, 2012 BOS Facility [Member] Aircraft	Dec. 31, 2011 BOS Facility [Member]	Dec. 31, 2012 BOS Facility [Member] Minimum [Member] Occasions	Dec. 31, 2012 BOS Facility [Member] Maximum [Member] Occasions	Dec. 31, 2012 Term Loan [Member] Aircraft	Dec. 31, 2012 Term Loan [Member] Aircraft	Aug. 09, 2012 Term Loan [Member]	Dec. 31, 2011 Term Loan [Member]	Dec. 18, 2011 Term Loan [Member]	Dec. 31, 2012 Term Loan [Member] Minimum [Member]	Dec. 18, 2011 Term Loan [Member] Minimum [Member]	Dec. 31, 2012 Term Loan [Member] Maximum [Member]	Dec. 18, 2011 Term Loan [Member] Maximum [Member]	Apr. 30, 2010 Notes Payable [Member]	Oct. 02, 2007 Notes Payable [Member]	Mar. 31, 2012 Notes Payable [Member]	Dec. 31, 2011 Notes Payable [Member]	Aug. 31, 2012 Notes Payable [Member]	Dec. 31, 2012 Notes Payable [Member] Aircraft	Dec. 31, 2011 Notes Payable [Member]	Dec. 31, 2010 Notes Payable [Member]	Dec. 31, 2009 Notes Payable [Member]	Dec. 31, 2012 Notes Payable, Other Payables [Member]	Dec. 31, 2011 Notes Payable, Other Payables [Member]	Aug. 31, 2012 B and B Air Acquisition Facility [Member]	Dec. 31, 2012 B and B Air Acquisition Facility [Member]	Aug. 09, 2012 B and B Air Acquisition Facility [Member] Aircraft	Dec. 31, 2011 B and B Air Acquisition Facility [Member]	Nov. 07, 2007 B and B Air Acquisition Facility [Member] Aircraft	Nov. 30, 2012 Fly Acquisition II Facility [Member]	Dec. 31, 2012 Fly Acquisition II Facility [Member]	Dec. 31, 2012 Other Aircraft Secured Borrowings [Member] Loan	Dec. 31, 2011 Other Aircraft Secured Borrowings [Member]	Dec. 31, 2012 Other Aircraft Secured Borrowings [Member] Minimum [Member]	Dec. 31, 2012 Other Aircraft Secured Borrowings [Member] Maximum [Member]	Aug. 09, 2012 GAAM Portfolio [Member] Aircraft	Dec. 31, 2012 GAAM Portfolio [Member] Nord LB Facility [Member] Aircraft	Dec. 31, 2012 GAAM Portfolio [Member] BOS Facility [Member] Aircraft	Dec. 31, 2012 GAAM Portfolio [Member] Other Aircraft Secured Borrowings [Member] Loan Aircraft	Dec. 31, 2012 Tranche A [Member] B and B Air Acquisition Facility [Member]	Dec. 31, 2011 Tranche A [Member] B and B Air Acquisition Facility [Member]	Nov. 07, 2007 Tranche A [Member] B and B Air Acquisition Facility [Member]	Dec. 31, 2012 Tranche B [Member] B and B Air Acquisition Facility [Member]	Dec. 31, 2011 Tranche B [Member] B and B Air Acquisition Facility [Member]	Nov. 07, 2007 Tranche B [Member] B and B Air Acquisition Facility [Member]	Dec. 31, 2012 GAAM Facility No. 1 [Member] Other Aircraft Secured Borrowings [Member] Aircraft	Dec. 31, 2011 GAAM Facility No. 1 [Member] Other Aircraft Secured Borrowings [Member]	Dec. 31, 2012 GAAM Note Payable 1 [Member] Other Aircraft Secured Borrowings [Member] Aircraft	Dec. 31, 2011 GAAM Note Payable 1 [Member] Other Aircraft Secured Borrowings [Member]	Apr. 30, 2010 Note Liquidity Facility [Member]	Apr. 29, 2010 Note Liquidity Facility [Member]	Nov. 30, 2012 Revolving Credit Facility [Member] Fly Acquisition II Facility [Member]	Nov. 07, 2012 Revolving Credit Facility [Member] Fly Acquisition II Facility [Member]
Secured Borrowings (Textual) [Abstract]
Notes issued	$ 50,000,000					$ 508,942,000				$ 508,942,000	$ 598,198,000	$ 275,516,000	$ 493,447,000			$ 390,062,000	$ 390,062,000	$ 395,000,000								$ 853,000,000		$ 606,751,000		$ 660,444,000	$ 606,751,000												$ 280,375,000	$ 222,195,000													$ 42,090,000	$ 46,126,000	$ 19,989,000	$ 20,836,000
B&B Air Funding issued aircraft lease-backed Class G-1 notes at offering price																										99.71%
Interest payable based on LIBOR									3.30%			1.43%	2.70%					5.50%				4.50%		5.50%		0.67%																											1.50%			4.00%						1.20%
Accrued interest on the notes						900,000				900,000	1,200,000	400,000	1,000,000															300,000		300,000	300,000												1,000,000	800,000
Principal amount of notes repurchased																																	169,400,000
Payment for the Notes purchase																																	83,000,000
Percentage of lease rate paid to debt service						95.00%
Percentage of lease rate paid to debt service for aircraft remaining off-lease after twelve months						85.00%
Period after lenders may require payment in full						24 months
Period consider for interest payment before termination of lease contract						6 months
Period consider for interest payment after termination of lease contract						6 months
Percentage of return on full equity investment						10.00%
Percentage of return on equity investment as fee payable						10.00%
Lender fee percentage						10.00%
Debt extinguishment costs										800,000		1,400,000
Number of tranches funded																																								2
Number of Aircraft Financed												11				16	16																					16									49	19	21	9							6		1
Number of aircraft refinanced												10
Facility principal repayments due to refinancing												194,900,000	20,000,000
Extended Maturity date												6 months
Number of aircrafts under condition upon repayment of loan												8
Number of aircraft leases under condition upon repayment of loan												3
Percentage of Collateral Security on collateral amount												80.00%
Failure to pay within business day												5 days
Debt instrument LIBOR floor rate																		1.25%
Debt proceeds used to repay B&B Air Acquisition Facility																	266,700,000
Number of occasions to pay interest and principal on loans														4	6
Repayment of B&B air acquisition facility																	122,500,000
Loan maturity date				2013	2017
Loan interest or principal paid due in business days										3 days
Remaining debt proceeds																	112,500,000
Certain other payments due in business days after receiving written notice										5 days
Non compliance of period after receipt of written notice				15 days	30 days					30 days																																20 days
Entities default obligation										10,000,000							50,000,000
Maximum of equity investment after full repayment of the facility										5,000,000
Principal amount of Notes purchased on exercise of an option																																	50,000,000
Principal amounts of repurchased Notes sold to third parties																														106,700,000	40,800,000	50,000,000
Option purchase price as percentage of principal																																48.00%
Proceeds from the sale of repurchased notes																											87,300,000				33,800,000	12,500,000
Debt repaid		124,800,000								20,600,000
Amount of amortized discount						18,225,000				18,225,000	28,289,000	6,891,000	13,886,000			12,416,000	12,416,000	15,800,000									26,400,000	6,946,000		21,163,000	6,946,000												4,232,000	5,800,000													3,200,000	4,300,000	1,000,000	1,500,000
Scheduled monthly minimum principal payments																													1,000,000
Total principal payments under the Nord facility						89,500,000				89,500,000																		10,600,000		14,400,000	10,600,000			100,000	1,900,000
Total principal payments												23,000,000					4,900,000																										21,800,000
Maturity date of the notes										Nov 14, 2018				Apr 30, 2013	Dec 31, 2017		Aug 31, 2018													Nov 14, 2033											Nov 7, 2017				Dec 31, 2013	Feb 28, 2019
Number of aircraft financed by notes																	1													3
Repayment of debt by selling financed aircrafts																														38,800,000	26,100,000
Debt extinguishment costs																4,200,000														1,500,000
Percentage of outstanding principal amount being repaid																					100.00%		101.00%
Aggregate principal amount outstanding in percentage																	67.50%
Amount returned to the Company's subsidiary in respect of the notes it purchased																												3,900,000
Secured term loan Maturities																		2018
Term loan issued at offering price																		96.00%
Percentage of Servicer that BBAM LP ceases to own, directly or indirectly																									50.00%
Percentage of the partnership interests in BBAM LP Summit ceases to own, directly or indirectly																									33.33%
Publicly listed entity or other person net worth to not constitute a servicer termination event																									100,000,000
Percentage of the Servicers key finance and legal team or technical and marketing team cease to be employed by BBAM LP																									50.00%
Repayment of outstanding amount in cash																																				122,500,000
Secured borrowings, net	2,052,412,000	2,326,110,000				490,717,000				490,717,000	569,909,000	268,625,000	479,561,000			377,646,000	377,646,000											599,805,000		639,281,000	599,805,000								425,931,000				276,143,000	216,395,000								241,931,000			184,000,000
Accrued interest was waived by the lenders																																				2,500,000
Repayment of outstanding principal amounts to Nord LB							15,000,000	25,000,000
Repayment of debt	847,607,000	204,867,000	98,551,000
Loan fee							1,900,000
Weighted average interest rate	5.18%	4.91%				4.14%				4.14%	3.98%	5.18%	4.98%			5.75%	5.75%											0.95%		0.88%	0.95%								2.86%				5.54%	5.70%													5.81%		1.82%
Debt extinguishment costs												1,600,000
Quarterly principal payments																	1.25%
Failure to pay within business day																	3 days
Materially incorrect and continues unremedied																	30 days
Failure to comply with certain other covenants and such noncompliance continues																	60 days
Fly Acquisition II Facility provides for aircraft financing of up to																																																														60,000,000		250,000,000
maximum drawdown period																																																															3 years
Maximum age of aircraft acquired at time of funding																																									8 years
Credit facility available period																																									2 years
Percentage of depreciated purchase price consider for loan availability																																										72.50%
Useful life of the aircraft																																										25 years
Percentage of maintenance reserves																																										50.00%
Interest at LIBOR plus a margin for year 3 of loan term																																										4.25%
Interest at LIBOR plus a margin for year 4 of loan term																																										4.75%
Interest at LIBOR plus a margin for year 5 of loan term																																										5.25%
Financed additional aircraft																	7
Prepayment penalty																				1.00%
Prepayment penalty, amount																	3,900,000
Commitment fee, percentage																																										0.75%																			0.40%
Loan extension fee									0.45%
Required to maintain a cash collateral account with an amount equal the outstanding loan balance																																										2.00%
Any representation, warranty or certification made if capable of being remedied, shall continue to unremedied for a period																																										20 days
Fly Acquisition II and any of its subsidiaries defaults in respect of obligations in excess																																										2,500,000
Obligation remains undischarged for a period																																										45 days
Number of loans on aircraft that were assumed with the acquisition of the GAAM portfolio																																																		3
Loans that were arranged in connection with the purchase of additional aircraft																																											8
Credit facility agreement with an international commercial bank	85,000,000
Credit facility agreement outstanding principal balance		34,500,000
Secured Borrowings (Additional Textual) [Abstract]
Repayment of secured borrowings	$ (847,607,000)	$ (204,867,000)	$ (98,551,000)

Derivatives (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2011
Designated derivative instruments classified as derivative liabilities
Deferred Tax Benefit	$ 6,928	$ 13,298
Accrued Interest [Member]
Designated derivative instruments classified as derivative liabilities
Fair Market Value of Derivative Liability	(1,140)
Adjusted Fair Market Value of Derivative Liability	(1,140)
Designated derivative liabilities [Member]
Designated derivative instruments classified as derivative liabilities
Quantity	27
Swap Contract Notional Amount	993,278
Fair Market Value of Derivative Liability	(50,631)
Credit Risk Adjustment	3,096
Adjusted Fair Market Value of Derivative Liability	(47,535)
Deferred Tax Benefit	4,889
Loss Recognized in Accumulated Comprehensive Loss	35,199
Loss Recognized into Earnings	(377)
Interest rate swap contacts [Member]
Designated derivative instruments classified as derivative liabilities
Quantity	27
Hedge Interest Rates, Lower Range	0.90%
Hedge Interest Rates, Higher Range	4.93%
Swap Contract Notional Amount	993,278	1,187,600
Fair Market Value of Derivative Liability	(49,491)
Credit Risk Adjustment	3,096
Adjusted Fair Market Value of Derivative Liability	(46,395)
Deferred Tax Benefit	4,889
Loss Recognized in Accumulated Comprehensive Loss	35,199
Loss Recognized into Earnings	$ (377)
Interest rate swap contacts [Member] | Minimum [Member]
Designated derivative instruments classified as derivative liabilities
Maturity Dates	Jan 14, 2015
Interest rate swap contacts [Member] | Maximum [Member]
Designated derivative instruments classified as derivative liabilities
Maturity Dates	Nov 14, 2018

Derivatives (Details 1) (Undesignated Derivative Liabilities [Member])	Dec. 31, 2012 USD ($)	Dec. 31, 2012 AUD	Dec. 31, 2012 Undesignated [Member] USD ($) Contract	Dec. 31, 2012 Undesignated [Member] Cross currency swap contracts [Member] USD ($) Contract
Undesignated derivative liability
Quantity			1	1
Maturity Dates				Jan 23, 2014
Contracted Fixed Conversion Rate to U.S. Dollar	$ 0.7803	1
Swap Contract Notional Amount			370,000	370,000
Fair Market Value of Derivative Liability			(1,467,000)	(1,467,000)
Credit Risk Adjustment			35,000	35,000
Adjusted Fair Market Value of Derivative Liability			(1,432,000)	(1,432,000)
Gain Recognized into Earnings			$ 841,000	$ 841,000

Derivatives (Details 2) (Undesignated Derivative Assets [Member])	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 Minimum [Member] USD ($)	Dec. 31, 2012 Maximum [Member] USD ($)	Dec. 31, 2012 Undesignated [Member] USD ($) Contract	Dec. 31, 2012 Undesignated [Member] Cross currency swap contracts [Member] USD ($) Contract
Undesignated derivative assets
Quantity				3	3
Maturity Dates					Apr 8, 2013
Contracted Fixed Conversion Rate to U.S. Dollar	€ 1	$ 1.4299	$ 1.4769
Swap Contract Notional Amount				1,005,000	1,005,000
Fair Market Value of Derivative Asset				319,000	319,000
Credit Risk Adjustment
Adjusted Fair Market Value of Derivative Asset				319,000	319,000
Loss Recognized into Earnings				$ (756,000)	$ (756,000)

Derivatives (Details 3) (Interest rate swap contacts [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Interest rate swap contacts [Member]
Summary of amortization of terminated interest rate swap
2013	$ 310
2014	287
2015	262
2016	236
2017	208
Thereafter	185
Total future amortization of terminated interest rate swap contract	$ 1,488

Derivatives (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Contract		Dec. 31, 2011		Dec. 31, 2010
Derivatives (Textual) [Abstract]
Number of terminated cross currency swap contracts	4
Change in fair value of derivatives, net of deferred tax	$ 9,075,000	[1]	$ (4,959,000)	[1]	$ (12,885,000)	[1]
Net tax expense	(1,456,000)		470,000		1,840,000
Fully amortized amount related to sale of the aircraft and associated lease rentals			1,100,000
Interest rate swap contacts [Member]
Derivatives (Textual) [Abstract]
Interest rate swap contracts with notional amount	993,278,000		1,187,600,000
Fair market value loss on interest rate swap contracts reflected as derivative liabilities	47,500,000		94,200,000
Change in fair value of derivatives, net of deferred tax	9,100,000		5,000,000		12,900,000
Net tax expense	1,400,000		500,000		1,800,000
Number of terminated interest rate swap			2		2
Received settlement proceeds			2,100,000
Gain associated with the terminated contracts	700,000
Cross currency swap contracts [Member]
Derivatives (Textual) [Abstract]
Received settlement proceeds	1,300,000
GAAM Portfolio [Member] | Interest rate swap contacts [Member]
Derivatives (Textual) [Abstract]
Number of interest rate swap contract	6
GAAM Portfolio [Member] | Cross currency swap contracts [Member]
Derivatives (Textual) [Abstract]
Number of cross currency swap contracts which in connection with acquisition of GAAM Portfolio	7
Number of terminated cross currency swap contracts	3
Euro Cross Currency Swap [Member] | Cross currency swap contracts [Member]
Derivatives (Textual) [Abstract]
Fair market value gain on the Euro cross currency swap contracts, reflected as a derivative asset	300,000		4,000,000
Australian Dollar Cross Currency Swap [Member] | Cross currency swap contracts [Member]
Derivatives (Textual) [Abstract]
Fair market value loss on the Australian dollar (AUD) cross currency swap contracts, reflected as derivative liabilities	1,400,000		4,300,000
Nord LB Facility [Member] | Interest rate swap contacts [Member]
Derivatives (Textual) [Abstract]
Number of interest rate swap contract	16
B and B Air Acquisition Facility [Member] | Interest rate swap contacts [Member]
Derivatives (Textual) [Abstract]
Number of interest rate swap contract	11
Payment made for termination of swaps	36,300,000
Loss recognized into earnings associated with the terminated contracts	$ 32,300,000

[1]	Deferred tax expense was $1.4 million and deferred tax benefit was $0.5 million and $1.8 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Share-Based Compensation (Details) (Stock Appreciation Rights (SARs) [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Appreciation Rights (SARs) [Member]
The fair value of SARs expected to vest is estimated on the following assumptions
Risk-free interest rate, Minimum	0.90%	1.67%	2.73%
Risk-free interest rate, Maximum	2.73%	3.47%	3.04%
Volatility, Minimum	54.00%	60.00%	65.00%
Volatility, Maximum	70.00%	70.00%	70.00%
Expected life, minimum	6 years	6 years	6 years
Expected life , maximum	10 years	9 years	9 years

Share-Based Compensation (Details 1) (Stock Appreciation Rights (SARs) [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Appreciation Rights (SARs) [Member]
Summary of the Company's SAR activity
Number of shares, Outstanding, Beginning Balance	708,840	359,605
Weighted average exercise price, Outstanding Beginning Balance	$ 12.85	$ 12.42
Weighted average remaining contractual life	8 years 1 month 6 days	8 years 9 months 18 days	9 years 3 months 18 days
Aggregate initial grants	183,164	349,235	359,605
Number of shares, SARs exercised
Number of shares, SARs canceled or forfeited
Weighted average exercise price ,SARs granted	$ 12.28	$ 13.3	$ 12.42
Number of shares, Outstanding, Ending Balance	892,004	708,840	359,605
Weighted average exercise price, Outstanding Ending balance	$ 12.74	$ 12.85	$ 12.42
Number of shares, Exercisable	476,019
Weighted average exercise price , Exercisable	$ 12.64
Weighted average remaining contractual life , Exercisable	7 years 6 months

Share-Based Compensation (Details 2) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock Units (RSUs) [Member]
Summary of the Company's SAR activity
Number of shares, Outstanding, Beginning Balance	330,896	160,262
Number of shares, SARs and RSUs granted	116,836	250,766	240,394
Weighted average grant date fair value , RSUs granted	$ 12.28	$ 13.3	$ 12.42
Number of shares, RSUs vested	(163,718)	(80,132)	(80,132)
Weighted average grant date fair value , RSUs vested	$ 12.87	$ 12.42	$ 12.42
Number of shares, RSUs canceled or forfeited
Number of shares, Outstanding, Ending Balance	284,014	330,896	160,262
Weighted average grant date fair value, Ending Balance	$ 12.88	$ 13.09	$ 12.42

Share Based Compensation (Details Textual) (USD $)	12 Months Ended													1 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2011 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2010 Stock Appreciation Rights (SARs) [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 2010 Plan [Member]	Dec. 31, 2011 2010 Plan [Member]	Dec. 31, 2010 2010 Plan [Member]	Apr. 29, 2010 2010 Plan [Member]	May 31, 2012 Stock appreciation right and restricted stock unit [Member]	Mar. 31, 2011 Stock appreciation right and restricted stock unit [Member]	Dec. 31, 2012 Stock appreciation right and restricted stock unit [Member] Installment	Dec. 31, 2011 Stock appreciation right and restricted stock unit [Member]	Dec. 31, 2010 Stock appreciation right and restricted stock unit [Member]
Share Based Compensation (Textual) [Abstract]
Shares for issuance										1,500,000			1,500,000
Aggregate initial grant																		599,999
Additional grants														300,000	600,001
Number of equal installments																3
Granted SARs and RSUs vest expire																tenth anniversary
SARs and RSUs granted to non-employees				150,068	286,131	290,242	95,724	205,454	194,026
Closing Ads Price				$ 12.32	$ 12.52	$ 13.66	$ 12.32	$ 12.52	$ 13.66
Intrinsic value of unvested SARs and RSUs				$ 0	$ 0	$ 300,000	$ 3,500,000	$ 4,100,000	$ 2,200,000
Grant date fair value of the SARs granted				$ 1,400,000	$ 3,200,000	$ 2,900,000	$ 12.28	$ 13.3	$ 12.42
Number of shares, SARs and RSUs granted				183,164	349,235	359,605	116,836	250,766	240,394	1,500,000	1,200,000	599,999
Weighted average remaining vesting term																1 year	1 year	1 year 4 months
Share Based Compensation (Additional Textual) [Abstract]
Share-based compensation related to SARs and RSUs granted under the 2010 Plan	$ 3,635,000	$ 4,768,000	$ 3,720,000
Unamortized share-based compensation expense total	$ 2,600,000	$ 3,600,000	$ 2,900,000

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current tax expense:
Current tax expense total	$ 12,042	$ 1,680	$ 1,138
Deferred tax expense (benefit):
Deferred tax expense (benefit) total	(8,180)	2,562	9,069
Income Tax Expense (Benefit), Total	3,862	4,242	10,207
IRELAND [Member]
Current tax expense:
Current tax expense total	10,201	95	149
Deferred tax expense (benefit):
Deferred tax expense (benefit) total	(10,118)	1,639	9,138
FRANCE [Member]
Current tax expense:
Current tax expense total	32	25	67
Deferred tax expense (benefit):
Deferred tax expense (benefit) total	(2)	6	5
LUXEMBOURG [Member]
Current tax expense:
Current tax expense total	26
Australia [Member]
Deferred tax expense (benefit):
Deferred tax expense (benefit) total	2,101	731
United States [Member]
Current tax expense:
Current tax expense total	1,783	1,560	922
Deferred tax expense (benefit):
Deferred tax expense (benefit) total	$ (161)	$ 186	$ (74)

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax asset:
Net operating loss carry forwards	$ 165,397	$ 151,268
Deductible intra-group interest	8,663
Deferred Tax Benefit	6,928	13,298
Basis difference on acquisition of GAAM Australian assets	16,493	16,493
Other	61
Valuation allowance	(24,588)	(16,493)
Total deferred tax asset	172,954	164,566
Deferred tax liability:
Excess of tax depreciation over book depreciation	(137,509)	(127,660)
Book/tax differences identified in connection with GAAM Portfolio acquisition:
Debt	(4,324)	(6,826)
Security deposits and maintenance reserve liability	(551)	(1,451)
Lease premiums, net	(307)	(1,028)
Net earnings of non-European Union member subsidiaries	(20,813)	(22,110)
Other		(162)
Total deferred tax liability	(163,504)	(159,237)
Deferred tax asset, net	$ 9,450	$ 5,329

Income Taxes (Details 2)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the income tax expense (benefit)
Irish statutory corporate tax rate on trading income	12.50%	12.50%	12.50%
Equity earnings from FLY-Z/C LP	(0.40%)	(0.70%)
Tax on investment in BBAM LP	1.30%	20.40%	0.90%
Tax impact on repurchased and resold Notes	(1.20%)	(3.00%)	2.00%
Share-based compensation	0.90%	11.20%	0.70%
Tax on gain on sale of investment in BBAM LP	9.10%
Deductible intra-group interest	(12.90%)
Foreign tax rate differentials	(2.40%)	(2.80%)
True-up of prior year tax provision	1.10%
Non-deductible transaction fees and expenses		40.70%
Other	(0.50%)	1.20%	0.10%
Income tax expense	7.50%	79.50%	16.20%

Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual) [Abstract]
Corporation tax at the rate on non trading income	25.00%
Income Taxes (Additional Textual) [Abstract]
Corporation tax at the rate on trading income	12.50%	12.50%	12.50%
Fly recorded a tax provision at the Irish capital gains tax rate	33.00%
Unrecognized tax benefits	$ 0	$ 0
BBAM LP [Member]
Income Taxes (Textual) [Abstract]
Percentage of Ownership interest sold	15.00%
Minimum [Member]
Income Taxes (Textual) [Abstract]
Irish tax on dividends paid by BBAM LP	12.50%
Maximum [Member]
Income Taxes (Textual) [Abstract]
Irish tax on dividends paid by BBAM LP	25.00%
Cayman Island Subsidiary [Member]
Income Taxes (Textual) [Abstract]
Repatriated and undistributed earnings from Company's Cayman subsidiaries	25.00%
French Subsidiary [Member]
Income Taxes (Textual) [Abstract]
Corporation tax paid by Fly's subsidiaries residing in foreign countries	33.33%
Luxembourg Subsidiary [Member]
Income Taxes (Textual) [Abstract]
Corporation tax paid by Fly's subsidiaries residing in foreign countries	28.80%
Australian Subsidiary [Member]
Income Taxes (Textual) [Abstract]
Repatriated and undistributed earnings from Company's Cayman subsidiaries	12.50%
Corporation tax paid by Fly's subsidiaries residing in foreign countries	30.00%

Other Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Principal components of the Company's other liabilities
Net tax provision	$ 9,985	$ 116
Lease incentive obligation	9,483	11,358
Deferred rent payable	7,773	4,463
Unamortized lease discounts	1,345	1,877
Other	645
Total other liabilities	$ 29,231	$ 17,814

Other Liabilities (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Liabilities (Textual) [Abstract]
Amortization of lease discount	$ 0.5	$ 0.4

Shareholders' Equity (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Stock Repurchased Program One [Member]
Schedule of share repurchase program
Board Approval Date	May 3, 2010
Expiration Date	May 2011
Maximum dollar value of shares that may be purchased under this program	$ 30
Calendar year shares were purchased	2010
Total number of shares purchased	1,641,314
Average price paid per share	$ 10.7
Stock Repurchased Program One in 2011 [Member]
Schedule of share repurchase program
Calendar year shares were purchased	2011
Total number of shares purchased	23,135
Average price paid per share	$ 12.43
Stock Repurchased Program Two [Member]
Schedule of share repurchase program
Board Approval Date	May 3, 2011
Expiration Date	May 2012
Maximum dollar value of shares that may be purchased under this program	30
Calendar year shares were purchased	2011
Total number of shares purchased	43,533
Average price paid per share	$ 10.87
Stock Repurchased Program Three [Member]
Schedule of share repurchase program
Board Approval Date	May 2, 2012
Expiration Date	May 2013
Maximum dollar value of shares that may be purchased under this program	$ 25

Shareholders' Equity (Details Textual) (USD $)	1 Months Ended		12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended
	Jan. 31, 2013	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 28, 2012	Apr. 30, 2010 Babcock and Brown [Member]	Dec. 31, 2010 Babcock and Brown [Member]	Mar. 31, 2011 Third Party [Member]	Dec. 31, 2012 Summit [Member]	Dec. 31, 2012 Onex [Member]	Dec. 31, 2012 Stock Appreciation Rights (SARs) [Member]
Shareholders' Equity (Textual) [Abstract]
Dividends equivalents to Vested SAR's paid date	Feb 20, 2013											Feb 20, 2013
Shares repurchased, shares							2,011,265	1,411,264	1,035,438
Average price paid per share							$ 8.78	$ 10.5	$ 11.93
Shares repurchased				$ 13,142,000	$ 35,487,000		$ 17,700,000	$ 14,800,000	$ 12,300,000
Shares issued to Onex and Summit, values			23,914,000							5,000,000	20,000,000
Shareholders' Equity (Additional Textual) [Abstract]
Dividends Paid per share	$ 0.22		$ 0.84	$ 0.8	$ 0.8
Dividends Paid Amount			21,629,000	20,738,000	22,407,000
Dividends Paid including Dividend Equivalents	$ 6,200,000
Dividend Record date	Jan 31, 2013		Jan 31, 2013
Newly issued common shares		2,191,060
Per share price						$ 11.41
Discount on share price to the volume-weighted average price in percent			5.00%
Period for determination of discount on issuance of share			5 days
Shares Outstanding		28,040,305	28,040,305	25,685,527	26,707,501

Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator
Net income	$ 30,992	$ (29,439)	$ 25,729	$ 20,387	$ (9,181)	$ 3,416	$ 4,098	$ 2,763	$ 47,669	$ 1,096	$ 52,667
Less: Dividend equivalents paid to vested RSUs and SARs									(884)	(360)	(120)
Net income available to common shareholders									$ 46,785	$ 736	$ 52,547
Denominator
Weighted average shares outstanding-Basic									25,792,932	25,843,348	28,264,227
Weighted average shares outstanding-Diluted									25,961,605	25,992,062	28,307,971
Earnings per share:
Basic	$ 1.18	$ (1.15)	$ 1	$ 0.78					$ 1.81	$ 0.03	$ 1.86
Diluted	$ 1.17	$ (1.15)	$ 0.99	$ 0.78					$ 1.8	$ 0.03	$ 1.86
Restricted Stock Units (RSUs) [Member]
Denominator
Dilutive common equivalent shares:									164,998	143,344	40,165
Stock Appreciation Rights (SARs) [Member]
Denominator
Dilutive common equivalent shares:									3,675	5,370	3,579

Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Minimum long-term contractual obligations with BBAM LP, excluding rent fees
2013	$ 14,015
2014	13,880
2015	13,721
2016	13,541
2017	13,425
Thereafter	81,693
Total	150,275
Fixed base fee payments [Member]
Minimum long-term contractual obligations with BBAM LP, excluding rent fees
2013	1,984
2014	1,984
2015	1,984
2016	1,984
2017	1,984
Thereafter	15,867
Total	25,787
Fixed administrative agency fee payments due by B&B Air Funding [Member]
Minimum long-term contractual obligations with BBAM LP, excluding rent fees
2013	826
2014	826
2015	826
2016	826
2017	826
Thereafter	6,614
Total	10,744
Fixed administrative agency fee payments due by Fly Acquisition II [Member]
Minimum long-term contractual obligations with BBAM LP, excluding rent fees
2013	120
2014	120
2015	120
2016	120
2017	102
Total	582
Fixed administrative services fee due by fly Peridot [Member]
Minimum long-term contractual obligations with BBAM LP, excluding rent fees
2013	360
2014	351
2015	300
2016	211
2017	192
Thereafter	270
Total	1,684
Fixed administrative agency fee payments due by other subsidiaries [Member]
Minimum long-term contractual obligations with BBAM LP, excluding rent fees
2013	551
2014	425
2015	317
2016	226
2017	147
Thereafter	71
Total	1,737
Fixed payments for management expenses [Member]
Minimum long-term contractual obligations with BBAM LP, excluding rent fees
2013	10,174
2014	10,174
2015	10,174
2016	10,174
2017	10,174
Thereafter	58,871
Total	$ 109,741

Related Party Transactions (Details Textual) (USD $)	0 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended			1 Months Ended
	Nov. 29, 2012	Dec. 31, 2012 Employee	Dec. 31, 2011	Dec. 31, 2010	Dec. 28, 2012	Dec. 18, 2012	Oct. 15, 2011	Dec. 28, 2012 Other Aircraft [Member]	Dec. 31, 2012 GAAM Portfolio [Member] Aircraft	Dec. 28, 2012 Summit and Onex [Member]	Dec. 28, 2012 BBAM LP [Member]	Aug. 31, 2012 BBAM LP [Member]	Dec. 31, 2012 BBAM LP [Member]	Dec. 31, 2011 BBAM LP [Member]	Dec. 31, 2010 BBAM LP [Member]	Aug. 31, 2012 BBAM LP [Member] Fly Acquisition Second Fly Period [Member]
Related Party Transactions (Textual) [Abstract]
Purchased interest in BBAM Limited Partnership											15.00%
Management agreement renewal period											5 years
Payment to the manager											$ 8,000,000
Receive a base fee per month											150,000
Rent fee on aggregate amount of aircraft rent due											1.00%
Actual rent collected								3.50%			1.00%
Base and rent fees incurred													12,600,000	8,500,000	7,200,000
Administrative agency fee from B&B air funding per annum													750,000
Administrative fee from B&B Air Acquisition per annum												240,000
Administrative fee per month per aircraft												1,000
Administrative fee per month from Fly Acquisition II and Fly Period																10,000
Payment of administrative fees													1,800,000	1,200,000	1,000,000
BBAM receives a fee of the purchase price of aircraft acquired													1.50%
BBAM receives of sales proceeds of all disposed aircraft		2.00%											1.50%
Number of aircraft acquisition in the GAAM Portfolio									49
Payment to manager a one-time acquisition fee									12,500,000
Percentage of BBAM a fee of selling price											1.50%
Fees payable on disposition of interest in associate											700,000
Percentage of commission of issuance and sale of shares											4.00%
Commission of issuance and sale of shares											1,000,000
Issued shares value		28,000	26,000							25,000,000
Number of shares issued to Summit and Onex		28,040,305	25,685,527		2,191,060					2,191,060
Per share price					$ 11.41					$ 11.41
Related Party Transactions (Additional Textual) [Abstract]
Number of Employees		0
BBAM receives of sales proceeds of all disposed aircraft		2.00%											1.50%
Disposition fee of aggregate gross proceeds on disposition after date		1.50%
Fee incurred for aircraft acquired		900,000	1,500,000	600,000
Fee incurred for aircraft disposed		1,200,000	2,100,000	1,600,000
Discount to the volume weighted average price of the Company's common shares	5.00%
Period of volume weighted average price	5 days
Management Expenses, quarterly payments							2,500,000
Management Expenses, incurred		10,300,000	7,200,000	6,200,000
Reimbursable expenses due to the Manager		300,000	100,000
Payment of one-time success fee to BBAM						200,000
Conjunction with a sale of an option to purchase an aircraft				$ 1,000,000
Summit purchased, shares from Babcock & Brown				1,000,000
Management agreement period		10 years

Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying amounts and fair values of financial instruments
Derivative asset	$ 319	$ 4,023
Carrying Amount [Member]
Carrying amounts and fair values of financial instruments
Notes payable, fair value	639,281	599,805
Derivative asset	319	4,023
Derivative liabilities	48,967	98,487
Carrying Amount [Member] | Aircraft Acquisition Facility [Member]
Carrying amounts and fair values of financial instruments
Notes payable, fair value		425,931
Carrying Amount [Member] | Nord LB Facility [Member]
Carrying amounts and fair values of financial instruments
Notes payable, fair value	490,717	569,909
Carrying Amount [Member] | BOS Facility [Member]
Carrying amounts and fair values of financial instruments
Notes payable, fair value	268,625	479,561
Carrying Amount [Member] | Term Loan [Member]
Carrying amounts and fair values of financial instruments
Notes payable, fair value	377,646
Carrying Amount [Member] | Other aircraft secured debt [Member]
Carrying amounts and fair values of financial instruments
Notes payable, fair value	276,143	216,395
Carrying Amount [Member] | Other secured debt [Member]
Carrying amounts and fair values of financial instruments
Notes payable, fair value		34,509
Fair Value [Member]
Carrying amounts and fair values of financial instruments
Notes payable, fair value	587,795	491,468
Derivative asset	319	4,023
Derivative liabilities	48,967	98,487
Fair Value [Member] | Aircraft Acquisition Facility [Member]
Carrying amounts and fair values of financial instruments
Notes payable, fair value		414,300
Fair Value [Member] | Nord LB Facility [Member]
Carrying amounts and fair values of financial instruments
Notes payable, fair value	490,717	569,909
Fair Value [Member] | BOS Facility [Member]
Carrying amounts and fair values of financial instruments
Notes payable, fair value	266,794	479,561
Fair Value [Member] | Term Loan [Member]
Carrying amounts and fair values of financial instruments
Notes payable, fair value	397,864
Fair Value [Member] | Other aircraft secured debt [Member]
Carrying amounts and fair values of financial instruments
Notes payable, fair value	275,122	216,395
Fair Value [Member] | Other secured debt [Member]
Carrying amounts and fair values of financial instruments
Notes payable, fair value		$ 34,509

Fair Value Measurements (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Asset and liabilities measured at fair value on a recurring basis
Derivative asset	$ 319	$ 4,023
Recurring [Member]
Asset and liabilities measured at fair value on a recurring basis
Derivative asset	319	4,023
Derivative liabilities	48,967	98,487
Recurring [Member] | Level 1 [Member]
Asset and liabilities measured at fair value on a recurring basis
Derivative asset
Derivative liabilities
Recurring [Member] | Level 2 [Member]
Asset and liabilities measured at fair value on a recurring basis
Derivative asset	319	4,023
Derivative liabilities	48,967	98,487
Recurring [Member] | Level 3 [Member]
Asset and liabilities measured at fair value on a recurring basis
Derivative asset
Derivative liabilities

Fair Value Measurements (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Aircraft	Dec. 31, 2011 Aircraft
Fair Value Measurements (Textual) [Abstract]
Impairment recorded in regards to its investment	$ 0	$ 0
Number of aircraft written down	3	2
Net realizable value of the aircraft	$ 11.4	$ 7.5

Unaudited Quarterly Condensed Consolidated Financial Information (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Unaudited quarterly financial statements
Total revenues	$ 130,871	$ 86,408	$ 110,910	$ 104,507	$ 94,512	$ 49,437	$ 55,171	$ 49,669	$ 432,696	$ 248,789	$ 253,665
Net income (loss)	$ 30,992	$ (29,439)	$ 25,729	$ 20,387	$ (9,181)	$ 3,416	$ 4,098	$ 2,763	$ 47,669	$ 1,096	$ 52,667
Earnings (loss) per share - Basic	$ 1.18	$ (1.15)	$ 1	$ 0.78					$ 1.81	$ 0.03	$ 1.86
Earnings (loss) per share - Diluted	$ 1.17	$ (1.15)	$ 0.99	$ 0.78					$ 1.8	$ 0.03	$ 1.86
Earnings (loss) per share - Basic and Diluted					$ (0.37)	$ 0.13	$ 0.16	$ 0.1

Subsequent Events (Details Textual) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Mar. 31, 2013 Aircraft	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Subsequent Events (Additional Textual) [Abstract]
Dividends declared and paid per share	$ 0.22		$ 0.84	$ 0.8	$ 0.8
Company declared a dividend, Amount	$ 6.2
Dividends Payable date	Feb 20, 2013
Dividend Record date	Jan 31, 2013		Jan 31, 2013
Number of aircraft sold		3
Aircraft [Member]
Subsequent Events (Textual) [Abstract]
Gain on sale of aircraft		14	$ 8.4	$ 9.1

Consolidated Financial Information of Parent (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 163,124				$ 82,105				$ 163,124	$ 82,105	$ 164,107
Other assets, net	32,026				28,021				32,026	28,021
Total assets	2,968,672				3,198,498				2,968,672	3,198,498
Liabilities
Payable to related parties	2,789				4,863				2,789	4,863
Total liabilities	2,436,670				2,755,465				2,436,670	2,755,465
Shareholders' equity	532,002				443,033				532,002	443,033	474,904	484,524
Total liabilities and shareholders' equity	2,968,672				3,198,498				2,968,672	3,198,498
Revenues
Interest and other income									1,634	1,154	2,861
Total revenues	130,871	86,408	110,910	104,507	94,512	49,437	55,171	49,669	432,696	248,789	253,665
Expenses
Selling, general and administrative									40,192	27,248	25,413
Net income from continuing operations before provision for income taxes									51,531	5,338	62,874
Income tax benefit									3,862	4,242	10,207
Net income	30,992	(29,439)	25,729	20,387	(9,181)	3,416	4,098	2,763	47,669	1,096	52,667
Weighted average number of shares:
Basic									25,792,932	25,843,348	28,264,227
Diluted									25,961,605	25,992,062	28,307,971
Earnings per share:
Basic	$ 1.18	$ (1.15)	$ 1	$ 0.78					$ 1.81	$ 0.03	$ 1.86
Diluted	$ 1.17	$ (1.15)	$ 0.99	$ 0.78					$ 1.8	$ 0.03	$ 1.86
Cash Flows from Operating Activities
Net income	30,992	(29,439)	25,729	20,387	(9,181)	3,416	4,098	2,763	47,669	1,096	52,667
Adjustments to reconcile net income to net cash flows provided by operating activities:
Share-based compensation									3,635	4,768	3,720
Professional fees paid by Babcock & Brown											2,180
Changes in operating assets and liabilities:
Other assets									5,644	(1,913)
Payable to related parties									(4,837)	1,781	(8,178)
Accrued and other liabilities									13,578	(2,135)	(1,225)
Net cash flows (used in) provided by operating activities									180,382	110,277	115,225
Cash Flows from Investing Activities
Net cash flows provided by (used in) investing activities									56,080	(51,253)	47,350
Cash Flows from Financing Activities
Dividends									(21,629)	(20,738)	(22,407)
Dividend equivalents									(884)	(360)	(120)
Shares repurchased										(13,142)	(35,487)
Net cash flows provided by (used in) financing activities									(155,443)	(141,026)	(94,440)
Net (decrease) increase in cash									81,019	(82,002)	68,135
Cash at beginning of period				82,105				164,107	82,105	164,107	95,972
Cash at end of period	163,124				82,105				163,124	82,105	164,107
Supplemental Disclosure of Non Cash Activities:
Taxes paid									2,057	1,381	1,193
Parent Company [Member]
Assets
Cash and cash equivalents	82,124				59,821				82,124	59,821	154,393
Receivable From Subsidiaries					24,802					24,802
Notes receivable from subsidiaries	5,986				51,586				5,986	51,586
Investments in subsidiaries	473,665				327,215				473,665	327,215
Investment in unconsolidated subsidiary	6,308				5,135				6,308	5,135
Other assets, net	445				452				445	452
Total assets	568,528				469,011				568,528	469,011
Liabilities
Payable to related parties	1,126				5				1,126	5
Payable to subsidiaries	9,814								9,814
Note payable to subsidiaries	3,986				4,486				3,986	4,486
Deferred tax liability, net	19,609				20,700				19,609	20,700
Accrued and other liabilities	1,991				787				1,991	787
Total liabilities	36,526				25,978				36,526	25,978
Shareholders' equity	532,002				443,033				532,002	443,033
Total liabilities and shareholders' equity	568,528				469,011				568,528	469,011
Revenues
Equity in earnings of subsidiaries									47,602	6,613	62,920
Equity in earnings from unconsolidated subsidiary									1,631	279
Intercompany management fee income									16,154	9,550	5,100
Interest and other income									176	79	61
Total revenues									65,563	16,521	68,081
Expenses
Selling, general and administrative									19,053	15,923	13,246
Net income from continuing operations before provision for income taxes									46,510	598	54,835
Income tax benefit									(1,159)	(498)	2,168
Net income									47,669	1,096	52,667
Weighted average number of shares:
Basic									25,792,932	25,843,348	28,264,227
Diluted									25,961,605	25,992,062	28,307,971
Earnings per share:
Basic									$ 1.81	$ 0.03	$ 1.86
Diluted									$ 1.8	$ 0.03	$ 1.86
Cash Flows from Operating Activities
Net income									47,669	1,096	52,667
Adjustments to reconcile net income to net cash flows provided by operating activities:
Equity in earnings of subsidiaries									(47,602)	(6,613)	(62,920)
Equity in earnings of unconsolidated subsidiary									(1,631)	(279)
Income tax benefit									(1,203)	(497)	2,168
Share-based compensation									3,635	4,768	3,720
Professional fees paid by Babcock & Brown											260
Changes in operating assets and liabilities:
Receivable/(payable) to subsidiaries									(3,330)	13,967	23,103
Other assets									7	(69)	44
Payable to related parties									1,121	(22)	(5,751)
Accrued and other liabilities									1,316	(133)	(53)
Net cash flows (used in) provided by operating activities									(18)	12,218	13,238
Cash Flows from Investing Activities
Capital contributions to subsidiaries									(21,000)	(122,703)	(20,212)
Distributions received from subsidiaries									41,462	102,109	123,584
Capital contributions to unconsolidated subsidiary										(5,863)
Distributions received from unconsolidated subsidiary									458	1,007
Notes payable to subsidiaries										(47,100)
Net cash flows provided by (used in) investing activities									20,920	(72,550)	103,372
Cash Flows from Financing Activities
Proceeds from issuance of shares, net of fees paid									23,914
Dividends									(21,629)	(20,738)	(22,407)
Dividend equivalents									(884)	(360)	(120)
Shares repurchased										(13,142)	(35,487)
Net cash flows provided by (used in) financing activities									1,401	(34,240)	(58,014)
Net (decrease) increase in cash									22,303	(94,572)	58,596
Cash at beginning of period				59,821				154,393	59,821	154,393	95,797
Cash at end of period	82,124				59,821				82,124	59,821	154,393
Supplemental Disclosure of Non Cash Activities:
Taxes paid